UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687
Name of Registrant: Vanguard Municipal Bond Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2012
Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.5%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/12	20,000	20,317
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/13	35,840	38,064
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.180%	8/7/12	7,280	7,280
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,460
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,741
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,887
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,753
University of Alabama at Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,104
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,980
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,286
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,960
				87,832
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	11,279
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,256
				13,535
Arizona (1.5%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.160%	8/7/12 LOC	3,905	3,905
Arizona COP	5.000%	9/1/14 (4)	4,800	5,196
Arizona COP	5.000%	9/1/15 (4)	4,000	4,469
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.220%	8/7/12 LOC	26,000	26,000
Arizona School Facilities Board COP	5.250%	9/1/12 (4)	12,350	12,403
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	17,425
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	10,090
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,926
Arizona School Facilities Board Revenue
(School Improvement)	5.000%	1/1/14	5,000	5,331
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,398
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	2,415	2,520
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,768

Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	6,092
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,651
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,988
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,677
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	9,879
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,731
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.160%	8/7/12	7,260	7,260
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	2,000	2,508
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,939
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,631
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,855
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,534
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	3,048
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,816
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/13	3,660	3,805
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/15	6,000	6,690
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,511
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,167
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,596
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.160%	8/7/12	13,220	13,220
Scottsdale AZ GO	5.000%	7/1/13	5,000	5,219
Scottsdale AZ GO	5.000%	7/1/17	2,700	3,259
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,324
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,688
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,575
				238,094
California (12.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,192
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	558
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	10,000	8,837

1 Anaheim CA Public Financing Authority Lease
Revenue (Anaheim Public Improvements
Project) TOB VRDO	0.140%	8/7/12 LOC	12,700	12,700
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	17,343
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.170%	8/7/12	9,270	9,270
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.230%	8/7/12	9,320	9,320
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.130%	8/7/12 LOC	49,350	49,350
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	30,000	32,450
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	21,250	23,863
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	40,000	44,918
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	14,020
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	26,291
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	12,359
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,500	3,026
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,365	1,684
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,000	5,008
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,613
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	2,500	2,733
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,390	3,710
California Economic Recovery Bonds GO	5.250%	7/1/14	11,610	12,693
California Economic Recovery Bonds GO	5.000%	7/1/16	1,500	1,747
California Economic Recovery Bonds GO	5.000%	7/1/17	15,090	18,071
California Economic Recovery Bonds GO	5.000%	7/1/18	41,600	50,868
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.160%	8/7/12 LOC	9,100	9,100
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.160%	8/7/12 LOC	13,450	13,450
California GO	5.000%	5/1/13	23,475	24,296
California GO	5.000%	9/1/13	32,125	33,732
California GO	5.000%	11/1/13	13,695	14,480
California GO	5.000%	8/1/14	1,970	2,146
California GO	5.000%	4/1/15	21,300	23,706
California GO	5.000%	6/1/15	3,250	3,571
California GO	5.000%	6/1/15 (14)	5,100	5,708
California GO	5.000%	3/1/16	3,210	3,677
California GO	5.000%	3/1/16 (14)	1,120	1,283
California GO	5.000%	3/1/16	4,460	5,109
California GO	5.000%	3/1/16 (14)	6,510	7,061
California GO	5.000%	4/1/16	6,670	7,661
California GO	5.000%	5/1/16	2,150	2,402

	California GO	5.000%	8/1/16	2,825	3,278
	California GO	5.000%	10/1/16	1,225	1,429
	California GO	5.000%	10/1/16	28,605	33,358
	California GO	5.000%	11/1/16 (2)	5,375	6,283
	California GO	5.000%	12/1/16	2,500	2,930
	California GO	6.000%	2/1/17 (2)	3,500	4,268
	California GO	5.000%	3/1/17	3,755	4,416
	California GO	5.000%	3/1/17 (14)	1,300	1,478
	California GO	5.000%	4/1/17	7,275	8,572
3	California GO	0.900%	5/1/17	3,500	3,506
	California GO	5.000%	9/1/17	4,250	5,052
	California GO	5.000%	10/1/17	20,000	23,813
	California GO	5.000%	10/1/17	4,005	4,768
	California GO	5.000%	9/1/18	32,260	38,926
	California GO	5.000%	10/1/18	25,000	30,222
	California GO	5.000%	4/1/19	18,580	22,387
	California GO	5.000%	9/1/19	19,000	23,022
	California GO VRDO	0.140%	8/7/12 LOC	44,600	44,600
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,243
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,990
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	25,148
	California Health Facilities Financing Authority
	Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,040
	California Health Facilities Financing Authority
	Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,520
	California Health Facilities Financing Authority
	Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,568
[2,3] California Health Facilities Financing Authority
	Revenue (Children's Hospital of Los Angeles)	0.000%	7/1/17	5,200	5,200
	California Health Facilities Financing Authority
	Revenue (Lucile Salter Packard Children's
	Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,063
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,677
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,865
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	5.000%	8/15/12	5,000	5,009
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,310
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,426
	California Health Facilities Financing Authority
	Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,638
1	California Infrastructure & Economic
	Development Bank Revenue (Bay Area Toll
	Bridges Seismic Retrofit) TOB VRDO	0.180%	8/1/12 (ETM)	26,095	26,095
3	California Infrastructure & Economic
	Development Bank Revenue (J. Paul Getty
	Trust) PUT	0.650%	4/1/14	35,000	35,000
	California Infrastructure & Economic
	Development Bank Revenue (Orange County
	Performing Arts Center) VRDO	0.220%	8/7/12 LOC	17,870	17,870

California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/14	1,230	1,284
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,666
California Municipal Finance Authority Solid
Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.000%	9/2/14	12,600	12,704
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.500%	10/1/12	20,000	20,000
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,156
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,758
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,917
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,165
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	19,579
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	6,059
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,707
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/13	7,500	7,747
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/15 (14)	10,000	11,230
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,931
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,740
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,484
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,163
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	4,107
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,204
1 California State University Revenue Systemwide
TOB VRDO	0.190%	8/7/12 (4)	6,435	6,435
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.100%	4/1/13 (10)	5,000	5,120
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	16,080
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.170%	8/7/12	5,768	5,768
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	5.250%	11/15/14	860	881
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/15	750	831

Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	915
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.120%	8/7/12	20,000	20,000
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/15 (ETM)	18,535	18,321
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.000%	1/15/16 (14)	8,400	8,413
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13	5,655	5,830
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	37,210	38,848
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	21,410	22,375
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	39,490	41,376
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	32,000	33,741
Golden State Tobacco Securitization Corp.
California	7.900%	6/1/13 (Prere.)	20,000	21,273
Irvine CA Reassessment District No. 12-1
Improvement Revenue	2.000%	9/2/13	1,000	1,015
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/14	530	550
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/15	1,160	1,218
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/16	2,000	2,115
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.150%	8/1/12	15,300	15,300
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.180%	8/1/12	10,120	10,120
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.160%	8/7/12	4,000	4,000
Los Angeles CA GO	5.000%	9/1/17	32,500	39,245
Los Angeles CA GO	5.000%	9/1/19	5,000	6,215
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	6,227
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	34,802
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,550
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,737
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	16,367
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	22,559
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	22,853
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	22,881
1 Los Angeles CA Unified School District GO TOB
VRDO	0.160%	8/7/12	22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13	11,205	11,652
Los Angeles CA Wastewater System Revenue
VRDO	0.160%	8/7/12 LOC	4,270	4,270
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	26,110
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,887
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/12 (14)	7,710	7,817
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,942

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,826
Metropolitan Water District of Southern
California Revenue VRDO	0.150%	8/7/12	6,020	6,020
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,636
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	8,490	8,685
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	2,994
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/15	3,000	3,287
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,498
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,973
Orange County CA Water District COP VRDO	0.150%	8/7/12	12,000	12,000
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,388
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,779
1 Palomar Pomerado Health California GO TOB
VRDO	0.180%	8/7/12 LOC	10,320	10,320
Riverside CA Electric Revenue VRDO	0.170%	8/7/12 LOC	55,315	55,315
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	7,598
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.170%	8/7/12	6,310	6,310
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/13	750	779
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/15	700	781
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,150
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	9,097
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	5,000	5,554
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.210%	8/7/12	83,300	83,300
Sacramento County CA Airport Revenue	5.000%	7/1/13	7,200	7,467
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	7,101
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	9,138
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	3,290	3,380
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,214
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	5,937
1 San Diego CA Community College District GO
TOB VRDO	0.160%	8/7/12	4,880	4,880
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	13,726
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	16,230
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.160%	8/7/12	9,900	9,900
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,604
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	10,537

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	19,614
San Francisco CA City & County International
Airport Revenue VRDO	0.150%	8/7/12 LOC	9,200	9,200
1 Sonoma County CA Junior College District GO
TOB VRDO	0.270%	8/7/12	3,440	3,440
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,442
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,887
1 Sweetwater CA Unified School District GO TOB
VRDO	0.170%	8/7/12 (13)	13,600	13,600
1 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.180%	8/7/12 LOC	5,400	5,400
University of California Revenue	5.000%	5/15/17	2,250	2,700
University of California Revenue	5.000%	5/15/18	2,000	2,437
University of California Revenue	5.000%	5/15/19	4,435	5,482
1 University of California Revenue TOB VRDO	0.150%	8/1/12	1,800	1,800
1 University of California Revenue TOB VRDO	0.160%	8/7/12	9,300	9,300
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	3,160
				2,078,582
Colorado (1.1%)
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,710
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,446
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,768
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.170%	8/7/12	25,050	25,050
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	7,222
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,563
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	9,163
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	4,298
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.170%	8/7/12	10,005	10,005
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	2,026
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,943
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	3,092
E-470 Public Highway Authority Colorado
Revenue PUT	5.000%	9/2/13 (14)	11,485	11,943
3 E-470 Public Highway Authority Colorado
Revenue PUT	2.870%	9/1/14	16,500	16,510
Jefferson County CO School District GO	5.000%	12/15/12 (2)	3,500	3,562
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	9,116
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/16 (Prere.)	22,500	26,703

University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,437
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	3,089
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,236
University of Colorado Hospital Authority
Revenue	5.000%	11/15/13	1,960	2,055
University of Colorado Hospital Authority
Revenue	5.000%	11/15/14	1,000	1,077
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,445
University of Colorado Hospital Authority
Revenue VRDO	0.170%	8/7/12 LOC	21,390	21,390
University of Colorado Hospital Authority
Revenue VRDO	0.170%	8/7/12 LOC	5,000	5,000
				185,849
Connecticut (2.1%)
Connecticut GO	5.000%	3/15/13	10,000	10,298
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,176
Connecticut GO	5.000%	1/1/14	18,250	19,448
Connecticut GO	5.000%	1/1/15	14,710	16,302
Connecticut GO	5.250%	11/1/15	1,000	1,152
Connecticut GO	5.000%	12/1/15 (14)	10,035	10,853
Connecticut GO	5.000%	1/1/16	30,000	34,490
Connecticut GO	5.000%	3/1/16	4,705	5,440
Connecticut GO	5.000%	5/1/16	10,000	11,628
3 Connecticut GO	0.800%	5/15/16	8,300	8,369
Connecticut GO	5.000%	4/1/17	1,165	1,389
3 Connecticut GO	0.920%	5/15/17	20,000	20,000
Connecticut GO	5.000%	12/1/17	15,000	17,714
3 Connecticut GO	1.030%	4/15/18	4,500	4,514
Connecticut GO	5.000%	6/1/18	14,955	18,220
Connecticut GO	5.000%	11/1/18	1,000	1,228
3 Connecticut GO	1.250%	4/15/19	6,000	6,070
Connecticut GO	5.000%	6/1/19	22,165	27,368
3 Connecticut GO PUT	1.500%	3/1/18	17,500	17,701
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,395
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	4,037
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,934
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,190
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,766
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,732
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	4.000%	2/7/13	6,625	6,754
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,129
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.190%	8/7/12	10,335	10,335

Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital)
VRDO	0.150%	8/7/12 LOC	17,000	17,000
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	5,270	5,637
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,300	6,117
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	9,144
				336,530
Delaware (0.3%)
Delaware GO	5.000%	1/1/13	9,450	9,640
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,467
Delaware GO	5.000%	10/1/18	3,540	4,402
Delaware Health Facilities Authority Revenue
(Christiana Care Health Services) VRDO	0.140%	8/7/12	4,000	4,000
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/14	4,070	4,433
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	5,257
University of Delaware Revenue PUT	0.850%	6/4/13	8,000	8,045
				41,244
District of Columbia (0.8%)
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,155
District of Columbia GO	5.000%	6/1/13 (Prere.)	5,000	5,199
District of Columbia GO	5.000%	6/1/13 (Prere.)	4,900	5,095
3 District of Columbia Income Tax Revenue	0.500%	12/1/13	10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,787
1 District of Columbia Income Tax Revenue TOB
VRDO	0.160%	8/7/12	7,425	7,425
District of Columbia Revenue (American College
of Cardiology) VRDO	0.440%	8/7/12 LOC	39,200	39,200
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.170%	8/7/12 LOC	15,975	15,975
District of Columbia Revenue (Washington
Drama Society) VRDO	0.160%	8/7/12 LOC	13,700	13,700
3 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.630%	6/1/15	7,300	7,300
3 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.730%	6/1/16	6,000	6,001
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/13	3,000	3,126
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/15	3,375	3,791
				128,254
Florida (5.7%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,693
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,447
Broward County FL School Board COP	5.000%	7/1/18	4,400	5,157
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,563
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.160%	8/7/12	5,665	5,665
1 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.180%	8/7/12 LOC	4,300	4,300

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	15,000	16,241
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/15 (14)	11,000	11,979
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,482
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	40,000	43,854
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,000	16,807
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (14)	900	1,016
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	21,760
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,845
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	40,189
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	41,951
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,993
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,333
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,029
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	3,750	3,783
Florida Board of Education Lottery Revenue	5.000%	7/1/13	8,010	8,359
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	9,156
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,974
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,792
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,763
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,994
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/16	5,065	5,314
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	16,431
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,411
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	13,716
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.160%	8/7/12	4,000	4,000
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	5,820	6,072
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	6,110	6,633
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15	6,415	7,206
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	10,347
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,971

Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	22,000	23,811
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,000	22,306
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,400
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,808
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,260
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	4,029
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	22,000	23,145
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,194
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,315
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.160%	8/7/12 (13)	9,365	9,365
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,174
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,893
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,367
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	5,495
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,763
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,202
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.150%	8/1/12	900	900
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.170%	8/7/12	42,410	42,410
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.170%	8/7/12	33,425	33,425
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.170%	8/7/12	15,500	15,500
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,248
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,376
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	4,379
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.160%	8/7/12 LOC	6,440	6,440
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.160%	8/7/12 (4)	11,500	11,500
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,159
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,422
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,604
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,001
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,729
2 Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/17	1,110	1,316

2 Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,518
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.250%	8/7/12 (4)	3,800	3,800
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,128
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.200%	8/7/12 LOC	29,400	29,400
Orange County FL School Board COP	5.000%	8/1/15	2,000	2,245
Orange County FL School Board COP	5.000%	8/1/16	700	806
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,748
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,651
Orange County FL School Board COP	5.000%	8/1/19	1,765	2,105
Orange County FL School Board COP VRDO	0.190%	8/7/12 LOC	14,730	14,730
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,715	9,441
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	18,589
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.160%	8/7/12 LOC	26,000	26,000
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,500	3,981
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,365	3,827
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	6,172
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,619
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,296
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/14 (14)	16,300	18,054
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,430	4,430
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,500	4,500
1 Palm Beach County FL School Board COP TOB
VRDO	0.130%	8/7/12	11,315	11,315
South Florida Water Management District COP	5.000%	10/1/12 (2)	2,150	2,166
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/12	3,000	3,005
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	7,950
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	10,264
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/13	2,500	2,617
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.250%	8/7/12	20,000	20,000
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/15	10,000	11,035
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.170%	8/7/12 LOC	5,000	5,000

Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/16	3,000	3,457
				920,011
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,500	2,981
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	10,096
Atlanta GA Airport Revenue	5.000%	1/1/18	500	594
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,460
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,476
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,966
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,274
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,537
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,546
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,558
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,537
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,178
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,110
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,169
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,448
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,182
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,213
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,598
Gainesville & Hall County GA Development
Authority Revenue (Hall County Sewage
Treatment Facility Project) VRDO	0.250%	8/7/12 LOC	7,000	7,000
Georgia GO	3.500%	1/1/13	8,315	8,430
Georgia GO	5.000%	4/1/13	10,815	11,162
Georgia GO	5.500%	7/1/14	4,000	4,398
Georgia GO	4.000%	1/1/15	2,110	2,295
Georgia GO	5.000%	7/1/16	5,000	5,878
Georgia GO	5.000%	7/1/16	9,500	11,168
Georgia GO	5.000%	7/1/16	20,000	23,512
Georgia GO	5.500%	7/1/16	5,000	5,481
Georgia GO	5.000%	10/1/16	1,910	2,264
Georgia GO	5.000%	7/1/17	13,695	16,573
Georgia GO	5.000%	7/1/17	2,840	3,437
Georgia GO	5.000%	7/1/18	2,340	2,889
Georgia GO	5.000%	7/1/18	23,075	28,492

Georgia GO	4.000%	11/1/18	11,000	13,024
Georgia GO	5.000%	7/1/19	8,200	10,306
Georgia Road & Tollway Authority GAN	5.000%	6/1/13 (4)	4,885	5,078
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	17,351
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	7,112
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	22,632
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,000	9,324
Gwinnett County GA School District GO	5.000%	2/1/13	10,000	10,240
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	2,030
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	5,358
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	5,000	5,343
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	10,310	11,021
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	6,910	7,814
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) PUT	2.500%	3/1/13	7,500	7,564
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	6,003
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,787
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,505
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.000%	1/1/15	2,060	2,268
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	1,730	2,119
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/14	4,995	5,305
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	3,685	4,057
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	9,522
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.150%	8/7/12 LOC	6,205	6,205
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.180%	8/7/12	4,865	4,865
Savannah GA Economic Development Authority
Pollution Control Revenue (International
Paper Co. Projects)	5.100%	8/1/14	3,000	3,226
				430,961
Hawaii (0.4%)
Hawaii GO	5.000%	5/1/14 (Prere.)	9,840	10,639
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,657
Hawaii GO	5.000%	6/1/16	13,920	16,259
Hawaii GO	5.000%	12/1/18	17,250	21,285
Hawaii GO	5.000%	12/1/19	5,000	6,251
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,492
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,240
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,980
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,329
				70,132

Idaho (0.1%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.160%	8/7/12	15,265	15,265
Idaho Housing & Finance Association RAN	5.000%	7/15/13	4,070	4,244
				19,509
Illinois (3.5%)
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/13 (14)	13,400	13,250
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,694
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,903
1 Chicago IL Board of Education GO TOB VRDO	0.250%	8/7/12 (4)	4,995	4,995
Chicago IL GO	5.000%	1/1/14 (ETM)	37,590	40,097
Chicago IL GO	5.000%	1/1/14 (Prere.)	4,135	4,411
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,937
Chicago IL GO	5.000%	1/1/19	5,000	5,739
Chicago IL GO	5.000%	1/1/19 (4)	4,645	5,166
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	6,139
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/13 (4)	4,200	4,276
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,271
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	8,722
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.190%	8/7/12 LOC	24,105	24,105
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.300%	8/7/12 (4)	21,135	21,135
Chicago IL Water Revenue	5.000%	11/1/18	675	825
1 Chicago IL Water Revenue TOB VRDO	0.180%	8/7/12	10,000	10,000
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,188
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,202
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,909
1 Illinois Educational Facilities Authority Revenue
(Northwestern University) TOB VRDO	0.160%	8/7/12	3,700	3,700
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,215
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.875%	2/12/15	5,000	5,079
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,910
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,571
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	21,795	26,307
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.230%	8/7/12	23,625	23,625
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	10,000	11,057
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	2,500	2,915
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,667
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,809
Illinois Finance Authority Revenue (Elmhurst
Memorial Healthcare) VRDO	0.170%	8/1/12 LOC	6,900	6,900
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.190%	8/7/12 LOC	10,400	10,400

Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/14	5,500	5,966
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,667
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,829
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,300	4,431
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,275	4,405
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,326
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,674
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	2,170
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,801
Illinois GO	5.500%	8/1/14 (14)	8,295	9,031
Illinois GO	5.000%	8/1/17	30,000	34,301
Illinois GO	5.000%	8/1/18	22,000	25,177
Illinois GO	5.000%	3/1/19	6,500	7,426
Illinois GO	5.000%	8/1/19	14,750	16,921
Illinois GO	5.000%	3/1/20	4,000	4,563
Illinois GO	5.000%	8/1/20	10,500	12,017
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,450	4,722
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.160%	8/7/12	13,020	13,020
Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	11,388
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,650
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,714
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	6,270	7,057
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,437
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,763
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/18	7,000	8,078
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,500	3,875
Illinois Unemployment Insurance Fund Building
Receipts Revenue	1.500%	6/15/21	8,750	8,780
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,840
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,708
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,487
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,258
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,824
1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.190%	8/7/12 (14)	9,455	9,455

Winnebago & Boone Counties IL School District
GO	5.000%	2/1/13 (2)	5,000	5,089
				572,969
Indiana (1.5%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,491
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility)	5.000%	7/1/13	6,620	6,877
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,164
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,813
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,837
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	4,027
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,472
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	12,043
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,787
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,915
Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	11,185
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.180%	8/1/12	15,495	15,495
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.170%	8/1/12	2,600	2,600
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.170%	8/1/12	23,900	23,900
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	9,067
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,185
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	11,124
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.180%	8/1/12	4,190	4,190
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	5/1/13	3,750	3,881
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	16,600
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	3,106

Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	7,000	7,074
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	3,190	3,247
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,770
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,206
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,221
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,904
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,860
[1,3] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.240%	7/1/14	512	512
[1,3] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.360%	7/1/16	5,014	5,014
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,724
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,519
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,199
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	11,918
1 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.160%	8/7/12	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,834
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	29,091
				244,062
Iowa (0.1%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	2,976
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,629
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,873
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/14	1,065	1,146
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,628
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,518
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,245
				19,015
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/13	32,590	34,261
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,138
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,191
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,328

Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/15	2,895	3,176
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	6,349
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,573
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,911
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/12	1,525	1,531
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,604
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,214
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15	4,000	4,461
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17	1,130	1,302
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18	2,250	2,620
				70,659
Kentucky (0.7%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/12 (14)	13,065	13,117
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	17,000	18,558
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	45,602
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	7,183
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	6,261
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	3,048
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	5.625%	12/3/12	10,000	10,163
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.600%	6/1/17	9,500	9,587
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/12	810	810
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/13	855	888
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16	990	1,097

2 Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,270
				117,584
Louisiana (0.8%)
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,359
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.900%	6/1/13	25,000	25,021
1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.150%	8/7/12	29,065	29,065
Louisiana GO	0.972%	7/15/14	9,530	9,553
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,695
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	3,630	3,878
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,042
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,561
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,069
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.160%	8/7/12 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,453
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,324
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/13	2,675	2,752
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,156
2 New Orleans LA GO	5.000%	12/1/18	4,065	4,781
				121,609
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.200%	8/7/12 LOC	9,145	9,145
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,197
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,960
				16,302
Maryland (2.4%)
Baltimore County MD GO	5.000%	2/1/18	2,900	3,547
Baltimore County MD GO	5.000%	2/1/18	9,000	11,008
Howard County MD GO	5.000%	8/15/19	5,000	6,299
Maryland Department of Housing & Community
Development Revenue VRDO	0.150%	8/7/12	10,000	10,000
Maryland Department of Housing & Community
Development Revenue VRDO	0.150%	8/7/12	10,000	10,000
Maryland Department of Transportation
Revenue	4.000%	5/15/15	6,250	6,886
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,000	3,680
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	17,488
Maryland GO	5.000%	8/1/14	10,000	10,939

Maryland GO	5.000%	3/1/16	10,000	11,613
Maryland GO	5.000%	11/1/16	15,100	17,947
Maryland GO	5.000%	3/15/17	23,445	28,131
Maryland GO	5.000%	8/1/17	8,495	10,304
Maryland GO	5.000%	8/1/17	5,000	6,065
Maryland GO	5.000%	8/1/17	5,070	6,150
Maryland GO	5.000%	8/1/17	26,445	32,078
Maryland GO	5.000%	3/1/18	1,150	1,410
Maryland GO	5.250%	3/1/18	2,400	2,974
Maryland GO	5.000%	8/1/18	23,960	29,676
Maryland GO	5.000%	11/1/18	2,225	2,772
Maryland GO	5.000%	3/1/19	10,000	12,482
Maryland GO	5.000%	11/1/19	4,265	5,395
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/13	3,000	3,109
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,324
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,743
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,649
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,657
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/13	2,395	2,488
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/14	3,150	3,375
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,476
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.190%	8/7/12 LOC	4,200	4,200
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.180%	8/7/12 LOC	2,400	2,400
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/13	9,085	9,484
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/14	9,615	10,476
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15	9,995	11,317
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,608
Montgomery County MD GO	5.000%	5/1/14	12,310	13,325
Montgomery County MD GO	5.000%	7/1/18	32,050	39,615
Montgomery County MD GO	5.000%	11/1/19	2,740	3,466
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/13	4,200	4,334
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/14	8,500	9,077
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,981
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,827

Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,580	3,181
				395,956
Massachusetts (3.2%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,531
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.500%	8/7/12	19,964	19,963
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,436
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,406
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/14	890	940
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/15	1,000	1,081
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16	1,600	1,756
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	2,060	2,294
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,245
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,623
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.200%	8/1/12 LOC	9,900	9,900
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	40,500	41,419
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	986
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,803
Massachusetts GO	5.000%	8/1/12	4,945	4,945
Massachusetts GO	5.000%	9/1/12	8,000	8,032
Massachusetts GO	5.500%	11/1/12 (4)	9,000	9,120
3 Massachusetts GO	0.530%	2/1/13	35,000	35,027
3 Massachusetts GO	0.630%	2/1/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,635	12,712
Massachusetts GO	5.000%	8/1/14	11,965	13,072
Massachusetts GO	5.000%	11/1/14	2,350	2,593
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,295
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,349
3 Massachusetts GO	0.630%	2/1/16	15,645	15,645
Massachusetts GO	5.000%	10/1/16	6,800	8,037
Massachusetts GO	5.000%	10/1/17	23,000	27,886
Massachusetts GO	5.500%	12/1/17 (14)	3,255	4,049
Massachusetts GO	5.000%	10/1/18	24,000	29,562
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,867
Massachusetts GO	5.000%	12/1/18	30,000	37,080
Massachusetts GO	5.500%	12/1/19 (14)	9,160	11,799
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,250	6,415
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.140%	8/7/12 LOC	6,000	6,000

Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,103
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,213
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,915
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,152
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,313
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.140%	8/7/12	15,500	15,500
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.140%	8/1/12	2,000	2,000
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/15	2,500	2,779
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	7,500	8,670
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	7,027
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.180%	8/1/12	2,500	2,500
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	10,698
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	4,900
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	4,000	4,201
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,818
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.640%	8/7/12 (4)LOC	27,575	27,575
Massachusetts Water Resources Authority
Revenue VRDO	0.160%	8/7/12	23,880	23,880
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	8,911
				512,023
Michigan (2.7%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,582
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,500
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,833
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/16	1,050	1,198
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/17	1,500	1,754
Michigan Building Authority Revenue	5.000%	10/15/12 (2)	5,615	5,667
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	7,200	7,582
Michigan Building Authority Revenue VRDO	0.140%	8/7/12 LOC	7,900	7,900
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,334
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	615
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,870

Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	61,735
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	48,384
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	11,250	12,921
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	15,000	16,211
Michigan GO	5.000%	5/1/14	12,000	12,957
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.170%	8/7/12 LOC	18,850	18,850
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,905
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	15,000	15,111
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,798
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	12,917
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,250
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,931
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	3,200	3,757
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,957
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.170%	8/7/12 LOC	6,300	6,300
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,127
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	6,104
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.170%	8/7/12	1,280	1,280
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,645
Michigan State University Board of Trustees
General Revenue VRDO	0.150%	8/7/12	10,500	10,500
Michigan State University Revenue	5.000%	8/15/13	6,620	6,945
Michigan State University Revenue	5.000%	2/15/14	5,385	5,770
Michigan State University Revenue	5.000%	8/15/14	7,005	7,662
Michigan State University Revenue	5.000%	2/15/15	3,910	4,358
Michigan State University Revenue	5.000%	8/15/15	1,000	1,135
Michigan State University Revenue	5.000%	2/15/17	6,135	7,288
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,512
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,547
Michigan Trunk Line Revenue	5.000%	9/1/12 (4)	13,015	13,067
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,563
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,639
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,231
University of Michigan University Revenue	5.250%	12/1/12	8,500	8,636
University of Michigan University Revenue	4.000%	4/1/16	10,650	11,953

University of Michigan University Revenue	4.000%	4/1/17	11,385	13,072
				436,853
Minnesota (1.2%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,053
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,344
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,909
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,194
Minneapolis MN Health Care System Revenue
(Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	39,625
Minneapolis MN Health Care System Revenue
(Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,067
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,827
Minnesota GO	4.000%	12/1/13	3,900	4,094
Minnesota GO	5.000%	12/1/13 (ETM)	10,615	11,287
Minnesota GO	5.000%	8/1/14	6,970	7,618
Minnesota GO	5.000%	12/1/14	8,145	9,020
Minnesota GO	5.000%	12/1/15	8,145	9,366
Minnesota GO	5.000%	10/1/16	5,000	5,917
Minnesota GO	5.000%	12/1/16	8,150	9,697
Minnesota GO	5.000%	8/1/18	3,825	4,727
Minnesota GO	5.000%	8/1/18	3,000	3,708
Minnesota GO	5.000%	8/1/18	8,375	10,351
Minnesota GO	5.000%	11/1/19	2,000	2,523
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.160%	8/7/12	13,345	13,345
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	10,398
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/15	1,170	1,292
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/16	1,250	1,419
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/17	1,000	1,162
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,154
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,659
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,865
University of Minnesota Revenue	5.000%	12/1/17	10,000	12,178
				188,799
Mississippi (0.4%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	12,581
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,870
Mississippi GO	5.250%	11/1/14	8,970	9,948
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,559
[2,3] Mississippi GO	0.680%	9/1/17	6,000	6,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/12	1,000	1,002
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,645

1 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care) TOB VRDO	0.230%	8/7/12	2,525	2,525
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,941
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.140%	8/7/12	6,420	6,420
				61,491
Missouri (0.4%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	16,228
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,970
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,782
Missouri Development Finance Board Cultural
Facilities Revenue (Kauffman Center
Performing) VRDO	0.160%	8/1/12	1,800	1,800
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.250%	8/7/12 LOC	10,700	10,700
Missouri Highways & Transportation
Commission Road Revenue	3.000%	2/1/13	15,645	15,865
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,284
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,608
				57,237
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	6,627
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	6,138
				12,765
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,337
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,815
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,642
1 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.160%	8/7/12	9,275	9,275
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,084
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,146
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,176
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,794
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,213
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/14	2,000	2,091
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,834
				28,407

Nevada (0.7%)
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/13	6,355	6,592
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/14	6,100	6,564
Clark County NV School District GO	5.000%	6/15/13 (14)	16,050	16,705
Clark County NV School District GO	5.000%	6/15/14	4,000	4,340
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,504
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	19,973
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,645
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.000%	7/1/14	8,000	8,606
Nevada GO	5.000%	12/1/12 (4)	11,165	11,345
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	14,725
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,587
				111,586
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,580
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,660
New Hampshire GO	5.000%	8/15/17	3,200	3,861
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.000%	7/1/14	8,430	9,150
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	5,031
				22,282
New Jersey (4.1%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (ETM)	3,350	3,392
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (4)	2,910	2,947
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.625%	12/3/12	4,625	4,661
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,333
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,559
New Jersey COP	5.000%	6/15/16	6,695	7,645
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	17,132
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19	29,800	35,863
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.150%	8/1/12 LOC	3,600	3,600
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.150%	8/1/12 LOC	2,700	2,700
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,714
New Jersey Economic Development Authority
Revenue (Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	33,718

New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/15	2,525	2,746
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	3,218
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,949
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/13 (ETM)	14,670	15,082
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	25,000	26,289
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/14	14,565	15,551
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	43,943
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,659
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,905
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	6,149
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	10,000	10,838
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.160%	8/1/12	2,400	2,400
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	11,165	11,998
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/15	11,255	12,523
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	1,000	1,199
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	6,190
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,820
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	6,638
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.000%	12/1/14	5,015	5,489
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,529
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	6,025
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	3,052
New Jersey GO	5.000%	8/15/16	12,120	14,197
New Jersey GO	5.000%	8/15/17	11,660	14,005
1 New Jersey GO TOB VRDO	0.200%	8/1/12	8,125	8,125

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,897
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	3,605	4,086
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,332
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,341
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.300%	8/7/12 (12)	9,455	9,455
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,634
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,696
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/15	15,860	17,343
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,800
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	11,364
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,367
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14 (ETM)	60	66
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14	6,480	7,018
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	12/15/12 (4)	8,000	8,163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/13 (14)	22,380	23,862
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	21,642
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	11,957
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	8,968
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,996
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	19,154
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	3,405
[1,3] New Jersey Turnpike Authority Revenue PUT	0.900%	12/22/14	2,500	2,505
[1,3] New Jersey Turnpike Authority Revenue PUT	0.900%	12/22/14	20,000	20,043
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.150%	8/7/12 LOC	20,060	20,060
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	18,515	19,445
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	8,560	8,968
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.750%	6/1/13 (Prere.)	7,815	8,240

Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	17,705	18,704
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	2,000	2,157
				658,451
New Mexico (0.8%)
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	4.000%	8/1/12 (3)	8,000	8,000
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/16	10,000	11,086
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/16	7,000	7,799
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,627
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	9,000	10,815
New Mexico GO	5.000%	3/1/13	8,000	8,224
New Mexico GO	5.000%	3/1/13	10,000	10,279
New Mexico GO	5.000%	3/1/14	7,000	7,520
New Mexico GO	5.000%	3/1/16	19,290	22,386
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.160%	8/7/12	6,660	6,660
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.170%	8/7/12	27,135	27,135
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	7,237
				132,768
New York (13.3%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.280%	8/7/12 LOC	5,005	5,005
Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	15,149
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,348
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	2,000	2,153
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	3,635	4,055
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,539
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,327
Hempstead NY GO	3.000%	4/15/15	5,260	5,635
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/13	15,690	16,316
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18	2,000	2,374
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19	1,500	1,804
Long Island NY Power Authority Electric System
Revenue VRDO	0.140%	8/7/12 LOC	20,000	20,000

Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,384
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	4,234
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.150%	8/7/12	25,550	25,550
Nassau County NY TAN	2.500%	9/30/12	15,000	15,041
New York City NY GO	5.000%	8/1/12	8,000	8,000
New York City NY GO	5.000%	8/1/12	8,450	8,450
New York City NY GO	5.750%	8/1/12 (Prere.)	35	35
New York City NY GO	5.000%	8/15/13	2,690	2,822
New York City NY GO	5.000%	8/1/14 (Prere.)	35	38
New York City NY GO	5.000%	8/1/14	25,000	27,273
New York City NY GO	5.750%	8/1/14 (2)	2,335	2,346
New York City NY GO	5.000%	8/15/14	12,890	14,083
New York City NY GO	5.000%	9/1/14	16,860	18,450
New York City NY GO	5.000%	8/1/15	7,970	8,706
New York City NY GO	5.000%	8/1/15	10,815	12,228
New York City NY GO	5.000%	8/1/15	26,260	29,690
New York City NY GO	5.000%	8/15/15	17,910	20,277
New York City NY GO	5.000%	9/1/15	21,325	24,180
New York City NY GO	5.000%	2/1/16	1,000	1,148
New York City NY GO	5.000%	3/1/16	2,500	2,877
New York City NY GO	5.000%	3/1/16	10,795	12,424
New York City NY GO	5.000%	4/1/16	3,500	4,039
New York City NY GO	5.000%	8/1/16	7,150	8,340
New York City NY GO	5.000%	8/1/16	5,000	5,832
New York City NY GO	5.000%	8/1/16	27,500	32,076
New York City NY GO	5.000%	8/1/16	1,000	1,166
New York City NY GO	5.000%	8/1/16	1,000	1,166
New York City NY GO	5.000%	8/1/17	3,800	4,556
New York City NY GO	5.000%	8/1/17	13,590	16,292
New York City NY GO	5.000%	8/1/17	6,000	7,193
New York City NY GO	5.000%	8/1/17	9,750	11,688
New York City NY GO	5.000%	8/1/17	13,470	16,148
New York City NY GO	5.000%	10/1/17	2,500	3,011
New York City NY GO	5.000%	8/1/18	13,030	15,850
New York City NY GO	5.000%	8/1/18	25,315	30,794
New York City NY GO	5.000%	8/1/18	6,000	7,299
New York City NY GO	5.000%	8/1/18	4,650	5,656
New York City NY GO	5.000%	8/1/18	3,250	3,953
New York City NY GO	5.000%	8/1/19	7,225	8,884
New York City NY GO	5.000%	8/1/19	20,155	24,784
New York City NY GO VRDO	0.150%	8/1/12	2,500	2,500
New York City NY GO VRDO	0.140%	8/7/12 LOC	12,700	12,700
New York City NY GO VRDO	0.140%	8/7/12 LOC	7,900	7,900
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	9,461
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.140%	8/7/12 LOC	9,200	9,200
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.170%	8/7/12	3,755	3,755
New York City NY Industrial Development
Agency Civic Facility Revenue (USTA
National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,684

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	20,255
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.230%	8/7/12	8,760	8,760
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	8/1/12	15,900	15,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.180%	8/1/12	6,200	6,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	8/7/12	23,375	23,375
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,217
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.190%	8/7/12	16,500	16,500
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13 (ETM)	2,905	3,079
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	9,415	9,974
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	320	353
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	5,290	5,837
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	9,161
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	43,485	51,303
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,115	11,933
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,500	2,964
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	7,000	8,476
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	24,218
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	24,218
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	16,500	18,877
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.170%	8/7/12	33,890	33,890
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.180%	8/7/12	4,340	4,340
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.160%	8/7/12 LOC	4,640	4,640
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,340
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.160%	8/7/12	14,950	14,950
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	6,000	7,027
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,958

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,805
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	3,008
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	3,189
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.150%	8/7/12 (13)	14,605	14,605
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.170%	8/7/12 (13)	10,980	10,980
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.100%	11/1/19	9,300	9,300
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.700%	11/1/13	4,000	4,000
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.830%	11/1/14	6,320	6,326
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/14	15,460	16,928
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/12	3,500	3,549
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/12	14,110	14,317
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,526
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,979
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,813
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,236
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,547
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	57,832
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.180%	8/1/12 LOC	25,400	25,400
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.180%	8/1/12 LOC	8,495	8,495
1 New York State Bridge Authority Revenue TOB
VRDO	0.180%	8/1/12	3,900	3,900
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17	1,160	1,295
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18	2,105	2,478
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19	2,180	2,580
New York State Dormitory Authority Revenue
(City University System) VRDO	0.180%	8/7/12 LOC	22,000	22,000
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	10,159
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.200%	8/7/12 LOC	37,245	37,245
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.200%	8/7/12 LOC	36,925	36,925

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	67
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	7,405
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,565
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,431
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	2,023
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,000	1,180
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/12	5,250	5,344
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	3,450	3,553
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	3,760	4,043
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	3,935	4,399
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,605	11,393
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,845	19,980
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	21,809
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,933
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	27,908
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	2,150	2,635
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	14,442
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	5,000	6,120
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.190%	8/1/12	13,135	13,135
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	8,324
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,902
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,555
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,155
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	7,072
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	9,849

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	12,486
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.500%	5/15/13 (14)	7,885	8,195
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	6,049
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	4,285
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	3,000	3,053
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	10/15/15	5,000	5,120
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) ARS	0.676%	4/1/34 (14)	14,650	13,345
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,595
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	8,500	8,608
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,473
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	7/15/14	2,160	2,370
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	12,257
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.140%	8/7/12 LOC	8,325	8,325
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.140%	8/7/12 LOC	7,900	7,900
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.170%	8/7/12 LOC	15,000	15,000
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	7,715
New York State Local Government Assistance
Corp. Revenue VRDO	0.140%	8/7/12	2,300	2,300
New York State Local Government Assistance
Corp. Revenue VRDO	0.140%	8/7/12	49,300	49,300
New York State Local Government Assistance
Corp. Revenue VRDO	0.140%	8/7/12	700	700
New York State Local Government Assistance
Corp. Revenue VRDO	0.150%	8/7/12	14,155	14,155
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.500%	12/1/15	5,410	5,641

New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	6/1/18	7,000	7,281
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	12/1/18	8,415	8,753
New York State Thruway Authority Revenue	5.000%	1/1/19	2,000	2,389
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,806
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	15,485
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,581
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	46,086
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	21,501
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,227
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	7,648
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	10,220
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	5,145	5,696
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	8,000	9,523
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,679
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	23,645
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	24,219
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,950	30,946
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	28,669
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	3,340	3,830
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	19,295	22,127
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.150%	8/7/12	29,135	29,135
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.150%	8/7/12	52,315	52,315
Onondaga County NY Trust Cultural Resource
Revenue (Syracuse University) VRDO	0.130%	8/7/12 LOC	43,250	43,250
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,000	2,308
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,681
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	8,365	9,831
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	6,500	7,698
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	2,210	2,218
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/14 (ETM)	2,045	2,182
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/14	11,690	12,901

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	16,136
Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.180%	8/1/12	36,350	36,350
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	9,210
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,849
				2,159,505
North Carolina (3.3%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,658
Cabarrus NC COP	5.000%	1/1/16	4,555	5,205
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,328
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13	1,420	1,482
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,451
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,666
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	1,250	1,557
Durham NC COP	5.000%	6/1/13	1,000	1,039
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,942
Guilford County NC GO	5.000%	8/1/15	8,250	9,381
Guilford County NC GO	5.000%	8/1/16	5,000	5,894
Guilford County NC GO	5.000%	8/1/17	5,000	6,065
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.480%	8/7/12 (4)	11,050	11,050
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.180%	8/1/12	4,100	4,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.180%	8/7/12	47,945	47,945
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.430%	9/1/12	37,500	37,500
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	11,477
North Carolina Capital Improvement Revenue	5.000%	5/1/18	15,325	18,619
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.150%	8/7/12	4,000	4,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.375%	1/1/13	5,000	5,101
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/14	5,000	5,304
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/14	6,000	6,407
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	20,000	21,986
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	3,465	3,809
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	7,000	7,956
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	2,725	3,097
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	3,000	3,410
2 North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	7,060	8,167

North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	2,500	2,919
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18	1,250	1,476
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	1,025	1,222
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	3,415	4,072
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	2,500	2,997
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	5,000	5,995
North Carolina GAN PUT	4.000%	3/1/18	21,000	23,721
North Carolina GO	5.000%	3/1/14	23,160	24,887
North Carolina GO	5.000%	3/1/18	12,000	14,532
North Carolina GO	5.000%	5/1/18	6,750	8,309
North Carolina GO	5.000%	6/1/18	15,100	18,626
North Carolina GO	5.000%	3/1/19	5,200	6,491
North Carolina GO	5.000%	6/1/19	2,000	2,509
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/14	2,775	2,912
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/15 (4)	7,370	7,733
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest
University Health Sciences) VRDO	0.150%	8/7/12 LOC	16,260	16,260
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,325
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,527
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.150%	8/7/12 LOC	7,170	7,170
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.180%	8/7/12 LOC	4,990	4,990
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,944
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	5,000	5,843
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13 (ETM)	1,340	1,370
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13	2,835	2,896
Raleigh NC GO	5.000%	12/1/16	2,470	2,942
Raleigh NC GO	5.000%	12/1/16	2,605	3,103
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.190%	8/7/12	7,555	7,555
Wake County NC GO	4.000%	2/1/14	13,000	13,725
Wake County NC GO	5.000%	2/1/19	5,100	6,355
Wake County NC GO	5.000%	2/1/20	17,845	22,588
Wake County NC GO	5.000%	2/1/20	4,500	5,696
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	16,451
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	24,715
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,934

Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	4,293
				536,679
Ohio (4.7%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/14	20,120	21,817
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,364
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,567
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	10,000	10,205
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,746
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,786
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,397
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,881
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.300%	8/7/12 (12)	9,315	9,315
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,560
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/14	5,495	5,808
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,943
Cincinnati OH City School District GO	5.000%	12/1/12	1,140	1,158
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	5,525	5,875
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,122
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	7,967
Cleveland OH GO	5.250%	8/1/13 (Prere.)	2,400	2,521
Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,391
1 Cleveland OH Water Works Revenue TOB
VRDO	0.150%	8/7/12	2,900	2,900
Cleveland OH Water Works Revenue VRDO	0.130%	8/7/12 LOC	7,500	7,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.180%	8/7/12	1,100	1,100
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,302
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,658
Columbus OH GO	5.000%	9/1/12	5,600	5,622
Columbus OH GO	5.000%	9/1/13	10,430	10,971
Columbus OH GO	5.000%	9/1/13	5,600	5,890
Columbus OH GO	5.000%	12/15/13	3,000	3,196
Columbus OH GO	5.000%	9/1/16	5,000	5,910
Columbus OH GO	5.000%	6/1/17	7,510	9,063
Columbus OH GO	5.000%	7/1/17	5,740	6,943
Columbus OH GO	5.000%	7/1/17	7,245	8,764
Columbus OH GO	5.000%	6/1/18	8,000	9,807
Columbus OH GO	5.000%	7/1/18	4,500	5,527
Columbus OH GO	5.000%	7/1/18	7,280	8,942
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.160%	8/7/12 LOC	4,700	4,700

Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.170%	8/1/12	2,200	2,200
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.140%	8/7/12	3,200	3,200
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.140%	8/7/12	36,000	36,000
1 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.160%	8/7/12	2,000	2,000
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	8/7/12	6,145	6,145
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	8/7/12	43,465	43,465
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.160%	8/7/12	19,065	19,065
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,385
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,730
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,672
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,608
Jackson OH Local School District Stark &
Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,735
Kent State University OH Revenue	5.000%	5/1/17	500	584
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,983
1 Kent State University OH Revenue TOB VRDO	0.180%	8/7/12 LOC	16,130	16,130
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,796
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,796
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,721
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.180%	8/7/12	13,105	13,105
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.230%	8/7/12	7,500	7,500
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.270%	8/7/12 (4)	7,715	7,715
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	3,000	3,410
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	6,000	6,336
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	4,000	4,242
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.375%	7/1/15	5,000	5,158
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,619
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,132
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	13,454

Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/14	12,000	12,932
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,359
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	17,522
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,105	1,164
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,520	1,601
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,050	1,106
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	1,165	1,275
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	2,300	2,517
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,388
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,742
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,503
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,971
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,930
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	3,199
Ohio Common Schools GO VRDO	0.140%	8/7/12	19,850	19,850
Ohio GO	5.000%	9/15/14	5,920	6,494
Ohio GO	5.000%	9/15/15	5,000	5,689
Ohio GO	5.000%	9/15/16	10,000	11,767
Ohio GO	5.000%	9/15/17	19,680	23,744
Ohio GO	5.000%	9/15/18	3,000	3,674
Ohio GO	5.000%	9/15/18	5,000	6,123
Ohio GO VRDO	0.130%	8/7/12	5,800	5,800
Ohio Higher Education GO	5.000%	8/1/12	6,525	6,525
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,685
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.500%	10/1/12 (Prere.)	5,000	5,044
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/13 (Prere.)	3,885	4,131
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.160%	8/7/12	2,200	2,200
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,526
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.160%	8/7/12	4,845	4,845
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.160%	8/7/12	2,850	2,850
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.160%	8/7/12	4,995	4,995
Ohio Hospital Revenue (University Hospitals
Health System Inc.) PUT	3.750%	1/15/13	2,500	2,537
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,632
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,772

Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,773
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,205
Ohio State University General Receipts
Revenue	5.000%	12/1/13	6,000	6,373
Ohio State University General Receipts
Revenue	5.000%	12/1/14	3,000	3,315
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,515	4,157
Ohio State University General Receipts
Revenue	5.000%	12/1/17	5,000	6,057
Ohio State University General Receipts
Revenue VRDO	0.130%	8/7/12	1,100	1,100
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,889
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,000	4,818
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/13	4,000	4,256
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/14 (Prere.)	6,300	6,835
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.500%	8/7/12	17,905	17,905
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.180%	8/7/12 LOC	6,500	6,500
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,367
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/13	7,000	7,281
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,219
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,443
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,422
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,815
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,027
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,690
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,711
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,909
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/14	6,145	6,602
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/15	1,435	1,591
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,911
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	2,146
				756,513
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,840
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,086
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,295

Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,197
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,504
3 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.900%	8/1/13	5,985	5,995
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	9,296
				41,213
Oregon (0.3%)
Oregon Department of Administrative Services
COP	5.000%	5/1/14	3,750	4,048
Oregon Department of Administrative Services
COP	5.000%	5/1/15	4,160	4,661
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,190	3,700
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,545
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,299
1 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.160%	8/7/12	5,000	5,000
Oregon Department of Transportation Highway
Usertax Revenue	5.000%	11/15/14	5,880	6,501
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,927
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,543
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	4,083
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/14	1,000	1,092
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,642
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,135
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,907
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,321
Oregon GO	5.000%	8/1/18	3,215	3,973
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	10/1/18	3,000	3,648
				55,025
Pennsylvania (5.9%)
1 Abington PA School District GO TOB VRDO	0.130%	8/7/12 LOC	14,915	14,915
Allegheny County PA GO	5.000%	11/1/13	3,560	3,739
Allegheny County PA GO	5.000%	11/1/14	2,895	3,136
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	36,120	39,324
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	19,529
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	22,750	26,487

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,185
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,191
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.200%	8/1/13	10,000	10,001
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.160%	8/7/12	24,300	24,300
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,350	2,728
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,518
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,363
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.170%	8/7/12 LOC	4,800	4,800
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,059
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/14	1,320	1,372
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	2,700	2,916
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/12	2,970	3,001
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,228
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,456
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,222
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,686
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,270
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,793
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	17,000	17,177
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	8/7/12 LOC	27,370	27,370
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.160%	8/7/12	5,600	5,600
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.750%	9/15/13 (Prere.)	4,560	4,827
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	841
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,409
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,194
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/15	4,120	4,553

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	11,940
2 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,176
2 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	2,300	2,731
2 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	3,250	3,867
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	1,500	1,566
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	5,675	5,926
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/14	1,570	1,686
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,241
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,130
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,823
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.150%	8/7/12	18,100	18,100
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	14,185	16,065
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,429
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,109
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,342
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,620
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12	11,375	11,463
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	7,000	7,391
Pennsylvania GO	5.000%	8/1/12	20,705	20,705
Pennsylvania GO	5.500%	1/1/13	10,000	10,222
Pennsylvania GO	5.000%	2/15/14	6,000	6,433
Pennsylvania GO	5.000%	4/15/14	16,300	17,600
Pennsylvania GO	5.000%	7/1/14	27,300	29,739

Pennsylvania GO	4.000%	7/15/14	15,070	16,149
Pennsylvania GO	5.000%	9/1/14 (4)	43,500	47,701
Pennsylvania GO	5.000%	3/1/15	20,000	22,360
Pennsylvania GO	5.250%	7/1/15	28,630	32,625
Pennsylvania GO	5.000%	2/15/16	12,105	14,013
Pennsylvania GO	5.000%	7/1/16	5,355	6,282
Pennsylvania GO	5.000%	7/1/17	4,155	5,006
Pennsylvania GO	5.000%	7/15/17	15,005	18,097
1 Pennsylvania GO TOB VRDO	0.160%	8/7/12	9,500	9,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,584
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.170%	8/7/12 LOC	7,700	7,700
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.160%	8/7/12	7,200	7,200
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.160%	8/7/12	4,740	4,740
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/14 (2)	9,610	10,416
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	4,256
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	11,369
Pennsylvania Housing Finance Agency Rental
Housing Revenue (Section 8 Assisted) VRDO	0.220%	8/7/12	8,505	8,505
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/13	5,630	5,853
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,493
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,179
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	6,086
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,962
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,598
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	4,125
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,844
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.150%	8/1/12 (13)	10,065	10,065
Pennsylvania Turnpike Commission Revenue
VRDO	0.160%	8/7/12	15,793	15,793
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/14	2,355	2,540
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	5,079
Philadelphia PA Gas Works Revenue	5.000%	8/1/13	3,260	3,387
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,187
Philadelphia PA Gas Works Revenue VRDO	0.160%	8/7/12 LOC	1,500	1,500
Philadelphia PA Gas Works Revenue VRDO	0.170%	8/7/12 LOC	10,600	10,600
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	19,780
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,286
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,016

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.170%	8/1/12	2,000	2,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/15	1,500	1,575
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/16	1,995	2,113
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,467
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.140%	8/7/12 LOC	6,600	6,600
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	10,235	10,235
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	7,663
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,706
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	22,968
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13	6,265	6,503
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,892
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,606
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.220%	8/7/12	10,000	10,000
State Public School Building Authority
Pennsylvania School Revenue (Daniel Boone
School District Project)	5.000%	4/1/13 (Prere.)	10,000	10,315
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.000%	6/1/13 (Prere.)	30,800	32,006
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/15	1,440	1,520
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,211
				962,750
Puerto Rico (0.0%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13	4,000	4,163

Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,352

South Carolina (1.4%)
Charleston County SC GO	5.000%	11/1/17	6,485	7,914
Charleston County SC GO	5.000%	11/1/17	1,045	1,275
Charleston County SC GO	5.000%	11/1/18	7,085	8,818
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.160%	8/7/12	24,750	24,750
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.170%	8/7/12	18,000	18,000

Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/13	8,575	8,837
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/14	9,355	9,982
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/15	7,380	8,120
Greenville County SC School District GO	5.500%	12/1/16	13,450	16,078
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.140%	8/7/12	7,440	7,440
1 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.270%	8/7/12 (4)	5,625	5,625
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	3,112
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,593
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,000	16,435
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	9,168
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,352
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,238
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,656
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,809
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	5,000	5,739
South Carolina Public Service Authority
Revenue	5.000%	1/1/17	2,000	2,363
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	7,307
1 South Carolina Public Service Authority
Revenue (Santee Cooper Project) TOB VRDO	0.180%	8/1/12	18,040	18,040
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.180%	8/1/12	12,200	12,200
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,881
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	20,853
				233,585
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	12/1/12 (2)	3,005	3,052

Tennessee (2.4%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/14	1,500	1,602
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/15	1,390	1,531
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare) VRDO	0.190%	8/7/12 LOC	19,800	19,800
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	52,238
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	15,171
Memphis TN GO	5.000%	10/1/17	2,500	3,016

Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	6,929
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,727
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	12,037
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	31,233
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/14	15,000	16,465
3 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.750%	10/1/17	9,500	9,498
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	6,027
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,405
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,231
Shelby County TN GO	5.000%	4/1/13 (ETM)	800	826
Shelby County TN GO	5.000%	4/1/13	3,200	3,303
Shelby County TN GO	5.000%	4/1/14 (ETM)	200	216
Shelby County TN GO	5.000%	4/1/14	800	863
Shelby County TN GO	5.000%	3/1/19	10,275	12,702
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,954
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,500	4,666
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.380%	8/7/12 (12)	56,000	56,000
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/13	3,600	3,753
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/14	4,805	5,220
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/15	5,390	6,065
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,895
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/12	10,000	10,042
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/13	28,000	29,072
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,000	9,750
Tennessee GO	5.000%	5/1/14	2,825	3,057
Tennessee GO	5.000%	5/1/16	3,200	3,736
Tennessee GO	5.000%	8/1/18	5,185	6,412
Tennessee GO	5.000%	8/1/18	16,000	19,785

Tennessee GO	5.000%	10/1/18	3,730	4,631
				384,858
Texas (8.0%)
Austin TX GO	4.250%	9/1/16	2,480	2,846
Austin TX GO	5.000%	9/1/17	3,250	3,928
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,244
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	621
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,596
Dallas TX GO	5.000%	2/15/16	4,000	4,621
Dallas TX GO	5.000%	2/15/17	8,880	10,558
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,779
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/14	3,000	3,290
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,674
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,000	7,241
Denton TX Independent School District GO
VRDO	0.210%	8/7/12	5,600	5,600
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,536
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,334
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,673
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,204
Fort Worth TX GO	5.000%	3/1/18	4,375	5,311
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,972
Frisco TX GO	5.000%	2/15/17	3,000	3,567
Frisco TX GO	5.000%	2/15/18	3,325	4,028
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,848
1 Galveston County TX GO TOB VRDO	0.140%	8/7/12	18,790	18,790
Grapevine-Colleyville TX Independent School
District School Building GO PUT	4.000%	8/1/12	25,980	25,980
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	9,161
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.160%	8/7/12	8,195	8,195
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/13	15,000	15,954
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/14	11,000	12,177
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,530	7,422
Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.170%	8/1/12 LOC	1,500	1,500
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	500	530

	Harris County TX Cultural Education Facilities
	Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/16	1,000	1,179
	Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	9,217
	Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,503
	Harris County TX GO	6.000%	8/1/13 (14)	21,795	23,039
	Harris County TX GO	5.000%	10/1/15	2,000	2,283
	Harris County TX GO	5.000%	10/1/16	4,500	5,315
	Harris County TX GO	5.000%	10/1/17	6,775	8,207
	Harris County TX GO	5.000%	10/1/18	4,805	5,912
1	Harris County TX GO TOB VRDO	0.160%	8/7/12	8,155	8,155
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (Baylor College of
	Medicine) VRDO	0.170%	8/1/12 LOC	1,800	1,800
	Harris County TX Health Facilities Development
	Corp. Revenue (St. Luke's Episcopal Hospital)
	VRDO	0.190%	8/1/12	28,500	28,500
1	Harris County TX Health Facilities Development
	Corp. Thermal Utility Revenue TOB VRDO	0.180%	8/7/12 (12)	5,060	5,060
	Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,814
[2,3] Harris County TX Toll Road Revenue		0.000%	8/15/18	3,000	3,000
	Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	24,250	24,295
	Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,152
	Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,147
	Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,755
	Houston TX Airport System Revenue	5.000%	7/1/18	1,720	2,041
1	Houston TX Airport System Revenue TOB
	VRDO	0.160%	8/7/12	13,360	13,360
	Houston TX Community College GO	5.000%	2/15/18	2,500	3,029
	Houston TX Community College GO	5.000%	2/15/19	2,860	3,516
1	Houston TX Community College GO TOB
	VRDO	0.220%	8/7/12 (4)	4,085	4,085
	Houston TX GO	5.500%	3/1/16	6,905	8,105
	Houston TX Independent School District GO	5.000%	2/15/13	9,000	9,234
	Houston TX Independent School District GO
	PUT	2.500%	6/1/15	7,200	7,521
	Houston TX Utility System Revenue	5.000%	11/15/12 (4)	4,270	4,329
	Houston TX Utility System Revenue	5.000%	11/15/14	5,385	5,947
	Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,728
	Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	10,805
	Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,196
	Houston TX Utility System Revenue	5.000%	11/15/17	13,500	16,382
	Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	16,679
	Houston TX Utility System Revenue	5.000%	11/15/18	2,500	3,074
3	Houston TX Utility System Revenue PUT	0.900%	6/1/17	18,000	18,073
	Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	8,633
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	5	5
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	25	27
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	65	70
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	8,905	9,618
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	6
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,501
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	2,032
	Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,937
	Lubbock TX Electric Light & Power System
	Revenue	5.000%	4/15/16	2,000	2,303
	Lubbock TX Health Facilities Development Corp.
	Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	3,103

Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,822
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	2,053
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.750%	5/1/15	8,500	9,077
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	891
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,500	1,793
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,127
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,977
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,769
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,675
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,878
North Texas Tollway Authority System Revenue
(Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	11,090
North Texas Tollway Authority System Revenue
PUT	5.000%	1/1/13	31,190	31,780
North Texas Tollway Authority System Revenue
VRDO	0.170%	8/7/12 LOC	28,400	28,400
Northside TX Independent School District GO
PUT	0.950%	8/1/13	9,765	9,831
Northside TX Independent School District GO
PUT	1.350%	6/1/14	14,555	14,747
Northside TX Independent School District GO
PUT	1.900%	8/1/14	15,500	15,873
Pasadena TX Independent School District GO
VRDO	0.310%	8/7/12	2,100	2,100
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/13	24,325	25,174
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/14	12,360	13,063
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,790	8,612
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	12,000	12,310
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/14	10,115	10,824
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,691
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	7,210	8,096
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.160%	8/7/12	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,921
San Antonio TX GO	5.000%	8/1/17	1,070	1,291
San Antonio TX GO	5.000%	8/1/18	1,000	1,227
San Antonio TX GO PUT	1.150%	12/3/12	17,900	17,947
San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.170%	8/7/12 LOC	28,750	28,750
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/14	1,000	1,097

Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,353
Spring Branch TX Independent School District
GO	5.000%	2/1/13	3,000	3,072
Spring Branch TX Independent School District
GO	5.000%	2/1/14	3,635	3,891
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare) VRDO	0.150%	8/7/12 LOC	13,715	13,715
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,905	3,222
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,310	1,489
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	2,000	2,313
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,430
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,964
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/13	1,835	1,878
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,000	5,188
Texas GO	5.000%	10/1/17	7,500	9,110
Texas GO	5.000%	10/1/18	7,500	9,258
Texas GO TOB VRDO	0.180%	8/1/12	4,310	4,310
1 Texas GO TOB VRDO	0.180%	8/1/12	2,600	2,600
1 Texas GO TOB VRDO	0.150%	8/7/12	15,000	15,000
1 Texas GO TOB VRDO	0.150%	8/7/12	38,300	38,300
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/12	5,000	5,085
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/13	1,000	1,045
3 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.620%	9/15/17	8,740	8,521
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	38,985	43,193
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	1,865	2,099
Texas State University System Revenue	5.000%	3/15/15	7,005	7,830
Texas Tech University System Revenue
Financing System Revenue	4.000%	2/15/13	3,000	3,061
Texas Tech University System Revenue
Financing System Revenue	3.000%	2/15/14	5,000	5,204
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/15	4,000	4,458
Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/17	2,115	2,550
Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/18	3,065	3,755
Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/19	3,040	3,764

Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/20	5,000	6,259
Texas TRAN	2.500%	8/30/12	60,000	60,114
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	20,000	20,136
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.160%	8/7/12	20,410	20,410
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.170%	8/7/12	1,000	1,000
Texas Transportation Commission Revenue	5.000%	4/1/13	12,000	12,383
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	29,538
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,204
1 Texas University System Revenue Financing
System Revenue TOB VRDO	0.160%	8/7/12	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/13	5,275	5,518
Texas Water Development Board Revenue	5.000%	7/15/13	1,375	1,438
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,454
University of Houston Texas Revenue	4.000%	2/15/13	2,000	2,041
University of North Texas Revenue	5.000%	4/15/18	1,000	1,207
University of North Texas Revenue	5.000%	4/15/20	2,505	3,103
University of Texas Permanent University Fund
Revenue	5.250%	8/15/16	10,090	11,966
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,325	1,451
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,775	1,944
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	30,370
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	8,017
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	5,577
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	11,582
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	6,257
University of Texas System Revenue Financing
System Revenue CP	5.250%	8/15/14	2,855	3,141
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.160%	8/7/12	14,580	14,580
				1,289,101
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17	4,320	5,166
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/13	7,590	7,916
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/14	5,000	5,436
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/15	17,420	19,730
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,541
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	4,024
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	11,363
Utah GO	5.000%	7/1/17	10,000	12,101
Utah GO	5.000%	7/1/18	3,000	3,708
Utah GO	5.000%	7/1/18	19,000	23,485

Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12 (Prere.)	4,425	4,505
				98,975
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,437
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,850
				14,287
Virginia (2.2%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	4,235
Chesapeake VA Economic Development
Authority Pollution Control Revenue (Virginia
Electric & Power Co. Project) PUT	3.600%	2/1/13	5,000	5,070
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,952
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	5,134
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	13,364
Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	13,602
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	23,196
Loudoun County VA GO	5.000%	12/1/18	3,435	4,281
Norfolk VA GO	5.000%	3/1/15	5,910	6,604
Norfolk VA GO	5.000%	3/1/16	4,000	4,635
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,943
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,747
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	5,000	5,733
University of Virginia Revenue	5.000%	9/1/17	1,275	1,551
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,694
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,205
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	8,119
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/14	1,350	1,445
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,569
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	3,135	3,297
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	5,205	5,473
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14	2,000	2,192
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	8,343

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,400	2,732
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	500	589
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,584
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,578
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,969
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	9,893
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	2,148
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	10,538
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,988
Virginia GO	5.000%	6/1/14	8,750	9,507
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,665
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	15,120
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,234
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,725
Virginia Public School Authority Revenue	4.000%	8/1/12	3,605	3,605
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	8,021
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	4,169
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,294
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,703
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	17,052
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	37,693
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,845
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,844
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	20,443
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,500	3,690
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,553
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	7,074
				350,640
Washington (2.9%)
1 Bellevue WA GO TOB VRDO	0.150%	8/7/12	17,870	17,870
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	8,958
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,649
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	16,837
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	6,000	6,790

Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	8,450	9,563
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	28,112
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	24,052
King County WA Sewer Revenue	5.000%	1/1/19	12,835	15,714
1 King County WA Sewer Revenue TOB VRDO	0.180%	8/7/12	21,390	21,390
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,726
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	4,033
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,264
Tacoma WA Electric System Revenue	5.000%	1/1/13 (4)	10,485	10,694
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	25,720	27,378
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,384
University of Washington Revenue	5.000%	4/1/17	6,880	8,241
University of Washington Revenue	5.000%	4/1/18	7,225	8,819
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	12,384
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,558
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,958	16,960
Washington GO	5.000%	2/1/13	5,290	5,417
Washington GO	5.000%	7/1/13 (4)	4,890	5,104
Washington GO	5.000%	1/1/14	19,395	20,686
Washington GO	5.000%	2/1/14	11,105	11,886
Washington GO	5.000%	7/1/15 (2)	2,400	2,716
Washington GO	5.700%	10/1/15	5,150	5,561
Washington GO	5.000%	1/1/16	5,285	6,084
Washington GO	5.000%	1/1/16	20,000	23,023
Washington GO	5.000%	2/1/16	3,995	4,612
Washington GO	5.000%	2/1/16	13,040	15,055
Washington GO	5.000%	7/1/17	5,000	6,016
Washington GO	5.000%	8/1/17	11,175	13,476
Washington GO	5.000%	7/1/18	21,220	25,955
Washington GO	5.000%	7/1/19	19,770	24,483
1 Washington GO TOB VRDO	0.160%	8/7/12	4,000	4,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,728
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,767
1 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	0.180%	8/7/12 LOC	25,355	25,355
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,267
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,450
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,501
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,609
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	833

Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,198
				477,158
West Virginia (0.5%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,055
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/12	4,970	4,989
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,650	4,880
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/14	9,265	10,117
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	8,087
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	6,000	6,214
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,515
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,334
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,875
West Virginia University Revenue	5.000%	10/1/18	1,300	1,583
3 West Virginia University Revenue PUT	0.800%	10/1/14	10,000	10,002
				76,651
Wisconsin (1.6%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,684
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	4,082
Madison WI Metropolitan School District
Revenue TOB VRDO	0.180%	8/1/12	10,200	10,200
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,626
Wisconsin GO	5.000%	5/1/13	5,000	5,180
Wisconsin GO	5.250%	5/1/13	16,810	17,446
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,408
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,120
Wisconsin GO	5.000%	5/1/16	13,870	16,148
Wisconsin GO	5.000%	5/1/16	10,530	12,259
Wisconsin GO	5.000%	5/1/17	6,000	7,176
Wisconsin GO	5.000%	5/1/17	8,100	9,688
Wisconsin GO	5.000%	11/1/17	4,500	5,455
Wisconsin GO	5.000%	11/1/18	11,000	13,536
Wisconsin GO	5.000%	5/1/19	12,955	15,993
Wisconsin GO	5.000%	5/1/19	5,000	6,172
Wisconsin GO	5.000%	11/1/19	3,100	3,862
Wisconsin GO	5.000%	11/1/20	7,400	9,308
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,100
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,639

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,232
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,455
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,143
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,742
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,339
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	2,000	2,121
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	11,596
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.170%	8/7/12 LOC	11,000	11,000
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,381
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,219
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	842
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,625
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/14 (4)	4,145	4,495
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/15 (4)	11,390	12,798
Wisconsin Transportation Revenue	5.000%	7/1/13	1,100	1,148
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,375
				251,593
Total Tax-Exempt Municipal Bonds (Cost $15,506,073)				16,029,451
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
4 Vanguard Municipal Cash Management Fund
(Cost $263,531)	0.147%		263,530,850	263,531
Total Investments (100.6%) (Cost $15,769,604)				16,292,982
Other Assets and Liabilities-Net (-0.6%)				(95,887)
Net Assets (100%)				16,197,095

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $1,205,985,000, representing 7.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2012.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Limited-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Limited-Term Tax-Exempt Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,016,106	13,345
Temporary Cash Investments	263,531	—	—
Total	263,531	16,016,106	13,345

C. At July 31, 2012, the cost of investment securities for tax purposes was $15,782,907,000. Net unrealized appreciation of investment securities for tax purposes was $510,075,000, consisting of unrealized gains of $511,428,000 on securities that had risen in value since their purchase and $1,353,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.1%)
Alabama (1.3%)
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	12/1/12	21,510	21,852
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	5/1/13	7,500	7,765
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	5/1/13	11,760	12,176
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	5/1/14	8,000	8,643
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.200%	8/7/12	12,360	12,360
	Alabama Special Care Facilities Financing
	Authority Birmingham Revenue (Ascension
	Health Credit Group) PUT	1.500%	6/1/16	5,000	5,048
1	Alabama Special Care Facilities Financing
	Authority Birmingham Revenue (Ascension
	Health Credit Group) TOB VRDO	0.160%	8/7/12	6,975	6,975
2	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (Powersouth
	Energy Cooperative Projects) PUT	0.600%	8/1/12	15,090	15,089
	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (Powersouth
	Energy Cooperative Projects) PUT	0.600%	11/15/12	19,000	18,998
	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (Powersouth
	Energy Cooperative Projects) PUT	0.600%	12/1/12	9,200	9,199
	Mobile AL Infirmary Health System Special Care
	Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/13	1,715	1,750
	Mobile AL Infirmary Health System Special Care
	Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,359
	Mobile AL Infirmary Health System Special Care
	Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,741
[1,3] University of Alabama at Birmingham Highlands
	Health Care Authority Health System
	Revenue	0.900%	10/1/12	23,000	23,000
					148,955
Alaska (0.6%)
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.170%	8/7/12	46,870	46,870
	Alaska Industrial Development & Export
	Authority Revenue	5.000%	4/1/15	3,000	3,351
	Matanuska-Susitna Borough AK GO	4.000%	3/1/15	1,000	1,090
	Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,569
	North Slope Borough AK GO	5.000%	6/30/13	1,500	1,565
	Valdez AK Marine Terminal Revenue (BP
	Pipelines)	5.000%	1/1/16	2,000	2,256

Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	11,279
				70,980
Arizona (1.0%)
Arizona COP	5.000%	10/1/12 (4)	1,000	1,008
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/16	5,000	5,654
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.170%	8/7/12	8,840	8,840
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,507
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,217
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/13	1,105	1,167
1 Mesa AZ Utility System Revenue TOB VRDO	0.160%	8/7/12 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.160%	8/7/12 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.270%	8/7/12	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.320%	8/7/12	4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.150%	8/7/12	4,500	4,500
Pima County AZ Sewer Revenue	4.000%	7/1/14	1,500	1,593
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,398
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,304
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.160%	8/7/12	15,910	15,910
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	3.000%	10/1/13	780	802
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	4.000%	10/1/14	1,175	1,258
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/15	1,750	1,972
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	2,120	2,452
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.430%	9/1/12	25,000	25,000
				114,322
California (9.7%)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	15,000	16,225
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	13,750	15,441
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,500	16,864
California Economic Recovery Bonds GO	5.250%	7/1/13 (14)	1,025	1,071
California Economic Recovery Bonds GO	5.250%	7/1/13 (ETM)	975	1,020
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,613
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	10,700	11,699
California GO	5.000%	3/1/13	2,500	2,568

	California GO	5.000%	4/1/13	2,205	2,274
	California GO	5.000%	6/1/13	2,025	2,104
	California GO	4.000%	11/1/14	2,650	2,854
	California GO	5.000%	11/1/15	1,600	1,816
	California GO	5.000%	9/1/16	8,000	9,306
	California GO	5.000%	9/1/16	1,465	1,704
	California GO	5.000%	10/1/16	12,070	14,076
	California GO	5.000%	9/1/17	4,250	5,052
	California GO	5.000%	10/1/17	35,000	41,672
	California GO	5.000%	4/1/18	30,385	36,320
1	California GO TOB VRDO	0.350%	8/7/12 (4)	15,925	15,925
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	19,171
	California Health Facilities Financing Authority
	Revenue (Cedars-Sinai Medical Center)	3.000%	8/15/13	2,000	2,053
	California Health Facilities Financing Authority
	Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14	1,500	1,598
	California Health Facilities Financing Authority
	Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,245
	California Health Facilities Financing Authority
	Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,460
[2,3] California Health Facilities Financing Authority
	Revenue (Children's Hospital of Los Angeles)	0.000%	7/1/17	5,200	5,200
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services)	4.000%	10/1/14	900	968
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services)	5.000%	10/1/15	940	1,062
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,741
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,183
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	16,583
	California Health Facilities Financing Authority
	Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,130
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.160%	8/7/12	22,685	22,685
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.160%	8/7/12	20,885	20,885
1	California Infrastructure & Economic
	Development Bank Revenue (Bay Area Toll
	Bridges Seismic Retrofit) TOB VRDO	0.180%	8/1/12 (ETM)	10,400	10,400
	California Infrastructure & Economic
	Development Bank Revenue (Independent
	System Operator Corp. Project)	5.000%	2/1/14	2,500	2,668
	California Infrastructure & Economic
	Development Bank Revenue (J. Paul Getty
	Trust) PUT	2.500%	4/1/13	20,550	20,851
3	California Infrastructure & Economic
	Development Bank Revenue (J. Paul Getty
	Trust) PUT	0.650%	4/1/14	34,200	34,200
	California Municipal Finance Authority
	(Community Hospitals of Central California
	Obligated Group) COP	5.000%	2/1/13	1,160	1,179
	California Municipal Finance Authority
	(Community Hospitals of Central California
	Obligated Group) COP	5.000%	2/1/13	2,000	2,034

California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/14	1,845	1,949
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/15	2,120	2,291
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.500%	10/1/12	20,000	20,000
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,156
California Public Works Board Lease Revenue
(Department of Corrections)	2.000%	10/1/12	4,790	4,803
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	9,460
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,917
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,719
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/14	8,375	8,923
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,000	4,359
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/15	3,000	3,260
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/16	3,415	3,851
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,381
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,740
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,163
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.300%	8/3/12 (4)	20,450	20,450
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.300%	8/3/12 (4)	15,950	15,950
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	5,000	5,156
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,250	10,988
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,815
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	6,147
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	74,000	77,013
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.160%	8/7/12 LOC	2,000	2,000
1 Desert CA Community College District GO TOB
VRDO	0.160%	8/7/12	14,340	14,340
1 East Bay CA Municipal Utility District Waste
Water System Revenue TOB VRDO	0.150%	8/7/12	10,475	10,475
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,686

Fontana CA Unified School District BAN	4.000%	12/1/12	20,000	20,221
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	44,730	46,699
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	11,500	12,006
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	5,000	5,225
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	12,500	13,097
Golden State Tobacco Securitization Corp.
California	6.625%	6/1/13 (Prere.)	3,000	3,160
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	19,490	20,551
1 Los Angeles CA Community College District GO
TOB VRDO	0.230%	8/7/12	15,940	15,940
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.180%	8/1/12	11,400	11,400
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.190%	8/7/12	15,255	15,255
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.230%	8/7/12	18,455	18,455
Los Angeles CA GO	5.000%	9/1/18	22,900	28,081
Los Angeles CA Unified School District GO	4.000%	7/1/14	13,000	13,893
1 Los Angeles CA Unified School District GO TOB
VRDO	0.160%	8/7/12	6,700	6,700
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,546
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	12,124
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,942
3 Metropolitan Water District of Southern
California Revenue PUT	0.300%	6/1/13	11,250	11,261
3 Metropolitan Water District of Southern
California Revenue PUT	0.300%	6/1/13	5,750	5,756
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.160%	8/7/12	29,800	29,800
Metropolitan Water District of Southern
California Revenue VRDO	0.150%	8/7/12	6,205	6,205
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,081
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,119
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,567
Modesto CA Water Revenue VRDO	0.140%	8/7/12 LOC	27,880	27,880
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/13	2,500	2,582
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/14	1,000	1,066
Orange County CA Airport Revenue	3.000%	7/1/13	1,670	1,708
1 Peralta CA Community College District Revenue
TOB VRDO	0.160%	8/7/12 (4)	7,715	7,715
1 Riverside CA Electric Revenue TOB VRDO	0.180%	8/1/12	1,100	1,100
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/16	2,500	2,749
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/16	3,400	3,866

Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/17	2,000	2,225
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/17	3,705	4,293
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.170%	8/7/12	7,930	7,930
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/14	600	647
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	6,000	6,163
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/14	3,205	3,364
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	2,965	3,176
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/14	6,000	6,496
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,604
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15	4,435	4,970
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	24,378
San Francisco CA City & County International
Airport Revenue PUT	2.250%	12/4/12	29,755	29,938
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/12 (Prere.)	1,000	1,012
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.160%	8/7/12 (13)	5,000	5,000
Tuolumne CA Wind Project Authority Revenue	4.000%	1/1/13	2,375	2,408
1 University of California Revenue TOB VRDO	0.150%	8/1/12	6,100	6,100
1 University of California Revenue TOB VRDO	0.150%	8/1/12	2,700	2,700
1 University of California Revenue TOB VRDO	0.180%	8/1/12	12,095	12,095
				1,106,141
Colorado (2.3%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,549
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	2.000%	2/1/13	18,250	18,401
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/13	4,460	4,650
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/8/12	4,375	4,431
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	12,700
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,074
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13	7,490	7,951
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.180%	8/7/12	10,000	10,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/13	1,605	1,635
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/13	5,165	5,261

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	3,510	3,715
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	8,615	9,118
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	1,945	2,134
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	3,500	3,840
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.170%	8/7/12	12,800	12,800
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	5.000%	5/15/14	22,060	23,862
Denver CO City & County Airport Revenue	0.220%	8/3/12 (12)	16,700	16,700
Denver CO City & County Airport Revenue	0.220%	8/7/12 (12)	17,000	17,000
Denver CO City & County Airport Revenue	0.220%	8/1/12 (12)	14,300	14,300
Denver CO City & County Airport Revenue	0.220%	8/2/12 (12)	12,800	12,800
Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,358
3 E-470 Public Highway Authority Colorado
Revenue PUT	2.870%	9/1/14	17,065	17,075
1 Jefferson County CO School District GO TOB
VRDO	0.160%	8/7/12	13,660	13,660
Moffat County CO Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.150%	8/7/12 LOC	9,000	9,000
Regional Transportation District of Colorado
COP	5.000%	6/1/14	1,500	1,608
Regional Transportation District of Colorado
COP	5.000%	6/1/15	2,330	2,581
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/13	4,305	4,560
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/14	5,000	5,514
1 University of Colorado Enterprise System
Revenue TOB VRDO	0.650%	8/7/12 LOC	7,900	7,900
University of Colorado Hospital Authority
Revenue VRDO	0.170%	8/7/12 LOC	4,870	4,870
				261,047
Connecticut (1.7%)
Connecticut GO	5.375%	11/15/12 (Prere.)	7,985	8,105
Connecticut GO	5.000%	3/1/14 (Prere.)	3,000	3,223
Connecticut GO	5.000%	12/1/14 (14)	15,310	16,614
Connecticut GO	3.000%	1/1/15	1,200	1,213
3 Connecticut GO	0.550%	4/15/15	5,100	5,101
3 Connecticut GO	0.650%	5/15/15	35,400	35,400
Connecticut GO	5.000%	12/1/15 (14)	29,600	32,013
3 Connecticut GO	0.680%	4/15/16	5,000	5,006
3 Connecticut GO	0.800%	5/15/16	20,000	20,000
3 Connecticut GO	0.800%	5/15/16	8,300	8,369
3 Connecticut GO	0.830%	4/15/17	4,000	4,010
3 Connecticut GO PUT	1.500%	3/1/18	17,500	17,701
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/13	1,915	1,997

Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,211
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	4.000%	2/7/13	7,610	7,758
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,129
				191,850
Delaware (0.2%)
Delaware GO	5.000%	10/1/12	9,445	9,521
University of Delaware Revenue PUT	0.850%	6/4/13	12,000	12,067
				21,588
District of Columbia (0.6%)
1 District of Columbia GO TOB VRDO	0.250%	8/7/12 (4)	20,880	20,880
3 District of Columbia Income Tax Revenue	0.450%	12/1/13	15,000	15,000
3 District of Columbia Income Tax Revenue	0.500%	12/1/13	10,665	10,665
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/13	5,000	5,154
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/14	2,000	2,141
3 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.630%	6/1/15	7,390	7,390
3 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.730%	6/1/16	6,000	6,001
				67,231
Florida (8.4%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,398
Broward County FL School Board COP	4.000%	7/1/14	1,300	1,380
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,083
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,279
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,816
Broward County FL School Board COP	5.000%	7/1/18	4,415	5,175
3 Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	1.900%	6/1/13	37,000	37,333
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,655
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	30,000	32,891
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	15,000	16,445
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	18,538
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	41,871
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,695
1 Collier County FL School Board COP TOB
VRDO	0.130%	8/7/12	21,305	21,305
Escambia County FL Health Facilities Authority
Revenue (Ascension Health Credit Group)	5.250%	11/15/13	5,350	5,684
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,029

Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	3,750	3,783
Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,426
Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	13,605
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	19,523
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,617
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,820	9,171
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	9,580	9,961
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,235	10,022
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,065	5,496
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14 (4)	11,315	11,867
2 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,410	10,208
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	6,248
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	7,250	7,600
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	34,040	35,512
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	14,605	15,856
Florida Department of Management Services
COP	5.000%	8/1/12	8,850	8,850
Florida Department of Management Services
COP	5.000%	8/1/13	6,595	6,868
Florida Department of Transportation GO	5.000%	7/1/13	9,605	10,024
Florida Department of Transportation GO	5.000%	7/1/16	9,405	11,012
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue (Parking
Project) VRDO	0.160%	8/7/12 LOC	5,200	5,200
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	10,000	10,431
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,495	22,858
Florida Turnpike Authority Revenue	5.000%	7/1/13	3,825	3,988
Florida Turnpike Authority Revenue	5.000%	7/1/13 (4)	4,780	4,984
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,521
Gainesville FL Utility System Revenue VRDO	0.300%	8/1/12	18,585	18,585
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,057
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,194
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.160%	8/7/12	15,730	15,730
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/12	2,250	2,267
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	5,718

Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,096
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,163
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,278
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,268
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,298
Jacksonville FL Capital Project Revenue VRDO	0.230%	8/7/12 LOC	31,200	31,200
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/12	12,000	12,096
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/14	4,000	4,381
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.170%	8/7/12	12,725	12,725
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.160%	8/7/12	22,085	22,085
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.170%	8/7/12	22,550	22,550
Jacksonville FL Excise Taxes Revenue	4.000%	10/1/12	1,000	1,006
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,094
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/13	1,000	1,040
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/14	1,250	1,335
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/14 (4)	1,750	1,914
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/15	2,000	2,188
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,174
Lakeland FL Hospital System Revenue
(Lakeland Regional Health)	3.000%	11/15/12	500	504
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,690
Lee County FL School Board COP	5.000%	8/1/18	3,530	4,196
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.160%	8/7/12	9,995	9,995
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.180%	8/7/12	8,940	8,940
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.330%	8/7/12	10,140	10,140
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.250%	11/3/14	6,250	6,432
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	4,000	4,000
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,001
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.230%	8/7/12 (4)	32,570	32,570
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,154
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/13	335	340
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	522
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	535

Orange County FL School Board COP	5.000%	8/1/13	700	732
Orange County FL School Board COP	5.000%	8/1/14	4,000	4,354
Orange County FL School Board COP	5.000%	8/1/15	2,700	3,031
Orange County FL Tourist Development
Revenue	5.000%	10/1/12	7,335	7,390
Orange County FL Tourist Development
Revenue	5.000%	10/1/13	7,705	8,077
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,710	9,436
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.160%	8/7/12 LOC	43,000	43,000
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/12	1,750	1,764
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,635
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,635
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	3,075	3,372
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	4,000	4,387
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,896
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	7,950
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.750%	2/1/13 (Prere.)	5,000	5,138
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.160%	8/7/12	7,500	7,500
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.180%	8/7/12	14,120	14,120
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.250%	8/7/12	20,595	20,595
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.270%	8/7/12	8,850	8,850
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/13	9,405	9,806
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,952
1 Tallahassee FL Energy System Revenue TOB
VRDO	0.190%	8/7/12	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,473
				962,012
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/15	2,440	2,689
Atlanta GA Airport Revenue	4.000%	1/1/13	5,000	5,077
Atlanta GA Airport Revenue	4.000%	1/1/15	500	539
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	7,409
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,140
Atlanta GA Airport Revenue	5.000%	1/1/18	500	594
1 Atlanta GA Airport Revenue TOB VRDO	0.300%	8/7/12 (4)	11,170	11,170

Atlanta GA Water & Wastewater Revenue	4.000%	11/1/12	3,000	3,028
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,695
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,274
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,537
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,546
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,558
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,537
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,089
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,000	10,084
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)
VRDO	0.220%	8/7/12 LOC	5,445	5,445
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,101
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,195
Georgia GO	5.000%	9/1/14	4,000	4,389
Georgia GO	4.750%	11/1/15	8,035	9,156
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13	14,225	14,788
Gwinnett County GA Water & Sewer Authority
Revenue	4.000%	8/1/12	10,020	10,020
Henry County GA School District GO	3.000%	12/1/13	1,500	1,554
Henry County GA School District GO	4.000%	12/1/14	2,500	2,708
Henry County GA School District GO	4.000%	12/1/15	4,000	4,458
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	10,995	11,359
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	7,500	7,665
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,715	7,342
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	13,000	13,770
Monroe County GA Development Authority
Pollution Control Revenue (Gulf Power Co.
Plant Scherer Project) PUT	2.125%	6/4/13	5,000	5,030
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) PUT	2.500%	3/1/13	7,500	7,564
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) VRDO	0.170%	8/7/12 LOC	15,830	15,830
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	3.000%	11/1/13	10,440	10,773
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,325	1,545

Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	2,025
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	2,000	2,202
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/16	3,000	3,407
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.000%	1/1/13	1,330	1,353
				226,645
Hawaii (0.5%)
Hawaii GO	3.000%	12/1/13	6,000	6,219
Hawaii GO	5.000%	12/1/13	10,000	10,632
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,134
Hawaii GO	5.000%	6/1/14	1,195	1,297
Hawaii GO	5.000%	2/1/15	3,600	4,009
Hawaii GO	5.000%	2/1/16	4,000	4,618
Hawaii GO	5.000%	7/1/16 (2)	21,765	24,550
Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,527
				56,986
Idaho (0.4%)
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/14	5,000	5,460
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/15	31,375	35,495
				40,955
Illinois (5.2%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,263
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,315
1 Chicago IL Board of Education GO TOB VRDO	0.250%	8/7/12 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	2,715	2,988
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,805
1 Chicago IL GO TOB VRDO	0.160%	8/7/12	9,995	9,995
1 Chicago IL GO TOB VRDO	0.280%	8/7/12	9,990	9,990
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,925	11,799
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/15	1,000	1,078
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/16	3,000	3,410
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.300%	8/7/12 (4)	7,000	7,000
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.300%	8/7/12 (4)	7,495	7,495
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.300%	8/7/12 (12)	27,185	27,185
1 Chicago IL Park District GO TOB VRDO	0.180%	8/7/12	19,540	19,540
Chicago IL Water Revenue	5.000%	11/1/18	675	825
1 Chicago IL Water Revenue TOB VRDO	0.180%	8/7/12	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.180%	8/7/12	7,745	7,745
Du Page & Cook Counties IL Community
Consolidated School District GO	5.250%	12/1/12 (Prere.)	3,750	3,813
Illinois Development Finance Authority Revenue
(St. Vincent De Paul Center) PUT	1.400%	2/28/13	11,650	11,725
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.160%	8/7/12 LOC	18,800	18,800
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.125%	2/14/13	8,325	8,358

Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,215
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,571
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.400%	2/1/13	11,180	11,244
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/15	7,000	7,795
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	2,500	2,915
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,452
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.160%	8/7/12 LOC	9,000	9,000
Illinois Finance Authority Revenue (Elmhurst
Memorial Healthcare) VRDO	0.170%	8/1/12 LOC	6,800	6,800
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.170%	8/7/12 LOC	6,130	6,130
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.170%	8/7/12 LOC	17,500	17,500
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/12	4,630	4,638
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,396
Illinois Finance Authority Revenue
(Northwestern University) PUT	1.200%	3/1/13	10,000	10,053
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.180%	8/1/12	2,140	2,140
Illinois Finance Authority Revenue (OSF
Healthcare System) VRDO	0.380%	8/7/12 (4)	30,510	30,510
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/14	1,305	1,369
Illinois Finance Authority Revenue (Provena
Health)	5.250%	5/1/15	2,555	2,760
Illinois Finance Authority Revenue (Provena
Health) VRDO	0.170%	8/1/12 LOC	4,600	4,600
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	2,000
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,674
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	0.170%	8/1/12 LOC	8,650	8,650
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/15	500	569
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	690	812
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.160%	8/7/12	2,960	2,960
Illinois GO	5.000%	1/1/16	25,945	28,995
Illinois GO	5.000%	8/1/18	22,000	25,177
Illinois GO	5.000%	8/1/19	15,000	17,208
1 Illinois GO TOB VRDO	0.650%	8/7/12	3,750	3,750
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,450	4,722
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.160%	8/7/12	34,265	34,265

Illinois Regional Transportation Authority
Revenue PUT	0.650%	5/31/13	29,300	29,300
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.160%	8/7/12	8,335	8,335
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,711
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,650
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.160%	8/7/12	10,665	10,665
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/13	6,000	6,386
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/14	12,000	13,012
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/14	1,500	1,623
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/14	7,250	8,015
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	6,265	7,052
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/15	2,750	3,059
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,437
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	10,000	11,716
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	7,500	8,768
Illinois Unemployment Insurance Fund Building
Receipts Revenue	1.500%	6/15/21	8,750	8,780
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	4.000%	6/1/13	8,130	8,343
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,708
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,487
				594,061
Indiana (2.4%)
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/12	1,700	1,719
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,548
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.150%	8/7/12 LOC	30,600	30,600
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	3/1/13	2,000	2,030
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	3/1/14	2,250	2,323
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,607
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	5,127
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,980
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	551

Indiana Finance Authority Lease Revenue	5.000%	11/1/12	12,130	12,273
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.180%	8/1/12	31,340	31,340
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.270%	8/7/12	9,975	9,975
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	8/7/12	4,850	4,850
Indiana Finance Authority Revenue (Marion
General Hospital) VRDO	0.170%	8/7/12 LOC	10,710	10,710
Indiana Finance Authority Water Utility Revenue
(Citizens Energy Project)	3.000%	10/1/14	5,000	5,224
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.180%	8/1/12	1,700	1,700
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	5/1/13	2,000	2,070
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	8/1/13	7,605	7,952
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	8/1/14	15,000	15,278
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.700%	9/1/14	10,000	10,231
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	15,305	17,137
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16	5,000	5,048
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,700	3,111
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	10,000	10,105
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	907
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,454
1 Indiana Transportation Finance Authority
Highway Revenue TOB VRDO	0.180%	8/7/12	17,930	17,930
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project) TOB
VRDO	0.350%	8/7/12	17,060	17,060
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/13	1,000	1,044
Purdue University Indiana University Student
Fee Revenue	4.000%	7/1/14	2,085	2,231
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	35,500	36,883
				274,998
Iowa (0.2%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,342
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) PUT	5.000%	8/15/12	9,500	9,517

Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) VRDO	0.180%	8/1/12 LOC	4,400	4,400
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/12	1,700	1,727
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,608
				20,594
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue VRDO	0.130%	8/7/12	12,710	12,710
Kansas Department of Transportation Highway
Revenue VRDO	0.130%	8/7/12	16,400	16,400
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.000%	11/15/13	1,000	1,044
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.500%	11/15/14	2,500	2,714
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/14	5,150	5,440
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/12	1,000	1,012
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/13	225	235
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/13	2,000	2,113
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/14	200	214
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,000	2,182
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,060	2,248
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/15	355	390
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16	750	860
				47,562
Kentucky (0.4%)
Kentucky Property & Building Commission
Revenue	5.000%	8/1/15	3,675	4,140
Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,545
Kentucky Property & Building Commission
Revenue	5.000%	8/1/16 (4)	5,000	5,609
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	3,950	4,620
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/13	3,730	3,891
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,978

Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	2,105
1 Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue TOB VRDO	0.160%	8/7/12 (13)	10,715	10,715
2 Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/15	1,000	1,069
2 Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/16	1,000	1,088
				40,760
Louisiana (1.4%)
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.900%	6/1/13	26,300	26,322
1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.150%	8/7/12	10,790	10,790
Louisiana GO	0.972%	7/15/14	35,490	35,575
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	4.000%	10/1/12	2,000	2,011
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	3/1/14	2,900	3,096
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/14	1,350	1,451
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/15	1,500	1,666
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.600%	10/1/12	4,000	4,006
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,043
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,561
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,069
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.300%	8/7/12 (4)	3,330	3,330
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/13 (4)	6,000	6,223
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,462
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,324
Orleans Parish LA GO	4.000%	9/1/12 (4)	1,500	1,504
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,581
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.180%	8/7/12 LOC	35,740	35,740
				160,754
Maine (0.0%)
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.200%	8/7/12 LOC	5,335	5,335

Maryland (0.8%)
Baltimore County MD GO	4.000%	2/1/15	2,900	3,162
Maryland GO	5.000%	7/15/14	1,000	1,092

Maryland GO	5.000%	8/1/15	1,455	1,654
Maryland GO	5.000%	8/1/16	27,680	32,631
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,214
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	3.000%	8/15/13	1,000	1,024
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/14	1,000	1,082
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.160%	8/7/12 LOC	14,500	14,500
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	8,049
Washington Suburban Sanitation District
Maryland GO VRDO	0.210%	8/7/12	27,900	27,900
				92,308
Massachusetts (3.9%)
Boston MA GO	5.000%	2/1/18	7,965	9,732
Boston MA GO	5.000%	8/1/18	4,045	5,005
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	8/1/12	25,550	25,550
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.500%	8/7/12	19,964	19,964
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/13	8,000	8,153
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.150%	8/7/12	21,025	21,025
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	2.000%	10/1/12	1,370	1,374
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/13	555	576
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/15	500	539
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/16	1,015	1,148
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,245
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,623
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	21,750	22,243
1 Massachusetts Development Finance Agency
Revenue (Harvard University) TOB VRDO	0.180%	8/7/12	1,000	1,000
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,803
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	4.000%	1/1/13	1,400	1,416
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,328
3 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.650%	7/1/14	14,350	14,369
3 Massachusetts GO	0.530%	2/1/13	20,630	20,646
3 Massachusetts GO	0.630%	2/1/14	15,000	15,000
3 Massachusetts GO	0.680%	2/1/14	15,250	15,258
3 Massachusetts GO	0.530%	9/1/14	19,550	19,551
Massachusetts GO	5.000%	1/1/15	4,000	4,440

3 Massachusetts GO	0.550%	2/1/15	7,500	7,499
3 Massachusetts GO	0.810%	2/1/15	8,300	8,300
3 Massachusetts GO	0.600%	9/1/15	20,000	20,001
Massachusetts GO	5.000%	10/1/15	2,980	3,402
1 Massachusetts GO TOB VRDO	0.180%	8/7/12	2,740	2,740
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.000%	11/1/14	8,400	8,499
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,750	6,928
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.140%	8/7/12 LOC	8,000	8,000
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	4.000%	10/1/12	5,000	5,031
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/12	2,500	2,519
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,152
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.180%	8/3/12 (4)	8,445	8,445
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.180%	8/1/12 (4)	13,900	13,900
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.180%	8/2/12 (4)	2,800	2,800
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.160%	8/7/12	4,900	4,900
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.150%	8/7/12	29,415	29,415
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.220%	8/7/12	16,175	16,175
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	6,000	6,846
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.160%	8/7/12	3,920	3,920
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.640%	8/7/12 LOC	14,920	14,920
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.640%	8/7/12 (4)LOC	19,715	19,715
Massachusetts Water Resources Authority
Revenue VRDO	0.160%	8/7/12	23,335	23,335
				445,430
Michigan (3.2%)
1 Detroit City School District GO TOB VRDO	0.520%	8/7/12 (4)	10,240	10,240
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	14,935	15,584
1 Detroit MI Water Supply System Revenue TOB
VRDO	0.270%	8/7/12 (13)	7,500	7,500
Detroit MI Water Supply System Revenue TOB
VRDO	0.400%	8/7/12 (13)	10,375	10,375
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/13	1,000	1,051

Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/14	1,000	1,085
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	10,283
Michigan Building Authority Revenue	3.000%	10/15/12	1,150	1,156
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/17	6,800	8,229
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	615
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	17,015	20,913
Michigan Finance Authority Revenue (State
Drinking Water Revolving Fund)	5.000%	10/1/17	2,500	3,025
Michigan Finance Authority Revenue (State
Drinking Water Revolving Fund)	5.000%	10/1/18	3,640	4,474
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/14	34,710	37,783
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,765
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	20,275	24,786
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	27,026
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.170%	8/7/12 LOC	5,645	5,645
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,378
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	4,735	4,790
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	10,800	10,880
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.900%	3/16/15	16,000	15,971
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,918
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,161
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/13	1,000	1,040
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/14	1,500	1,587
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	4.000%	6/1/14	1,100	1,163
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/15	1,395	1,550
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/16	1,500	1,709
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,444
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.170%	8/7/12 LOC	17,610	17,610
Michigan Hospital Finance Authority Revenue
(Trinity Health)	4.000%	12/1/13	2,000	2,090
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.170%	8/7/12	8,545	8,545
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/12	1,910	1,925

Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/12	3,065	3,090
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,097
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,640
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	3.050%	12/3/12	9,000	9,061
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,273
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.160%	8/7/12 LOC	3,785	3,785
Oakland University of Michigan Revenue VRDO	0.160%	8/7/12 LOC	4,685	4,685
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,718
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,329
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,454
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,411
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.370%	8/7/12 (4)	5,000	5,000
University of Michigan University Revenue	4.000%	4/1/15	9,600	10,484
Wayne State University Michigan Revenue	5.000%	11/15/12	1,500	1,519
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,618
				359,460
Minnesota (0.6%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,647
Minnesota GO	4.000%	8/1/12	17,810	17,810
Minnesota GO	5.000%	10/1/15	8,250	9,430
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.160%	8/7/12	9,470	9,470
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	11,180	12,501
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	13,378
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/13	1,000	1,034
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/14	1,000	1,071
				66,341
Mississippi (0.6%)
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/14	1,000	1,058
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.130%	8/7/12	25,000	25,000
Mississippi Business Finance Corp. Revenue
(Mississippi Power Co. Project) PUT	2.250%	1/15/13	6,000	6,043
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.000%	9/2/14	4,900	5,021

	Mississippi Business Finance Corp. Solid Waste
	Disposal Revenue (Waste Management Inc.
	Project) PUT	2.250%	11/3/14	5,750	5,914
[2,3] Mississippi GO		0.680%	9/1/17	6,000	6,000
1	Mississippi GO TOB VRDO	0.150%	8/7/12	3,680	3,680
1	Mississippi Hospital Equipment & Facilities
	Authority Revenue (Baptist Memorial Health
	Care) TOB VRDO	0.230%	8/7/12	11,600	11,600
					64,316
Missouri (0.9%)
	Missouri GO	5.000%	10/1/15	2,500	2,860
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (St. Luke's
	Episcopal - Presbyterian Hospital)	5.000%	12/1/13	1,000	1,058
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (St. Luke's
	Health System) VRDO	0.250%	8/7/12 LOC	18,550	18,550
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (St. Luke's
	Health System) VRDO	0.250%	8/7/12 LOC	41,200	41,200
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (St. Luke's
	Health System) VRDO	0.250%	8/7/12 LOC	18,025	18,025
	Missouri Highways & Transportation
	Commission Road Revenue	3.000%	2/1/13	15,500	15,718
	St. Louis MO Municipal Finance Corp. Lease
	Revenue (City Justice Center Project)	4.000%	2/15/13	800	815
	St. Louis MO Municipal Finance Corp. Lease
	Revenue (City Justice Center Project)	4.000%	2/15/14	1,000	1,046
	St. Louis MO Municipal Finance Corp. Lease
	Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	2,045
	St. Louis MO Municipal Finance Corp. Lease
	Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,521
					103,838
Montana (0.1%)
	Montana Facility Finance Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/13	3,035	3,092
	Montana Facility Finance Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/14	6,135	6,512
					9,604
Nebraska (0.2%)
1	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System) TOB VRDO	0.250%	8/7/12 (13)	10,060	10,060
	Municipal Energy Agency of Nebraska Power
	Supply System Revenue	2.000%	4/1/13	715	723
	Municipal Energy Agency of Nebraska Power
	Supply System Revenue	3.000%	4/1/14	600	624
	Municipal Energy Agency of Nebraska Power
	Supply System Revenue	3.000%	4/1/15	550	583
	Municipal Energy Agency of Nebraska Power
	Supply System Revenue	4.000%	4/1/16	1,000	1,111
1	Nebraska Public Power District Revenue TOB
	VRDO	0.160%	8/7/12 (13)	5,665	5,665

1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.180%	8/7/12	2,840	2,840
University of Nebraska Student Fee Revenue	1.000%	7/1/13	1,250	1,259
University of Nebraska Student Fee Revenue	5.000%	7/1/14	1,100	1,194
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,380	1,608
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,328
				26,995
Nevada (0.6%)
Clark County NV GO	5.000%	11/1/12	6,755	6,835
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.000%	7/1/13	2,000	2,056
Clark County NV School District GO	5.000%	6/15/13 (14)	9,645	10,039
Clark County NV School District GO	5.250%	6/15/13 (14)	20,335	21,209
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.160%	8/7/12	14,800	14,800
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	500	519
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	271
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	560
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/13	4,000	4,142
1 Nevada System of Higher Education University
Revenue TOB VRDO	0.210%	8/7/12	7,500	7,500
				67,931
New Hampshire (0.3%)
New Hampshire GO	5.000%	8/15/14	2,500	2,736
New Hampshire GO	5.000%	2/15/15	1,285	1,432
New Hampshire GO	5.000%	8/15/15	5,000	5,679
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.230%	8/7/12	6,945	6,945
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.210%	8/7/12	15,750	15,750
				32,542
New Jersey (3.5%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (ETM)	5,350	5,418
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (4)	4,650	4,709
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.500%	11/1/14 (4)	6,725	7,495
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,238
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,384
New Jersey Building Authority Revenue	5.000%	12/15/12	11,145	11,337
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	12,429
New Jersey COP	5.000%	6/15/13	5,000	5,192
New Jersey COP	5.000%	6/15/14	5,120	5,507
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	17,132
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/14	4,500	4,829

New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	13,500	15,219
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,712
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,714
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	12,000	13,515
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,631
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,808
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	5,125	6,006
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,820
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.500%	12/1/13	8,200	8,614
New Jersey GO	6.000%	2/15/13	6,560	6,766
New Jersey GO	6.000%	2/15/13	15,000	15,471
1 New Jersey GO TOB VRDO	0.200%	8/1/12	9,720	9,720
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/12	3,995	4,024
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	4.000%	7/1/13	1,000	1,031
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/14	2,000	2,152
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/15	2,000	2,213
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/16	2,000	2,261
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,302
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/13	3,035	3,151
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,806
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,634
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,800
New Jersey State Variable TRAN	0.495%	8/1/12	100,000	100,004
New Jersey Transportation Corp. COP	5.500%	9/15/12 (2)	1,650	1,660
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	12/15/12 (4)	1,000	1,020
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.000%	6/15/13	1,000	1,032
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/13 (4)	5,705	6,106

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/16	2,000	2,307
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/17	3,000	3,543
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.180%	8/7/12 LOC	7,400	7,400
[1,3] New Jersey Turnpike Authority Revenue PUT	0.900%	12/22/14	2,500	2,505
[1,3] New Jersey Turnpike Authority Revenue PUT	0.900%	12/22/14	20,000	20,043
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.370%	8/7/12 (4)	6,500	6,500
Rutgers State University New Jersey Revenue
VRDO	0.150%	8/1/12	1,350	1,350
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	14,000	14,704
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	16,385	17,166
				393,380
New Mexico (1.1%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/15	4,400	4,804
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/15	3,800	4,174
New Mexico GO	5.000%	3/1/13	5,535	5,690
New Mexico GO	5.000%	3/1/13	7,845	8,064
New Mexico GO	5.000%	3/1/14	9,405	10,103
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.150%	8/7/12	8,500	8,500
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.170%	8/7/12	26,990	26,990
New Mexico Severance Tax Revenue	5.000%	7/1/13	27,900	29,128
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,815	6,572
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	10,366
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,545	8,841
				123,232
New York (13.7%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/13	4,620	4,778
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/13	1,350	1,396
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	1,000	1,076
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,114
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/16	1,000	1,150
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,435	4,052

Long Island NY Power Authority Electric System
Revenue	2.000%	9/1/12	2,000	2,003
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	8,000	8,600
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (14)	1,000	1,115
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15	8,320	9,274
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/16	4,315	4,963
Long Island NY Power Authority Electric System
Revenue VRDO	0.140%	8/7/12 LOC	21,100	21,100
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.150%	8/7/12 LOC	3,465	3,465
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/14	1,795	1,934
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	3,730	4,385
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,384
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.150%	8/7/12	39,500	39,500
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.160%	8/7/12	23,500	23,500
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.260%	8/7/12	13,100	13,100
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/15	750	829
Nassau County NY Sewer & Storm Water
Finance Authority System Revenue	5.000%	11/1/12	4,980	5,035
Nassau County NY TAN	2.500%	9/30/12	15,000	15,041
Nassau Health Care Corp. New York RAN	3.125%	12/15/12 (4)	6,000	6,054
New York City NY GO	5.000%	8/1/12	27,760	27,760
New York City NY GO	5.250%	8/1/12 (ETM)	1,215	1,215
New York City NY GO	5.250%	8/1/12	7,320	7,320
New York City NY GO	0.180%	8/3/12 (4)	24,550	24,550
New York City NY GO	0.180%	8/6/12 (4)	35,075	35,075
New York City NY GO	0.180%	8/6/12 (12)	16,200	16,200
New York City NY GO	0.290%	8/1/12 (4)	38,900	38,900
New York City NY GO	5.500%	2/1/13 (Prere.)	180	185
New York City NY GO	4.000%	3/1/13	2,710	2,769
New York City NY GO	5.000%	2/1/14	3,500	3,743
New York City NY GO	5.000%	8/1/14	11,525	12,573
New York City NY GO	5.000%	8/1/14	10,000	10,909
New York City NY GO	5.000%	8/1/15	1,500	1,696
New York City NY GO	5.250%	8/1/15	10,805	11,857
New York City NY GO	5.500%	8/1/15	9,495	9,732
New York City NY GO	5.000%	8/1/16	5,000	5,832
New York City NY GO	5.000%	8/1/18	3,250	3,954
New York City NY GO	5.000%	8/1/19	15,000	18,445
1 New York City NY GO TOB VRDO	0.160%	8/7/12	6,845	6,845
1 New York City NY GO TOB VRDO	0.230%	8/7/12	8,250	8,250

New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	1,500	1,652
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.900%	11/1/14	4,000	4,002
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.150%	11/1/15	17,000	17,043
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.500%	12/27/13	27,745	27,860
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.160%	8/7/12	130	130
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.170%	8/7/12	6,400	6,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15 (4)	5,100	5,536
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	8/1/12	7,805	7,805
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.150%	8/7/12	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.150%	8/7/12	5,840	5,840
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.230%	8/7/12	2,970	2,970
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.230%	8/7/12	13,000	13,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	8/1/12	5,740	5,740
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.180%	8/1/12	6,200	6,200
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.160%	8/2/12	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.190%	8/7/12	25,650	25,650
New York City NY Transitional Finance Authority
Future Tax Revenue	0.180%	8/3/12 (4)	58,300	58,300
New York City NY Transitional Finance Authority
Future Tax Revenue	0.280%	8/2/12 (4)	8,900	8,900
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13 (ETM)	15,860	16,808
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	28,475	30,166
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	8,740	9,650
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	17,010	18,769
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	10,000	11,451
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	4,000	4,719
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,000	11,798

1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.180%	8/1/12	3,450	3,450
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.170%	8/7/12	2,200	2,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.180%	8/7/12	1,000	1,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.170%	8/7/12	30,800	30,800
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	7,209
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.160%	8/7/12	17,865	17,865
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/14	3,000	3,234
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	2,675	2,945
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	3,500	3,853
2 New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	8,000	8,843
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,030	3,349
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	2,355	2,680
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,435	6,184
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,130	5,837
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/15 (14)	5,000	5,279
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.150%	8/7/12 (13)	20,000	20,000
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.550%	11/1/12	11,500	11,500
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.700%	11/1/13	17,000	17,000
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.830%	11/1/14	6,320	6,326
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	3.000%	11/15/13	725	750
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/14	1,000	1,078
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,276
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	1,300	1,479
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,129
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,635
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,000	1,192
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (2)	12,000	12,177

New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/12	20,000	20,258
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	20,710	21,842
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,585	3,913
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.160%	8/7/12 (13)	19,780	19,780
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.160%	8/7/12	8,995	8,995
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.170%	8/7/12	7,500	7,500
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/15	760	824
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16	500	572
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	11,410	12,881
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/16 (14)	5,000	5,637
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.160%	8/7/12	4,880	4,880
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/12	7,025	7,038
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15	1,990	2,210
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15 (ETM)	15	17
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	4,985	5,638
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/13	2,000	2,080
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/14	2,000	2,150
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,095	1,214
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/15	2,450	2,714
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/16	1,725	1,965
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,323

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,949
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	9,660	10,387
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	14,115	15,730
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,240	11,797
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.160%	8/7/12	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.230%	8/7/12	6,500	6,500
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.160%	8/7/12	1,500	1,500
New York State Dormitory Authority Revenue
(School Districts Financing Program)	3.000%	10/1/12	1,645	1,652
New York State Dormitory Authority Revenue
(School Districts Financing Program)	3.000%	10/1/12	3,525	3,540
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/13	2,220	2,305
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14 (4)	2,375	2,536
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14	2,000	2,138
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	5,151
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,875
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	11,835
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,130	3,667
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	4,045
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,561
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/13	15,095	15,711
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/14	1,270	1,351
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	7,000	7,124
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,063
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,063
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.140%	8/7/12 LOC	1,800	1,800

New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.170%	8/7/12	7,100	7,100
1 New York State Local Government Assistance
Corp. Revenue TOB VRDO	0.230%	8/7/12	6,305	6,305
New York State Local Government Assistance
Corp. Revenue VRDO	0.140%	8/7/12	26,450	26,450
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.500%	12/1/12	6,955	7,073
New York State Thruway Authority Revenue	4.000%	1/1/15	2,000	2,155
New York State Thruway Authority Revenue	5.000%	1/1/17	2,000	2,323
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,771
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,500	2,648
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,665	2,823
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	16,675	17,661
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	3,096
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	8,500	9,267
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	16,750
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/15	7,000	7,824
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	27,460	30,429
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/13	14,475	14,759
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/13	4,000	4,079
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,900	30,891
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	28,669
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.150%	8/7/12	13,420	13,420
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.150%	8/7/12	24,725	24,725
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.150%	8/7/12 LOC	15,065	15,065
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,418
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/13	11,000	11,336
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	19,900	21,483
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,783
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	6,500	7,493
Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.264%	8/1/12	30,400	30,384
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.180%	8/7/12	9,500	9,500

Westchester County NY Health Care Corp.
Revenue	4.000%	11/1/12	500	504
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/12	1,400	1,415
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/13	3,355	3,521
				1,560,170
North Carolina (3.0%)
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,689
Charlotte NC GO	5.000%	7/1/15	850	964
Charlotte NC GO	5.000%	7/1/18	5,000	6,180
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,388
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,654
1 Charlotte-Mecklenburg Hospital North Carolina
Health Care Authority Health Care System
Revenue (Carolinas Healthcare System) TOB
VRDO	0.230%	8/7/12	3,350	3,350
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/13	250	255
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/16	530	598
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.270%	8/7/12 (4)	6,000	6,000
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.270%	8/7/12 (4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.270%	8/7/12 (4)	6,565	6,565
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/13	2,700	2,775
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,375
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.150%	8/7/12	26,365	26,365
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.160%	8/7/12 LOC	2,545	2,545
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.430%	9/1/12	32,500	32,500
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.375%	1/1/13	6,000	6,122
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/13 (Prere.)	8,000	8,176
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/14	2,170	2,302
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	5,000	5,497
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	2,000	2,199
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.300%	1/1/15	3,500	3,569
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	5,000	5,810
2 North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	7,055	8,161

North Carolina GAN	5.000%	3/1/13	11,740	12,066
North Carolina GO	5.500%	3/1/13	9,000	9,280
North Carolina GO	5.000%	3/1/17	5,000	5,573
1 North Carolina Infrastructure Financial Corp.
Capital Improvements COP TOB VRDO	0.140%	8/7/12	19,000	19,000
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.220%	8/7/12 LOC	26,985	26,985
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	2.000%	10/1/13	1,000	1,016
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.150%	8/7/12 LOC	2,000	2,000
1 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.230%	8/7/12	3,800	3,800
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.180%	8/7/12 LOC	19,960	19,960
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System)	4.000%	10/1/13	1,055	1,095
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/13	1,560	1,620
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/14	2,495	2,703
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/15	1,500	1,670
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/13	6,000	6,123
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13 (ETM)	4,540	4,641
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13	9,635	9,843
North Carolina Turnpike Authority Revenue	3.000%	7/1/13	1,205	1,235
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/14	3,230	3,535
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/15	1,680	1,904
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/16	1,250	1,462
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	2,060
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.190%	8/7/12	44,325	44,325
Wake County NC GO	4.000%	2/1/14	16,060	16,955
				345,915
Ohio (3.4%)
Akron OH BAN	1.125%	11/15/12	15,000	15,026
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.170%	8/7/12 LOC	5,200	5,200
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/12	5,640	5,661

Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/13	21,675	22,660
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,164
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,746
Central OH Solid Waste Authority Revenue	4.000%	12/1/16	1,700	1,934
Central OH Solid Waste Authority Revenue	4.000%	12/1/17	1,675	1,939
Columbus OH GO	5.000%	7/1/15	2,310	2,618
Columbus OH GO	5.000%	7/1/15	3,000	3,401
Columbus OH GO	5.000%	7/1/16	6,760	7,947
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.140%	8/7/12	13,730	13,730
3 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.600%	6/3/13	10,000	10,000
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	8/7/12	16,630	16,630
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.160%	8/7/12	19,170	19,170
Hocking Technical College District Ohio
(Residence Hall Facilities Project) COP VRDO	0.170%	8/7/12 LOC	10,700	10,700
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.160%	8/7/12 LOC	29,300	29,300
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	8,000	8,448
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	4.750%	8/1/12	14,000	14,000
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,619
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,132
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/14	6,085	6,660
Ohio Common Schools GO	5.000%	3/15/18	10,860	13,156
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	16,379
Ohio GO	5.000%	8/1/12	9,800	9,800
Ohio GO	5.000%	9/15/14	10,000	10,969
Ohio GO	5.000%	9/15/15	10,000	11,379
Ohio GO	5.000%	9/15/16	10,000	11,767
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.160%	8/7/12	6,275	6,275
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.170%	8/7/12 LOC	2,390	2,390
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,291
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) VRDO	0.160%	8/7/12 LOC	24,075	24,075
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/13	1,600	1,665
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,090

Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,126
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	694
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	8/1/12	1,800	1,800
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.160%	8/7/12	12,800	12,800
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/14	625	662
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/15	500	545
Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	12,315
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	0.450%	9/4/12	3,000	3,000
Ohio State University General Receipts
Revenue	5.000%	6/1/13	1,150	1,195
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.500%	8/7/12	9,880	9,880
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project)	1.750%	6/1/13	3,100	3,135
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.625%	1/2/13	4,000	4,033
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/15	2,380	2,640
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/16	2,495	2,809
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,563
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,000	1,168
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/14 (4)	2,440	2,593
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/14	3,000	3,245
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/15	1,515	1,658
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,589
Wright State University Ohio General Revenue	3.000%	5/1/13	335	340
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,225
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,380
				392,316
Oklahoma (0.4%)
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.160%	8/7/12 (13)	26,100	26,100
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/12	1,875	1,878
3 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.900%	8/1/13	6,190	6,201
1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.230%	8/7/12	7,041	7,041
				41,220

Oregon (0.4%)
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	2.000%	9/2/14	10,000	10,077
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/14	2,000	2,157
Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/13	1,285	1,318
Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/14	1,150	1,208
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/15	2,350	2,582
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/13	1,000	1,028
Oregon Facilities Authority Revenue
(PeaceHealth)	4.000%	11/1/13	500	521
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/14	1,050	1,116
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,642
Oregon GO	5.000%	5/1/16	2,000	2,334
Oregon GO	5.000%	5/1/16	3,500	4,084
Oregon GO	5.000%	11/1/16	3,000	3,560
Oregon GO	5.000%	5/1/18	1,125	1,382
Oregon GO	5.000%	5/1/18	1,500	1,843
Oregon GO	5.000%	11/1/18	3,750	4,662
Oregon Health Sciences University Revenue	4.000%	7/1/14	1,000	1,059
Oregon Health Sciences University Revenue	5.000%	7/1/16	500	574
Oregon Health Sciences University Revenue	5.000%	7/1/18	1,000	1,191
				42,338
Pennsylvania (5.5%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/15	5,780	6,443
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/13	13,000	13,458
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/13	1,000	1,029
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/14	10,500	11,306
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/14	1,000	1,050
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	9,262
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	10/15/15	750	822
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,187

3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.200%	8/1/13	10,000	10,001
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.160%	8/7/12	48,200	48,200
Delaware County PA GO	5.000%	10/1/12	1,115	1,124
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	10,000	10,104
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	8/7/12 LOC	30,200	30,200
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	8/7/12 LOC	16,000	16,000
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.160%	8/7/12	5,000	5,000
Governor Mifflin PA School District GO VRDO	0.230%	8/7/12 (4)	12,550	12,550
Lehigh County PA General Purpose Hospital
Authority Revenue (Muhlenberg College)
VRDO	0.230%	8/7/12 LOC	3,500	3,500
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/13	2,000	2,075
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/14	2,670	2,864
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.150%	8/7/12	13,700	13,700
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.150%	8/7/12	6,970	6,970
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.150%	8/7/12	9,055	9,055
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.150%	8/7/12	9,855	9,855
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,429
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,109
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,342
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,598
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 2.625%		12/3/12	11,375	11,463
Pennsylvania GO	5.000%	4/15/13	10,745	11,109
Pennsylvania GO	4.000%	7/15/13	16,995	17,609
Pennsylvania GO	5.000%	9/1/13	4,300	4,522
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,159

Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,481
Pennsylvania GO	5.000%	9/1/15 (4)	34,225	37,430
Pennsylvania GO	5.000%	6/1/17	18,565	22,315
Pennsylvania GO	5.000%	7/1/18	2,675	3,286
Pennsylvania GO	5.000%	11/15/18	2,885	3,573
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.170%	8/7/12 LOC	5,040	5,040
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,714
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	3,000	3,121
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	13,945	14,509
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	8,000	8,672
Pennsylvania State University Revenue	5.250%	8/15/12	5,980	5,992
1 Pennsylvania State University Revenue TOB
VRDO	0.650%	8/7/12	12,655	12,655
1 Pennsylvania Turnpike Commission Registration
Fee Revenue TOB VRDO	0.280%	8/7/12 (4)	9,735	9,735
3 Pennsylvania Turnpike Commission Revenue	0.770%	12/1/12	12,000	12,008
Pennsylvania Turnpike Commission Revenue	2.000%	12/1/12	3,105	3,120
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	8,095	8,691
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,632
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.300%	8/7/12 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue
VRDO	0.160%	8/7/12	27,033	27,032
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/12	3,000	3,010
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,077
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,440
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.150%	8/7/12	5,400	5,400
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,187
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,742
Pittsburgh PA GO	5.000%	9/1/12 (4)	9,475	9,509
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.180%	8/7/12 LOC	72,750	72,750
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.270%	8/7/12	6,200	6,200
Uniontown PA Area School District GO	5.500%	10/1/12 (Prere.)	9,950	10,038
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/12	8,090	8,138
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	3.500%	7/1/13	1,830	1,867

Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/14	1,380	1,433
				629,137
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	10/1/12	4,000	4,031
Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.210%	8/7/12 LOC	18,715	18,715
				22,746
South Carolina (0.8%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,777
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.170%	8/7/12	7,400	7,400
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,712
1 Greer SC Combined Utility System Revenue
TOB VRDO	0.180%	8/7/12 (13)	9,640	9,640
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,226
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	2,000
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,192
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	2,043
South Carolina GO	5.000%	4/1/16	2,275	2,646
South Carolina GO	5.000%	4/1/16	30	35
South Carolina GO	5.000%	4/1/16	6,475	7,532
South Carolina GO	5.000%	4/1/16	1,450	1,687
South Carolina GO	5.000%	4/1/16	7,260	8,446
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/13	1,000	1,022
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/14	2,000	2,120
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/15	1,000	1,093
South Carolina Jobs Economic Development
Authority Revenue (Waste Management of
South Carolina Inc. Project) PUT	2.875%	2/1/15	2,000	2,048
South Carolina Ports Authority Revenue	4.000%	7/1/13	1,000	1,032
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,573
South Carolina Public Service Authority
Revenue	5.000%	1/1/14	3,000	3,194
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.180%	8/1/12	4,300	4,300
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	14,220	15,512
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,881
				92,111
Tennessee (1.4%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/13	645	664

1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.210%	8/7/12	7,435	7,435
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,200	5,525
Memphis TN Electric System Revenue	5.000%	12/1/14	25,955	28,701
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	28,677
3 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.550%	10/1/15	36,500	36,499
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,537
Metropolitan Government of Nashville TN Airport
Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,723
Shelby County TN GO VRDO	0.150%	8/7/12	12,250	12,250
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	4.000%	9/1/12	6,135	6,153
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/13	9,600	10,050
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/14	2,500	2,716
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/13	5,965	6,080
Tennessee GO	5.000%	5/1/14	3,000	3,247
Tennessee School Bond Authority Revenue	5.000%	5/1/13	5,460	5,659
				164,916
Texas (12.0%)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/14	2,000	2,207
1 Brownsville TX Utility System Revenue TOB
VRDO	0.370%	8/7/12 (4)	6,060	6,060
1 Corpus Christi TX Utility Systems Revenue TOB
VRDO	0.250%	8/7/12 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.150%	8/7/12	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,894
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	3,001
Dallas TX GO	5.000%	2/15/14	3,900	4,179
Dallas TX GO	5.000%	2/15/15	6,295	7,016
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,569
Dallas-Fort Worth TX International Airport
Revenue	2.000%	11/1/12	5,485	5,508
Dallas-Fort Worth TX International Airport
Revenue	2.000%	11/1/12	13,835	13,893
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/12	3,500	3,532
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/13	4,000	4,223
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,000	7,241
Denton TX Independent School District GO
VRDO	0.210%	8/7/12	34,550	34,550
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,536
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,334
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,000	1,156

	Frisco TX GO	4.000%	2/15/15	1,580	1,721
	Gulf Coast TX Waste Disposal Authority
	Environmental Facilities Revenue (BP
	Products North America Project) PUT	2.300%	9/3/13	9,000	9,161
	Gulf Coast TX Waste Disposal Authority
	Environmental Facilities Revenue (BP
	Products North America Project) PUT	2.300%	9/3/13	5,000	5,097
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System)	5.250%	12/1/12	17,000	17,279
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (St. Luke's Episcopal
	Health System)	5.000%	2/15/13	4,335	4,438
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (St. Luke's Episcopal
	Health System)	5.000%	2/15/14	5,915	6,292
	Harris County TX Cultural Education Facilities
	Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/13	835	885
	Harris County TX GO	5.000%	10/1/12	3,000	3,024
	Harris County TX GO	6.000%	8/1/14 (14)	23,045	25,617
1	Harris County TX GO TOB VRDO	0.160%	8/7/12 (13)	9,600	9,600
1	Harris County TX GO TOB VRDO	0.180%	8/7/12	13,395	13,395
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (Texas Children's
	Hospital) VRDO	0.170%	8/7/12	58,600	58,600
1	Harris County TX Health Facilities Development
	Corp. Revenue (Sisters of Charity of the
	Incarnate Word) TOB VRDO	0.180%	8/1/12 (ETM)	2,485	2,485
	Harris County TX Health Facilities Development
	Corp. Revenue (St. Luke's Episcopal Hospital)
	VRDO	0.190%	8/1/12	24,300	24,300
	Harris County TX Health Facilities Development
	Corp. Revenue (St. Luke's Episcopal Hospital)
	VRDO	0.200%	8/7/12	10,000	10,000
1	Harris County TX Metropolitan Transit Authority
	Revenue TOB VRDO	0.180%	8/7/12	5,860	5,860
	Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	6,000	6,012
	Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	3,250	3,257
[2,3] Harris County TX Toll Road Revenue		0.000%	8/15/17	3,150	3,149
	Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	9,950	9,969
	Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,158
	Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,228
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/13	3,000	3,147
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/14	1,300	1,409
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/14	2,000	2,168
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/16	8,310	9,455

Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,771
Houston TX Independent School District GO
PUT	2.000%	6/1/14	11,370	11,647
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,521
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,718
Houston TX Utility System Revenue	5.250%	5/15/15 (14)	1,020	1,107
3 Houston TX Utility System Revenue PUT	0.700%	6/1/15	45,500	45,588
1 Houston TX Utility System Revenue TOB VRDO	0.150%	8/1/12 (13)	5,400	5,400
1 Houston TX Utility System Revenue TOB VRDO	0.180%	8/7/12	9,995	9,995
1 Houston TX Utility System Revenue TOB VRDO	0.190%	8/7/12	25,395	25,395
1 Houston TX Utility System Revenue TOB VRDO	0.230%	8/7/12	17,540	17,540
1 Houston TX Utility System Revenue TOB VRDO	0.150%	8/15/12 LOC	45,000	45,000
Houston TX Water & Sewer System Revenue	5.250%	12/1/12 (Prere.)	10,260	10,431
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,794
Katy TX Independent School District GO PUT	0.816%	8/15/15	25,000	25,000
Katy TX Independent School District GO PUT	1.600%	8/15/17	2,500	2,504
Lone Star College System Texas GO	5.000%	8/15/12	615	616
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,399
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/14	1,890	1,999
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/15	1,125	1,224
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/13	1,000	1,038
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,624
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,422
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System) PUT	3.050%	10/16/12	16,570	16,657
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.550%	10/1/12	13,500	13,500
Montgomery County TX (Pass-Through Toll
Revenue)	5.000%	3/1/14 (12)	1,625	1,743
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	891
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,178
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	2,002
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,400
North Texas Tollway Authority System Revenue
PUT	5.000%	1/1/13	20,000	20,378
North Texas Tollway Authority System Revenue
VRDO	0.170%	8/7/12 LOC	33,000	33,000
Northside TX Independent School District GO
PUT	1.500%	8/1/12	17,000	17,000
Northside TX Independent School District GO
PUT	1.750%	6/1/13	19,200	19,299
Northside TX Independent School District GO
PUT	0.950%	8/1/13	18,825	18,953
Northside TX Independent School District GO
PUT	1.350%	6/1/14	20,985	21,261

Northside TX Independent School District GO
PUT	1.900%	8/1/14	12,000	12,289
1 Northside TX Independent School District GO
TOB VRDO	0.160%	8/7/12	5,225	5,225
Plano TX Independent School District GO	4.000%	2/15/13	1,210	1,234
1 Port Arthur TX Independent School District GO
TOB VRDO	0.160%	8/7/12 (12)	9,125	9,125
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	515	528
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	9,410	9,648
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	8,000	8,207
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,691
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	14,135	15,872
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.160%	8/7/12	5,865	5,865
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.230%	8/7/12	14,465	14,465
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.230%	8/7/12	11,985	11,985
San Antonio TX GO PUT	1.150%	12/3/12	17,965	18,012
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare)	5.000%	11/15/14	1,600	1,759
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/12	2,745	2,750
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13	1,155	1,199
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,900
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,796
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/13	2,000	2,056
Texas GO	5.000%	10/1/12	7,000	7,057
Texas GO	5.000%	10/1/13	7,500	7,920
Texas GO	5.000%	10/1/14	8,470	9,324
Texas GO	5.000%	10/1/15	10,905	12,469
1 Texas GO TOB VRDO	0.150%	8/7/12	29,750	29,750
1 Texas GO TOB VRDO	0.150%	8/7/12	12,140	12,140
1 Texas GO TOB VRDO	0.160%	8/7/12	13,900	13,900
1 Texas GO TOB VRDO	0.230%	8/7/12	12,190	12,190
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	20,865	22,721
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	10,000	11,100
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	34,500	39,033
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16	8,000	9,212
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/17	3,205	3,672

Texas State University System Revenue	5.000%	3/15/13	1,000	1,030
Texas TRAN	2.500%	8/30/12	110,000	110,209
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	20,365	20,503
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.160%	8/7/12	11,700	11,700
1 Texas Transportation Commission Revenue
TOB VRDO	0.160%	8/7/12	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,480
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,745
Tyler TX Independent School District GO	3.750%	2/15/13	2,150	2,191
University of North Texas Revenue	5.000%	4/15/15	880	984
University of North Texas Revenue	5.000%	4/15/16	1,000	1,157
University of North Texas Revenue	5.000%	4/15/17	725	861
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,491
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	24,900	26,124
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.180%	8/7/12	4,500	4,500
University of Texas System Revenue Financing
System Revenue VRDO	0.140%	8/7/12	27,075	27,075
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.160%	8/7/12	51,730	51,730
				1,367,510
Utah (0.5%)
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/14	4,335	4,568
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/15	4,115	4,445
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,225
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,780
1 Utah Board of Regents Student Loan Revenue
TOB VRDO	0.140%	8/7/12 LOC	7,505	7,505
Utah GO	4.000%	7/1/14	10,740	11,508
Utah GO	5.000%	7/1/14	4,000	4,362
Utah GO	5.000%	7/1/18	6,000	7,416
				55,809
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,563

Virginia (1.2%)
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	14,500	15,274
Norfolk VA BAN	3.000%	1/1/14	5,000	5,012
Norfolk VA Water Revenue	5.000%	11/1/18	725	894
1 Richmond VA Public Utility Revenue TOB
VRDO	0.230%	8/7/12	7,490	7,490
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/16	1,765	2,022
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	4,082

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	3,525	3,610
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	2,010	2,058
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	11,615	14,266
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.230%	8/7/12	9,705	9,705
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/12	6,525	6,525
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/14	4,080	4,450
Virginia Public Building Authority Revenue	5.000%	8/1/12	1,100	1,100
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,264
Virginia Public School Authority Revenue	4.000%	8/1/12	6,435	6,435
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	21,876
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	13,005
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,505	3,696
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,553
				139,317
Washington (2.6%)
1 Bellevue WA GO TOB VRDO	0.300%	8/7/12	5,445	5,445
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.160%	8/7/12	8,280	8,280
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,649
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/16 (2)	11,985	13,518
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/13	5,000	5,219
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/14	6,940	7,559
King County WA GO	5.000%	1/1/18	2,000	2,420
King County WA GO	5.000%	7/1/18	7,515	9,196
1 King County WA Sewer Revenue TOB VRDO	0.150%	8/7/12	25,355	25,355
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.150%	8/7/12	8,100	8,100
Spokane County WA School District No. 81 GO	5.125%	6/1/13 (Prere.)	4,985	5,189
1 TES Properties Washington Lease Revenue
TOB VRDO	0.160%	8/7/12	10,120	10,120
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13	5,050	5,271
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	9,655
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	10,318
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,415
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,038
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	16,959

Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	39,645	48,837
Washington GO	5.000%	1/1/13	10,535	10,747
Washington GO	5.000%	1/1/13	13,605	13,879
Washington GO	5.000%	2/1/13	5,285	5,412
Washington GO	5.000%	1/1/15 (2)	4,500	4,996
Washington GO	5.000%	1/1/16	5,000	5,756
1 Washington GO TOB VRDO	0.180%	8/1/12	700	700
1 Washington GO TOB VRDO	0.160%	8/7/12	5,030	5,030
1 Washington GO TOB VRDO	0.160%	8/7/12	6,325	6,325
1 Washington GO TOB VRDO	0.160%	8/7/12	6,145	6,145
Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives)	2.000%	2/1/13	1,750	1,764
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/12	1,625	1,628
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,509
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,693
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/12	1,315	1,329
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	3.000%	10/1/14	1,000	1,048
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	4.000%	10/1/15	805	879
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,626
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	700	808
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,617
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.170%	8/7/12	27,670	27,670
				301,104
West Virginia (0.4%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,055
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/12	4,970	4,989
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,645	4,874
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,172
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/13	1,300	1,350
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/14	5,150	5,464
West Virginia University Revenue	3.000%	10/1/12	1,000	1,005
West Virginia University Revenue	5.000%	10/1/16	725	850
3 West Virginia University Revenue PUT	0.800%	10/1/14	12,500	12,502
				46,261

Wisconsin (1.1%)
Wisconsin GO	5.000%	5/1/14	6,490	7,020
Wisconsin GO	5.000%	5/1/15	10,000	11,246
Wisconsin GO	4.000%	11/1/16	6,000	6,847
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13	1,000	1,056
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,100
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.230%	8/7/12	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,547
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13	6,000	6,256
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,459
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,645
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	753
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,624
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,411
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	14,500	15,378
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College) VRDO	0.160%	8/7/12 LOC	9,965	9,965
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.180%	8/7/12 LOC	3,860	3,860
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.170%	8/7/12 LOC	7,000	7,000
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/12 (4)	1,330	1,330
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,362
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	1,500	1,566
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,968
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,844
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	751
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,426
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,174
Wisconsin Transportation Revenue	4.000%	7/1/14	2,500	2,674
Wisconsin Transportation Revenue	5.000%	7/1/14	5,000	5,444
				120,456
Total Tax-Exempt Municipal Bonds (Cost $11,386,508)				11,523,042

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
4 Vanguard Municipal Cash Management Fund
(Cost $39,692)	0.147%	39,691,622	39,692
Total Investments (101.4%) (Cost $11,426,200)			11,562,734
Other Assets and Liabilities-Net (-1.4%)			(159,704)
Net Assets (100%)			11,403,030

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $1,843,758,000, representing 16.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of july 31, 2012.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).

Short-Term Tax-Exempt Fund

(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determinethe fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,523,042	—
Temporary Cash Investments	39,692	—	—
Total	39,692	11,523,042	—

C. At July 31, 2012, the cost of investment securities for tax purposes was $11,430,107,000. Net unrealized appreciation of investment securities for tax purposes was $132,627,000, consisting of unrealized gains of $132,732,000 on securities that had risen in value since their purchase and $105,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Alabama (0.9%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,200
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,812
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	4,297
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,931
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/19	58,350	68,648
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/20	60,660	71,366
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	62,600	73,438
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	13,595	15,896
Auburn University Alabama General Fee
Revenue	4.000%	6/1/15	2,500	2,740
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	4,293
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,851
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,773
Auburn University Alabama General Fee
Revenue	5.000%	6/1/27	5,035	6,124
Auburn University Alabama General Fee
Revenue	5.000%	6/1/30	1,000	1,194
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,558
Courtland AL Development Board Pollution
Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,113
Huntsville AL GO	5.000%	3/1/26	2,540	3,087
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,167
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,744
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,268
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,096
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	10,000	10,770

Jefferson County AL Sewer Revenue (Capital
Improvement)	5.000%	8/1/12 (Prere.)	15,040	15,040
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,843
				319,249
Alaska (0.1%)
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	4,273
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	15,975	15,927
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	1,000	1,128
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	12,755	14,386
				35,714
Arizona (2.5%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/20 (2)	2,430	2,764
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,787
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/21 (2)	4,310	4,902
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/27	1,135	1,353
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,925
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,181
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,516
Arizona COP	5.000%	9/1/25 (4)	10,000	11,088
Arizona COP	5.000%	9/1/27 (4)	5,000	5,493
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	11,093
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	8,272
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.180%	8/7/12 LOC	42,290	42,290
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	21,323
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,480
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,370
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	16,066
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	38,705
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	27,626
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	30,191
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	24,353
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	15,188
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,720
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,398
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,708
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,848
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,682

Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	13,393
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,933
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	12,183
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,579
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,705
Arizona Transportation Board Highway Revenue	5.000%	7/1/17	9,460	10,644
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	10,035	11,505
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	8,180	8,824
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	2,000	2,152
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,894
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,770
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	4,440
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,778
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/30	5,000	6,176
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,812
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,306
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,734
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,711
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,947
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,262
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,168
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,184
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,454
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,251
Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.170%	8/7/12 LOC	9,900	9,900
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/23 (14)	4,235	4,889
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	7,415
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	11,637
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,836
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,349

Maricopa County AZ Unified School District GO	5.000%	7/1/21	11,915	14,898
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,668
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	6,192
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	12,243
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,709
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/14	5,110	5,511
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,709
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,535
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/25	5,000	5,642
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,644
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	10,958
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	15,146
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,509
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,621
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	6,090
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22 (14)	5,420	6,077
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,720
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	3,044
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	4,200	4,699
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/28	4,890	5,886
Phoenix AZ GO	5.000%	7/1/20	5,150	6,016
1 Phoenix AZ GO TOB VRDO	0.140%	8/7/12	17,085	17,085
1 Salt River AZ Project Agricultural Improvement
and Power District Electric System Revenue
TOB VRDO	0.180%	8/1/12	20,085	20,085
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,167
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	5,184
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,729
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,225
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,515
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21	3,500	3,784
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22	3,790	4,091
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23	8,335	9,009
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	4,485	4,850
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25	18,880	20,405
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26	2,645	2,856

Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	8,050
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,555
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,710
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	15,808
Tucson AZ GO	7.375%	7/1/13	3,750	3,981
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,139
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,124
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/29	1,500	1,736
				911,758
Arkansas (0.2%)
Pulaski County AR Health Facilities Board
Revenue (St. Vincent Infirmary - Catholic
Health Initiatives) VRDO	0.170%	8/7/12	25,700	25,700
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,559
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,646
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/24	4,330	5,562
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,215
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,545
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,305
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,768
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	2,045
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	3,055	3,833
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	4,000
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	4,146
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	3,134
				61,458
California (11.3%)
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	6,009
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	6,309
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	1,245	1,249
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	4,500	4,669
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	17,343
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/21	7,000	8,146

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/21	20,195	23,141
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	26,400	30,047
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.230%	8/7/12	9,325	9,325
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	2,729
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	4,142
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,815
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	9,060
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	12,000	14,656
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	44,535	55,043
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	25,053
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	30,000	37,275
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,657
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,000	12,316
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	22,616
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/13	3,000	3,094
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	2,000	2,201
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	3,070	3,292
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	2,695	3,182
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	5,000	5,739
2 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	5,000	5,879
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	28,925	31,521
California Economic Recovery Bonds GO	5.000%	7/1/15	41,775	45,264
California Economic Recovery Bonds GO	5.000%	7/1/20	29,500	35,945
California Economic Recovery Bonds GO	5.250%	7/1/21	50,000	60,988
California Educational Facilities Authority
Revenue (St. Mary's College of California)
VRDO	0.230%	8/7/12 LOC	17,000	17,000
California GO	5.250%	8/1/13 (Prere.)	19,415	20,393
California GO	5.250%	10/1/13 (14)	5,615	5,933
California GO	5.250%	2/1/14	585	614
California GO	5.000%	6/1/14 (Prere.)	8,580	9,283
California GO	5.000%	8/1/14	6,355	6,921

California GO	5.250%	11/1/14	10,000	10,607
California GO	5.000%	3/1/15	6,000	6,659
California GO	5.250%	11/1/15	10,225	10,839
California GO	6.000%	2/1/16	1,500	1,768
California GO	5.000%	4/1/16	10,000	11,485
California GO	5.000%	9/1/16	8,000	9,306
California GO	5.000%	3/1/17	3,000	3,528
California GO	5.000%	4/1/17	9,500	11,193
California GO	5.000%	4/1/17	13,050	15,376
3 California GO	0.900%	5/1/17	3,500	3,506
California GO	5.000%	10/1/17	20,000	23,813
California GO	5.500%	4/1/18	45,035	55,054
California GO	6.000%	4/1/18	11,480	14,374
California GO	5.000%	9/1/18	33,800	38,903
California GO	5.000%	12/1/18	85	91
California GO	5.500%	4/1/19	5,000	6,181
California GO	5.000%	10/1/19	10,000	12,130
California GO	5.000%	4/1/20	18,000	21,360
California GO	5.000%	8/1/20	18,970	21,808
California GO	5.000%	11/1/20 (14)	5,000	5,871
California GO	5.250%	11/1/20	9,000	9,509
California GO	5.000%	2/1/21	13,000	13,661
California GO	5.000%	12/1/21	16,365	19,134
California GO	5.000%	3/1/22	6,375	7,116
California GO	5.000%	3/1/22 (2)	9,225	10,160
California GO	5.250%	9/1/22	35,000	43,790
California GO	5.250%	10/1/22	15,000	17,761
California GO	5.000%	3/1/23	29,000	32,217
California GO	5.000%	3/1/23	36,120	39,711
California GO	5.125%	11/1/23	7,000	7,359
California GO	5.000%	3/1/24	30,115	33,348
California GO	5.500%	8/1/26	23,665	27,692
California GO	5.250%	10/1/27	26,440	31,199
California GO	5.750%	4/1/29	2,395	2,831
California GO	5.000%	10/1/29	27,000	30,347
California GO	5.250%	3/1/30	29,500	33,864
California GO	5.750%	4/1/31	79,190	93,515
California GO	5.000%	6/1/31	3,000	3,213
California GO	6.500%	4/1/33	54,500	68,074
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/13	2,000	2,049
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,336
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.125%	7/1/22	10,715	11,661
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,624
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,361
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	16,062
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,891
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,464
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,595

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,748
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,518
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,489
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,191
1 California Health Facilities Financing Authority
Revenue (Dignity Health) TOB VRDO	0.220%	8/7/12 LOC	13,000	13,000
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	4,000	4,050
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,063
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,585
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,805
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,268
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,744
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	30,809
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,520
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,450
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,830
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	6,111
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,310
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	12,080
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.160%	8/7/12	5,400	5,400
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	9,000	9,606
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.650%	4/1/14	25,800	25,800
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,733
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,253
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,740

California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,700	1,844
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,000	5,371
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,593
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,395
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,943
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,100	3,237
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,923
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,366
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	18,175	21,031
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	8,130
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,739
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	14,511
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	8,874
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	11,812
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/14	8,370	8,979
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15	9,980	11,096
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/16	8,750	9,756
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/17	4,985	5,500
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/18	5,700	6,289
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/19	11,820	13,040
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/20	10,000	11,032
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/21	15,230	16,802
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/22	15,235	16,808
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/23	8,765	9,753
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/24	9,650	10,562
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/25	7,500	8,209
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/28	8,145	9,484

California Public Works Board Lease Revenue
(Secretary of State & State Archives Building
Complex)	5.375%	12/1/12	7,895	7,925
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,204
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	16,714
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/29	10,000	11,538
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	4,696
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	10,563
California State University Revenue Systemwide	5.000%	11/1/26	14,775	16,952
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,938
California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,849
California State University Revenue Systemwide	5.250%	11/1/29	7,790	9,280
California State University Revenue Systemwide	5.250%	11/1/30	7,960	9,397
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,711
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	8,520	9,704
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	41,944
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,728
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.140%	8/7/12	2,100	2,100
1 California Statewide Communities Development
Authority Revenue (Lucile Salter Packer) TOB
VRDO	0.160%	8/7/12	5,000	5,000
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	135,500	141,018
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.160%	8/7/12 LOC	8,550	8,550
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.170%	8/7/12	8,476	8,476
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.230%	8/7/12	20,000	20,000
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	481
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	4,123
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,663
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	797
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,887
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	410
1 Desert CA Community College District GO TOB
VRDO	0.170%	8/7/12	5,000	5,000
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,243
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,000	1,183
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,172
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,164
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,870
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,418
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,277

El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	3,099
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,765
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,301
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	3,858
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	3,866
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	623
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	2,035
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	3,517
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	3,180
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	1,692
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	947
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,072
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,461
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,247
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.125%	1/15/19 (14)	5,200	5,208
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/28 (14)	15,000	15,570
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	6,365	6,682
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,600
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,436
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,868
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,500	2,321
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	57,850	60,612
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	79,735	84,074
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/14	9,000	9,547
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/15	6,505	7,074
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/16	12,545	13,892
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/21 (2)	15,000	15,019
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	79,085	67,603
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,470
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,850
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,359
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,108
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	749
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,496
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,238
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,540
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,728

Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,771
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,055
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,321
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,641
Long Beach CA Unified School District GO	5.000%	8/1/28	4,495	5,344
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	8,386
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,878
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	3,115	3,556
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,730
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	3,250	3,644
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	3,250	3,626
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	3,960	4,400
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	15,088
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,886
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.150%	8/1/12	15,360	15,360
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	8,012
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,650
Los Angeles CA TRAN	2.000%	2/28/13	43,000	43,452
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	8,047
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,502
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	14,275
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,635	4,460
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,658
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	11,646
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	26,030
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	35,228
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	27,318
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	7,440
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,684
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	6,046
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	11,092
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	8,461
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,712
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,539
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,317
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,480
Los Angeles CA Wastewater System Revenue
VRDO	0.150%	8/7/12 LOC	9,185	9,185
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	12,059
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	6,184
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.150%	8/1/12	2,000	2,000
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,942

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,826
Los Angeles County CA TRAN	2.000%	6/28/13	10,000	10,166
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	7,871
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	9,395	11,588
Metropolitan Water District of Southern
California Revenue VRDO	0.120%	8/7/12	2,985	2,985
1 Metropolitan Water District of Southern
California Water Revenue TOB VRDO	0.180%	8/1/12	11,915	11,915
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,456
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,363
Mount Diablo CA Unified School District GO	5.000%	8/1/32	10,410	11,888
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,115
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,286
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/25	1,675	2,021
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/26	1,800	2,152
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	15,019
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,185
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,382
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,596
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,331
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,795
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,156
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,575	10,581
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	9,781
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	11,232
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	10,247
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	5,820
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,296
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,843
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,858
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,195
Riverside CA Electric Revenue VRDO	0.170%	8/7/12 LOC	46,775	46,775
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.170%	8/7/12	9,210	9,210
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	3,803
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,705	5,062
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,195
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,947
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,661
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,246
Sacramento County CA GO	5.000%	2/1/15	9,190	9,899
Sacramento County CA GO	5.000%	2/1/17	4,650	5,179
Sacramento County CA GO	5.250%	2/1/18	6,140	6,912
Sacramento County CA GO	5.250%	2/1/19	4,940	5,575
Sacramento County CA GO	5.500%	2/1/20	4,700	5,407
Saddleback Valley CA Unified School District
GO	5.000%	8/1/23 (4)	5,460	5,904

San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,762
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	10,042
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,458
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,726
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,653
San Diego CA Community College District GO	5.000%	8/1/27	8,350	10,053
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,843
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,540
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,118
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	21,312
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,900
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/13	8,000	8,300
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	12,248
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,329
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	13,177
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	22,899
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	7,677
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,837
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.170%	8/7/12	6,300	6,300
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	15,000	18,019
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	6,022
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,858
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,660
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	3,000	3,568
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	4,013
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	4,600	5,445
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	5,730	6,649
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	6,270	7,239
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	3,400	3,977
San Francisco CA City & County International
Airport Revenue VRDO	0.150%	8/7/12 LOC	5,500	5,500
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/21 (ETM)	6,000	5,117
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	7,984
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.160%	8/7/12 (13)	4,600	4,600
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,443

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,296
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	30,320
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,438
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,200
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	27,736
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.270%	8/7/12	5,000	5,000
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	1,097
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,265
San Ramon Valley CA Unified School District
GO	5.000%	8/1/14 (Prere.)	12,800	13,924
1 San Ramon Valley CA Unified School District
GO TOB VRDO	0.230%	8/7/12	4,925	4,925
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	16,548
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	6,235
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	3,577
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	3,677
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	6,102
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	5,537
Southern California Public Power Authority
Revenue	5.000%	7/1/17	3,000	3,604
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	12,277
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,730
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,653
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,894
1 Sweetwater CA Unified School District GO TOB
VRDO	0.170%	8/7/12 (13)	2,845	2,845
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/30	4,735	5,155
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,607
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	15,560
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,806
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,515
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,405
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,633
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,807
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,484
University of California Revenue	5.000%	5/15/21	10,625	11,943
University of California Revenue	5.500%	5/15/24	14,675	17,988

University of California Revenue	5.000%	5/15/26	12,915	15,432
University of California Revenue	5.000%	5/15/27	5,000	5,944
University of California Revenue	5.000%	5/15/30	2,830	3,305
1 University of California Revenue TOB VRDO	0.230%	8/7/12	9,520	9,520
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	4,121
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	5,027
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	4,638
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	4,666
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	4,418
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,165
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	2,046
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	2,041
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,837
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,799
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,191
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,971
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,508
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,395
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,574
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,411
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	4,569
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	957
				4,106,524
Colorado (1.3%)
Aurora CO COP	5.000%	12/1/19	1,050	1,276
Aurora CO COP	5.000%	12/1/20	2,000	2,409
Aurora CO COP	5.000%	12/1/21	3,505	4,174
Aurora CO COP	5.000%	12/1/22	4,730	5,562
Aurora CO COP	5.000%	12/1/23	4,465	5,214
Aurora CO COP	5.000%	12/1/24	4,215	4,887
Aurora CO COP	5.000%	12/1/25	5,475	6,301
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,179
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,311
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,454
Broomfield CO City & County COP	5.000%	12/1/27	3,115	3,609
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,576
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,710
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	6,192
Colorado Department of Transportation
Revenue	5.500%	6/15/13 (14)	14,500	15,166
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,825	43,447

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,827
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	57,351
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	14,000	16,245
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical
Center of the Rockies)	5.000%	3/1/25	4,900	5,080
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	7,154
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	15,363
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	23,874
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.120%	8/7/12	7,350	7,350
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.170%	8/7/12	28,600	28,600
Denver CO City & County (Medical Facilities)
GO	5.000%	8/1/14	7,065	7,396
Denver CO City & County Airport Revenue	5.000%	11/15/16 (14)	5,000	5,886
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,942
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,702
Denver CO City & County School District No. 1
GO	5.000%	12/1/25	1,000	1,231
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	20,994
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,742
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	7,077
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	11,628
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	18,824
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	5,000	3,227
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	11,440
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,633
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,000	2,178
Moffat County CO Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.150%	8/7/12 LOC	5,900	5,900
1 Regional Transportation District of Colorado
Sales Tax Revenue TOB VRDO	0.150%	8/7/12	5,105	5,105
University of Colorado Enterprise System
Revenue	5.000%	6/1/15 (Prere.)	6,515	7,355
University of Colorado Enterprise System
Revenue	5.000%	6/1/20 (14)	5,785	6,806

University of Colorado Enterprise System
Revenue	5.000%	6/1/21 (14)	90	100
University of Colorado Enterprise System
Revenue	5.500%	6/1/24	2,000	2,507
University of Colorado Enterprise System
Revenue	5.500%	6/1/26	2,750	3,425
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	11,435
University of Colorado Hospital Authority
Revenue VRDO	0.170%	8/7/12 LOC	30,000	30,000
				479,844
Connecticut (1.2%)
Connecticut Development Authority Pollution
Control Revenue (Connecticut Light & Power
Co. Project)	4.375%	9/1/28	5,000	5,419
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,119
Connecticut GO	5.000%	4/15/13	9,745	10,074
Connecticut GO	5.000%	11/1/13	10,000	10,589
Connecticut GO	5.500%	12/15/13	1,705	1,826
Connecticut GO	5.000%	4/15/14	13,690	14,759
Connecticut GO	5.500%	12/15/14	7,700	8,611
Connecticut GO	5.000%	4/15/15	16,155	18,106
Connecticut GO	5.000%	4/15/15	2,325	2,606
Connecticut GO	5.000%	5/1/15	1,865	2,094
3 Connecticut GO	0.650%	5/15/15	5,000	5,000
Connecticut GO	5.000%	11/1/15	5,000	5,719
Connecticut GO	5.000%	12/1/15 (14)	6,700	7,246
Connecticut GO	5.000%	12/15/15	14,345	16,481
Connecticut GO	5.000%	4/15/16	13,725	15,935
3 Connecticut GO	0.800%	5/15/16	5,000	5,000
3 Connecticut GO	0.800%	5/15/16	8,400	8,470
3 Connecticut GO	0.920%	5/15/17	5,000	5,000
Connecticut GO	5.000%	11/1/17	7,750	9,400
3 Connecticut GO	1.070%	5/15/18	14,000	14,000
Connecticut GO	5.000%	6/1/18	15,000	18,274
Connecticut GO	5.000%	12/15/18	11,000	12,922
Connecticut GO	5.000%	6/1/19	22,100	27,288
3 Connecticut GO	1.400%	4/15/20	17,000	17,103
Connecticut GO	5.000%	11/1/20	4,970	6,251
Connecticut GO	5.000%	11/1/21	5,000	6,336
Connecticut GO	5.000%	11/1/23	10,000	12,440
Connecticut GO	5.000%	11/1/26	9,250	11,281
Connecticut GO	5.000%	11/1/28	8,935	10,802
Connecticut GO	5.000%	4/15/32	4,000	4,781
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/12 (4)	6,275	6,351
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,421
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,053
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	10,097
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.130%	8/7/12	7,300	7,300

Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	6,600	6,669
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/12	4,685	4,741
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/13	2,970	3,145
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	12,000	12,837
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/14	7,315	8,067
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	8,595
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	14,244
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	12,803
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	14,798
				429,053
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,780
Delaware GO	5.000%	10/1/16	19,895	23,582
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/13	3,875	4,045
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	11,586
University of Delaware Revenue	5.000%	11/1/18	1,000	1,240
University of Delaware Revenue	5.000%	11/1/22	1,000	1,222
				45,455
District of Columbia (0.7%)
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,864
District of Columbia GO	5.000%	6/1/13 (Prere.)	10,880	11,314
District of Columbia GO	0.000%	6/1/14 (14)	16,650	16,273
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,296
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,830
District of Columbia GO	5.000%	6/1/21 (4)	10,380	12,125
District of Columbia Hospital Revenue
(Medlantic Healthcare Group Inc.)	6.000%	8/15/12 (ETM)	2,995	3,002
1 District of Columbia Income Tax Revenue TOB
VRDO	0.230%	8/7/12	7,855	7,855
District of Columbia Revenue (American
University) VRDO	0.170%	8/1/12 LOC	3,800	3,800
District of Columbia Revenue (American
University) VRDO	0.170%	8/7/12 LOC	21,100	21,100
District of Columbia Revenue (George
Washington University) VRDO	0.220%	8/7/12 LOC	54,785	54,785
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	6,222
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,392
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	7,244
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,759
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	26,698

District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.160%	8/7/12	14,000	14,000
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	11,442
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	6,099
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,928
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	7,695	9,124
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.180%	8/7/12	8,330	8,330
				269,482
Florida (6.8%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	5,147
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,382
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,613
Broward County FL GO	5.000%	1/1/20	9,185	11,412
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,166
Broward County FL School Board COP	5.250%	7/1/13 (Prere.)	4,155	4,345
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	14,487
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/22	10,650	13,568
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/23	2,000	2,350
1 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.180%	8/7/12 LOC	3,800	3,800
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/14 (14)	35,000	37,242
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,655
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	70,000	76,745
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	17,928
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	11,205
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	23,000	26,341
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/16	50,000	56,024
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,993
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,286
Clay County FL Sales Surtax Revenue	5.000%	10/1/12 (12)	6,690	6,736
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,207
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	8,934
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	5,110
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	10,240	10,773
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	6,000	6,312
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	12,171
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,849
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,474

Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	14,207
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	13,089
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,795
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	12,654
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	13,141
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,702
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	15,151
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	16,450
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,813
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	17,832
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,395	8,729
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,720	3,868
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,815	3,967
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	5,045	5,256
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	3,845	4,007
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,040	5,286
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	3,910	4,243
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,005	4,346
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,105	4,630
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	7,295	7,647
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	6,248
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,205	4,743
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,598
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/20	26,350	29,346
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,887
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	4,120
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	6,052
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,558
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	5,635	6,962
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	9,749
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/27	2,600	3,049
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/30	15,000	17,903
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,920

Florida Department of Environmental Protection
& Preservation Revenue	5.500%	7/1/13 (4)	11,920	12,490
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	9,708
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	7,011
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	11,434
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	10,344
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,045	11,236
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,000	11,185
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,905
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	10,835
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,543
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	12,431
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	11,243
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	11,252
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,979
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	6,124
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	12,293
Florida Department of General Services Division
Facilities Management Revenue (Florida
Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,201
Florida Department of Transportation GO	5.000%	7/1/13 (Prere.)	10,000	10,525
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,795
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,365
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,090
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	38,000	39,637
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	14,000	15,152
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	50,000	57,062
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.130%	8/7/12 LOC	1,585	1,585
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	12,285
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	13,927
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,537
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/18	3,630	4,348
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/19	3,535	4,284

Florida Municipal Power Agency Revenue
(Stanton Project)	5.500%	10/1/13 (4)	3,905	3,937
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,496
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,673
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,324
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,683
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	10,000	10,521
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,601
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,651
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	3,064
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,475
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,714
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,432
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	7,908
Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,953
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.230%	8/7/12	12,000	12,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	939
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	143
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	218
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	298
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	166
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,558
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,585
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,878
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,390
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,607
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,088
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	875	952

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,305
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,557
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,571
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,084
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	135	146
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,386
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,078
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	740	799
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	500	538
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,409
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,710
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,808
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,244
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	4,063
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,486
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,366
Hillsborough County FL School Board (Master
Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,719
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	12,000	14,113
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	16,360
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	10,000	11,620
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	19,088
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,968
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	4,987
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,527
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	3,029

Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,538
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,402
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.170%	8/7/12	10,700	10,700
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.170%	8/7/12	9,275	9,275
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/17	6,000	7,201
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19 (14)	5,000	5,535
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (14)	5,000	5,535
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	7,253
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	17,495	20,423
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.170%	8/7/12	36,940	36,940
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,226
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,217
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,489
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,770
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,610
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,781
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,603
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/18 (4)	3,000	3,637
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,272
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,516
Lakeland FL Electric & Water Revenue	6.050%	10/1/12 (4)	10,000	10,095
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,169
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.160%	8/7/12 LOC	1,280	1,280
Manatee County FL School District Sales Tax
Revenue	5.000%	10/1/13 (2)	5,140	5,400
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,033
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,714
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	3,062
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,934
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	7,445
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,433
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	8,125
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	6,173
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.160%	8/7/12 (4)	5,620	5,620
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	14,814

Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	11,746
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,302
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,816
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) VRDO	0.170%	8/7/12 LOC	17,850	17,850
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	8,525
Miami-Dade County FL School Board COP	5.000%	2/1/13 (ETM)	5,175	5,297
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,432
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,618
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,860
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,445
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	6,039
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,610
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,902
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	29,118
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,727
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	31,789
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	16,264
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,431
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,768
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,563
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	11,041
2 Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,704
2 Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,407
2 Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	9,252
2 Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	5,250	6,052
2 Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,889
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	25,205
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,237
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,495
North Broward FL Hospital District Revenue
VRDO	0.150%	8/7/12 LOC	32,045	32,045
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,277
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/29	11,000	12,316
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,923
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,375
Orange County FL School Board COP	4.500%	8/1/26	8,400	9,098
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,537
Orange County FL School Board COP VRDO	0.190%	8/7/12 LOC	23,310	23,310
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,917
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	21,781
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	17,310

Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	18,577
Orange County FL Tourist Development
Revenue	5.000%	10/1/27 (2)	12,630	13,959
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/13 (2)	5,000	5,208
Orlando & Orange County FL Expressway
Authority Revenue	5.250%	7/1/14 (2)	4,000	4,181
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	8,976
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,990
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.160%	8/7/12 LOC	26,000	26,000
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/21	5,000	6,395
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	4,198
2 Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	5,120
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	9,500	10,056
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	4,500	4,977
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,182
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,812
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,896
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	7,165
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	7,273
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	15,000	17,260
1 Palm Beach County FL Solid Waste Authority
Revenue TOB VRDO	0.150%	8/7/12	6,400	6,400
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,684
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	7,500	8,505
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,572
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,404
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,238
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,784
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,272
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,634
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,795
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,236
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	10,268
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,496
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,453
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,549
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	9,014
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.250%	8/7/12	10,000	10,000

St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,660
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,883
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,325
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.170%	8/7/12 LOC	11,950	11,950
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,618
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,361
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.250%	12/1/20	10,000	10,141
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	14,018
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/19	3,580	4,296
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/21	18,420	21,795
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/22	13,395	15,654
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	14,686	16,369
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,309
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/18 (2)	2,675	2,986
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/19 (2)	9,450	10,547
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/21 (2)	11,355	12,645
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/22 (2)	13,470	14,960
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/23 (2)	5,000	5,532
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/24 (2)	15,100	16,669
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/25 (2)	5,000	5,503
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,837
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,723
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,261
				2,479,288
Georgia (3.0%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,823
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,921
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,212
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,395
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,721
Atlanta GA Airport Revenue	5.000%	1/1/23	2,000	2,427
Atlanta GA Airport Revenue	5.000%	1/1/24	2,865	3,441
Atlanta GA Airport Revenue	5.000%	1/1/24	1,620	1,946

Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,946
Atlanta GA Airport Revenue	5.000%	1/1/25	1,900	2,261
Atlanta GA Airport Revenue	5.000%	1/1/25	1,210	1,440
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,887
Atlanta GA Airport Revenue	5.000%	1/1/26	1,400	1,651
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,626
Atlanta GA Airport Revenue	5.000%	1/1/27	3,430	4,014
Atlanta GA Airport Revenue	5.000%	1/1/28	2,040	2,373
Atlanta GA Airport Revenue	5.000%	1/1/28	5,970	6,943
Atlanta GA Airport Revenue	5.000%	1/1/29	2,140	2,475
Atlanta GA Airport Revenue	5.000%	1/1/29	6,275	7,259
Atlanta GA Airport Revenue	5.000%	1/1/30	6,410	7,193
Atlanta GA Airport Revenue	5.000%	1/1/30	2,250	2,589
Atlanta GA Airport Revenue	5.000%	1/1/30	6,600	7,594
Atlanta GA Airport Revenue	5.000%	1/1/31	2,270	2,604
Atlanta GA Airport Revenue	5.000%	1/1/31	6,935	7,955
Atlanta GA Airport Revenue	5.000%	1/1/32	2,040	2,324
Atlanta GA Airport Revenue	5.000%	1/1/32	3,980	4,534
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	6,149
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	4,037
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	8,324
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,596
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,772
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,280
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,914
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,754
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	20,497
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,502
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,631
Carroll County GA School District GO	4.000%	4/1/14	1,400	1,480
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,415
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,473
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,214
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,468
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19	1,910	2,232
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,474
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,660
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,754
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,850
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/25	1,250	1,527
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,635
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,688
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	13,185
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	7,049
Georgia GO	5.000%	10/1/13	20,095	21,215
Georgia GO	5.000%	7/1/14	16,550	18,039
Georgia GO	5.000%	7/1/14	7,290	7,946

Georgia GO	5.000%	7/1/14	7,800	8,502
Georgia GO	5.500%	7/1/14	10,750	11,820
Georgia GO	5.000%	10/1/14	18,385	20,241
Georgia GO	5.000%	7/1/15	28,875	32,732
Georgia GO	5.000%	7/1/15	15,000	17,003
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,071
Georgia GO	5.000%	10/1/15	16,495	18,872
Georgia GO	5.000%	12/1/15	10,000	11,510
Georgia GO	5.000%	7/1/16	30,320	35,644
Georgia GO	5.000%	7/1/16	5,300	5,991
Georgia GO	5.000%	7/1/16	2,705	3,180
Georgia GO	5.000%	7/1/16	18,290	21,502
Georgia GO	5.000%	7/1/16	8,625	10,139
Georgia GO	5.000%	5/1/17	1,000	1,204
Georgia GO	5.000%	11/1/17	5,590	6,828
Georgia GO	5.000%	7/1/18	4,800	5,927
Georgia GO	5.000%	7/1/19	10,050	12,631
Georgia GO	5.000%	7/1/19	16,515	20,756
Georgia GO	5.000%	7/1/20	14,920	18,989
Georgia GO	5.000%	9/1/20	10,000	12,760
Georgia GO	5.000%	11/1/20	9,240	11,819
Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	9,420	10,677
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	29,708
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,250
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	18,148
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	23,946
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	30,426
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	19,303
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	3,122
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/15	7,915	8,995
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,652
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,423
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,380	6,976
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,035	2,301
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	27,258
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	5,000	5,299
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	42,036
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	9,490	10,046
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19	3,930	4,829
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,202
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) VRDO	0.170%	8/7/12 LOC	12,000	12,000
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,665
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	4,156

Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,234
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,614
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,806
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	35,000	42,284
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	17,302
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,701
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	3,982
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	63,021
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	7,529
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/18	5,000	5,904
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	9,201
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,860
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,538
South Fulton GA Municipal Regional Water &
Sewer Authority Water Revenue VRDO	0.230%	8/7/12 LOC	10,715	10,715
				1,084,544
Hawaii (0.5%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	19,328
Hawaii GO	5.375%	8/1/12 (14)	10,480	10,480
Hawaii GO	5.000%	10/1/14 (Prere.)	7,000	7,696
Hawaii GO	5.000%	10/1/14 (Prere.)	5,000	5,497
Hawaii GO	5.000%	6/1/16	4,295	5,017
Hawaii GO	5.000%	11/1/16	8,275	9,794
Hawaii GO	5.000%	7/1/17 (2)	45,035	50,741
Hawaii GO	5.000%	12/1/18	9,250	11,414
Hawaii GO	5.000%	12/1/20	4,480	5,657
Hawaii GO	5.000%	12/1/22	10,000	12,549
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,261
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,832
Hawaii GO	5.000%	12/1/31	10,000	11,931
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,603
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,514
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,168
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,595
Honolulu HI City & County GO	5.000%	8/1/28	5,000	6,042
Honolulu HI City & County Wastewater System
Revenue	4.500%	7/1/27	3,075	3,514
				184,633
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,392
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,186
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	12,050	14,399
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,295
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	6,029
				29,301
Illinois (6.2%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,508

Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/13 (14)	29,170	29,057
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/19 (14)	5,610	4,589
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	1,985	2,311
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,860
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,921
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,960
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	7,088
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,995
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	6,258
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,000	22,899
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,719
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,729
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	13,947
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	5,180	2,162
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,665
Chicago IL GO	5.500%	1/1/17 (4)	18,430	21,552
Chicago IL GO	5.000%	1/1/18	1,525	1,773
Chicago IL GO	5.000%	1/1/18 (4)	17,530	19,007
Chicago IL GO	5.000%	1/1/19	3,825	4,510
Chicago IL GO	5.000%	1/1/21 (4)	18,155	20,091
Chicago IL GO	5.000%	1/1/21	5,490	6,172
Chicago IL GO	5.000%	12/1/21	5,730	6,806
Chicago IL GO	0.000%	1/1/22	4,750	3,391
Chicago IL GO	0.000%	1/1/23	4,900	3,304
Chicago IL GO	5.000%	1/1/23	10,585	12,227
Chicago IL GO	5.000%	12/1/23	7,000	8,179
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,986
Chicago IL GO	0.000%	1/1/27	7,000	3,823
Chicago IL GO	5.000%	1/1/27 (14)	8,200	9,023
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,475
1 Chicago IL GO TOB VRDO	0.200%	8/7/12	5,400	5,400
Chicago IL GO VRDO	0.170%	8/1/12	2,360	2,360
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	41,824
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,127
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,747
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,998
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,642
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,200	4,924
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	10,317
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	26,010
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	20,578
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	17,091
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	20,293
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	15,911
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	11,790
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,565
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,922
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	3,142
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/13	4,000	4,136
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/14	4,200	4,496
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/15	6,060	6,698

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,927
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,458
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,792
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,643
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,520
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,574
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	12,186
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	9,095
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	34,173
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	14,346
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	32,896
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	12,062
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	11,694
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	7,294
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,228
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	21,031
Chicago IL Water Revenue	5.000%	11/1/23	1,670	2,058
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,832
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,419
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,397
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,906
Chicago IL Water Revenue	5.000%	11/1/30	3,590	4,201
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,500
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,480
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,320
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,209
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,176
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,907
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,603
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	3,028
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,714
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,587
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,835
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,702
Cook County IL GO	5.000%	11/15/18	8,000	9,600
Cook County IL GO	5.000%	11/15/20	7,500	8,859
Cook County IL GO	5.000%	11/15/21	5,410	6,304
Cook County IL GO	5.250%	11/15/28	35,500	41,649
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,293
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,429
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,435

Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,761
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,206
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,587
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,569
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.160%	8/7/12 LOC	5,000	5,000
1 Illinois Educational Facilities Authority Revenue
(Northwestern University) TOB VRDO	0.160%	8/7/12	6,200	6,200
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	10,000	10,429
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,910
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,787
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,351
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,630
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	11,558
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/23	3,000	3,653
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	4.375%	7/1/14	7,500	7,959
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	11,142
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.300%	8/7/12 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.300%	8/7/12 (12)	15,000	15,000
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,725	21,006
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	16,680
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.160%	8/7/12 LOC	12,000	12,000
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	23,850
Illinois Finance Authority Revenue (Elmhurst
Memorial Healthcare) VRDO	0.170%	8/1/12 LOC	6,200	6,200
Illinois Finance Authority Revenue (ITT
Research Institute) VRDO	0.150%	8/7/12 LOC	5,600	5,600
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.250%	8/15/36	6,500	6,993
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	10,415
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	4,240
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,743
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,819

Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,901
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,984
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	2,076
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,163
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,735
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.160%	8/7/12 LOC	28,700	28,700
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,365
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,554
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.180%	8/1/12	7,665	7,665
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,078
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	34,070	38,193
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/23 (14)	5,000	5,464
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/28 (14)	3,000	3,374
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	11/1/29	7,000	8,628
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,462
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,839
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/18	3,555	4,195
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	13,782
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,793
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	11,635
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/17	1,415	1,708
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,518
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,977
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	6,430
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,672
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	4,275
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/27	4,140	5,029
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	5,328

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	5,112
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	6,281
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	6,303
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,244
Illinois GO	5.500%	8/1/12 (Prere.)	6,000	6,000
Illinois GO	5.500%	8/1/12 (Prere.)	7,500	7,500
Illinois GO	5.250%	10/1/12 (ETM)	5,990	6,040
Illinois GO	5.250%	10/1/12	8,010	8,076
Illinois GO	5.000%	6/1/13 (Prere.)	780	810
Illinois GO	5.500%	8/1/13 (14)	14,005	14,692
Illinois GO	5.250%	10/1/13 (Prere.)	29,600	31,280
Illinois GO	5.250%	10/1/14	10,400	10,947
Illinois GO	5.000%	1/1/15	6,050	6,593
Illinois GO	5.000%	1/1/16	7,500	8,382
Illinois GO	5.000%	1/1/16	2,010	2,246
Illinois GO	5.000%	8/1/16	40,000	45,327
Illinois GO	5.000%	1/1/17	22,985	26,094
Illinois GO	5.000%	3/1/17	1,550	1,764
Illinois GO	5.000%	8/1/17	8,760	10,016
Illinois GO	5.000%	1/1/19	15,475	17,647
Illinois GO	5.000%	1/1/20 (4)	8,635	9,899
Illinois GO	5.000%	8/1/20	23,000	26,324
Illinois GO	5.000%	1/1/21 (4)	21,470	24,321
Illinois GO	5.250%	1/1/21	7,425	8,605
Illinois GO	5.000%	8/1/21	25,000	28,665
Illinois GO	5.000%	1/1/22	2,740	3,063
Illinois GO	5.000%	8/1/22	12,500	14,379
Illinois GO	5.000%	8/1/23	17,000	19,514
Illinois GO	5.000%	11/1/24 (2)	5,000	5,337
Illinois GO	5.000%	4/1/26 (2)	12,600	13,349
Illinois GO	5.000%	6/1/26	120	124
Illinois GO	5.000%	6/1/26	5,100	5,380
Illinois GO	5.000%	6/1/27 (14)	4,000	4,123
Illinois GO	5.000%	3/1/28	5,500	5,740
Illinois GO	5.000%	9/1/31	2,500	2,660
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,302
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.140%	8/7/12	31,477	31,477
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,728
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,593
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	15,673
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,476
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	14,419
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	12,043
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	7,296
Illinois Sales Tax Revenue	5.000%	6/15/20	5,225	6,264
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	12,153
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,613
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	25,547

Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,632
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	22,528
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,396
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,814
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.160%	8/7/12	14,305	14,305
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	13,500	15,710
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/16	2,650	3,020
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	5,205	6,156
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,763
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	12,000	13,309
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,000	3,278
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,351
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,196
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	4,403
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.160%	8/7/12	6,000	6,000
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,235
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	10,352
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	31,218
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,324
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	21,105
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	13,630
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	14,616
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	17,267
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	6,017
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	3,389
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	13,895
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	25,685	29,736
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/14 (12)	2,800	2,711
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,653

Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,660
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,258
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,824
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,721
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	27,000	31,507
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,637
Southwestern IL Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,128
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	14,366
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	4,124
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	7,104
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,653
1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.190%	8/7/12	14,300	14,300
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	2,091
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	9,610
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	4,081
				2,252,305
Indiana (1.2%)
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,403
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	3,003
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,989
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/25 (14)	2,875	3,108
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/15	3,865	4,311
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17	3,315	3,903
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18	4,085	4,880
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,708
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,960
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	5,068
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	4,017

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,310
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,689
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,228
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,608
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.190%	8/7/12 LOC	10,300	10,300
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,353
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,966
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.180%	8/1/12	26,725	26,725
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.170%	8/1/12	3,925	3,925
Indiana Finance Authority Revenue (Marion
General Hospital) VRDO	0.170%	8/7/12 LOC	9,565	9,565
1 Indiana Finance Authority Revenue (State
Revolving Fund) TOB VRDO	0.140%	8/7/12	13,015	13,015
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	7,103
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,826
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,183
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	15,228
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	20,010
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	9,095
1 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
TOB VRDO	0.230%	8/7/12	12,750	12,750
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	750	763
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,352
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,316
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	3,065
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (14)	4,500	4,572
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,135
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,937
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,221
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,200
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,420

Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,863
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,803
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,181
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,377
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,627
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,880
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,974
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	10,344
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	8,339
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,688
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,237
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,489
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,370
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,468
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	5,157
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,201
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,843
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	5,195
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	14,356
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	12,731
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,834
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	41,705	43,329
				451,496
Iowa (0.2%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/29	2,000	2,232
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/31	2,000	2,241
Des Moines IA Independent Community School
District School Infrastructure Revenue	5.000%	6/1/19	3,400	4,038
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	15,248
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,261
Iowa GO	5.500%	2/15/13 (14)	8,945	9,194
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	7,240

Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	7,559
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,427
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,605
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,843
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,668
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,543
				79,099
Kansas (0.3%)
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	4,108
Cowley County KS Unified School District GO	4.750%	9/1/27 (4)	3,500	3,886
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/12	7,400	7,429
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,118
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,088
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,164
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,688
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	3,117
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,598
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	12,236
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	8,262
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,779
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,717
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,209
Leavenworth County KS Unified School District
GO	4.500%	9/1/18 (12)	1,030	1,220
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,187
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	717
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,321

Leavenworth County KS Unified School District
GO	4.750%	3/1/21 (12)	1,165	1,385
Leavenworth County KS Unified School District
GO	4.750%	9/1/21 (12)	1,265	1,500
Leavenworth County KS Unified School District
GO	5.000%	3/1/22 (12)	1,060	1,271
Leavenworth County KS Unified School District
GO	5.000%	9/1/22 (12)	1,360	1,626
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,142
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,704
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,698
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,698
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,498
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,632
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16	1,000	1,146
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.250%	11/15/24	5,000	5,677
				103,821
Kentucky (0.9%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	6,145
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	17,100
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,475
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.170%	8/1/12 LOC	11,370	11,370
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,104
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,689
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,305
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,272
Kentucky Property & Building Commission
Revenue	5.500%	8/1/12 (4)	10,000	10,000
Kentucky Property & Building Commission
Revenue	5.250%	10/1/13 (4)	14,965	15,799
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,710
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,381
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	10,255

Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	14,880	18,020
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	8,610
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	6,119
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,457
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	5,303
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	45,000	54,549
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	7,371
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,924
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,753
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,869
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	11,586
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	8,276
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	8,317
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	24,409
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	14,500	14,763
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	16,909
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	10,260
2 Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,368
				308,468
Louisiana (1.0%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/23 (12)	5,165	6,179
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,159
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,175
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,226
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,176

Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,165
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18 (2)	14,470	16,073
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (2)	20,000	22,089
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,993
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,946
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	7,012
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/19	8,745	10,783
Louisiana GO	5.000%	8/1/14 (14)	22,880	24,993
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,836
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	29,365
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	11,374
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	31,060
Louisiana GO	5.000%	11/15/17	10,000	12,146
Louisiana GO	5.000%	11/15/17	17,040	20,697
Louisiana GO	5.000%	11/15/18	18,500	22,807
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,348
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,993
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,343
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	17,666
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	6,220
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,432
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,647
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,706
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/31	2,485	2,868
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,372
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,688
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	15,926
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,942
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	2,027
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,703
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,161
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,500
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,772
2 New Orleans LA GO	5.000%	12/1/23	2,250	2,657
2 New Orleans LA GO	5.000%	12/1/24	2,500	2,941

2 New Orleans LA GO	5.000%	12/1/25	2,500	2,935
2 New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,386
2 New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,627
2 New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,656
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	7,750	8,199
				374,969
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,693
Maine GO	5.000%	6/1/16	3,770	4,421
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.200%	8/7/12 LOC	29,730	29,730
Maine Turnpike Authority Turnpike Revenue	5.000%	7/1/33	1,125	1,318
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,177
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,166
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,157
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,849
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,142
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,950
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,344
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,422
				48,369
Maryland (1.3%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18 (2)	1,365	1,495
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/19 (2)	2,185	2,390
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,929
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,521
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,113
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,892
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,295
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,482
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,267
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,873
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,366
Howard County MD GO	5.000%	8/15/17	3,330	4,042
Howard County MD GO	5.000%	8/15/20	14,125	17,987
Howard County MD GO	5.000%	8/15/21	14,440	18,596
Howard County MD GO	5.000%	8/15/24	4,500	5,662
Maryland Department of Transportation
Revenue	5.000%	6/1/15	1,825	2,065
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	7,326
Maryland GO	5.000%	8/1/12	10,000	10,000
Maryland GO	5.000%	8/1/12	10,000	10,000
Maryland GO	5.000%	2/15/13	58,765	60,296
Maryland GO	5.000%	8/1/13	10,685	11,199
Maryland GO	5.000%	8/1/15	3,225	3,667
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	17,338
Maryland GO	5.000%	8/1/15	19,620	22,310
Maryland GO	5.000%	3/1/16	2,900	3,368
Maryland GO	5.000%	8/1/16	1,100	1,297
Maryland GO	5.000%	8/1/16	1,010	1,191
Maryland GO	5.000%	8/1/16	10,000	11,789

Maryland GO	4.000%	8/15/16	3,025	3,450
Maryland GO	5.000%	3/1/17	3,440	4,123
Maryland GO	5.000%	8/1/17	20,000	24,260
Maryland GO	5.000%	3/15/18	37,780	46,355
Maryland GO	5.000%	3/15/19	2,500	3,123
Maryland GO	5.000%	3/15/19	15,935	19,907
Maryland GO	5.000%	8/1/19	2,315	2,914
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	3,500	3,884
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,255
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,239
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,358
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,416
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,883
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,961
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,656
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,266
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	978
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,354
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	10,059
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.160%	8/7/12 LOC	10,500	10,500
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	14,246
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,912
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,694
Maryland Transportation Authority GAN	5.000%	3/1/17	2,070	2,483
Maryland Transportation Authority GAN	5.250%	3/1/17	4,950	5,993
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	10,068
Montgomery County MD GO	5.000%	7/1/15	15,000	17,003
Montgomery County MD GO	5.000%	7/1/16	1,500	1,763
Montgomery County MD GO	5.000%	7/1/17	4,000	4,841
Montgomery County MD GO	5.000%	7/1/17	3,460	4,187
Montgomery County MD GO	5.000%	7/1/18	1,075	1,329
Montgomery County MD GO	5.000%	7/1/21	2,275	2,933
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,434

Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	14,500	17,498
				487,081
Massachusetts (4.2%)
Boston MA GO	5.000%	4/1/16	3,410	3,970
Boston MA GO	5.000%	8/1/17	5,035	6,102
Boston MA GO	5.000%	2/1/22	4,235	5,496
Boston MA GO	5.000%	2/1/23	4,760	6,106
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	2,145	2,222
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	18,654
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18	2,000	2,484
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.500%	8/7/12	41,031	41,031
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	3,360	4,141
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	2,395	2,933
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,517
Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,651
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,472
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	570	687
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,629
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,751
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,000	1,199
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	7,195
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,972
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,247
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/22	11,000	12,965
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	17,243
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,541
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/13 (14)	16,670	16,884
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/14 (14)	7,340	7,432
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/15 (14)	8,310	8,414

Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/16 (14)	3,500	3,544
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,605
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,380
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,401
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,045
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,445
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,547
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,699
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,810
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,238
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,305
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	11,196
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.170%	8/1/12 LOC	2,000	2,000
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.200%	8/1/12 LOC	4,115	4,115
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	8,053
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	16,788
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,690	2,942
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.170%	8/7/12 LOC	14,600	14,600
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	4,096
Massachusetts GO	5.000%	11/1/13	8,000	8,476
Massachusetts GO	5.500%	11/1/13 (3)	8,905	9,490
3 Massachusetts GO	0.530%	9/1/14	14,545	14,546
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,343
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,118
Massachusetts GO	5.000%	1/1/15	1,500	1,665
3 Massachusetts GO	0.550%	2/1/15	7,500	7,499
Massachusetts GO	5.000%	8/1/15	11,745	13,329
Massachusetts GO	5.250%	8/1/15	5,000	5,711
Massachusetts GO	5.000%	9/1/15	14,360	16,346
Massachusetts GO	5.250%	8/1/16	5,615	6,657
3 Massachusetts GO	0.670%	9/1/16	2,000	2,000
Massachusetts GO	5.000%	9/1/16	7,710	9,089
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	29,648
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	88,339
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	60,506
Massachusetts GO	5.000%	8/1/17	24,060	29,040

Massachusetts GO	5.500%	11/1/17	10,000	12,408
Massachusetts GO	5.500%	11/1/17 (14)	20,000	24,815
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,685
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,282
Massachusetts GO	5.500%	10/1/18	9,500	11,984
Massachusetts GO	5.500%	10/1/20 (14)	11,065	14,412
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,743
Massachusetts GO	5.250%	8/1/21	20,870	26,964
Massachusetts GO	5.000%	4/1/27	28,000	33,830
Massachusetts GO	5.000%	4/1/29	26,675	31,842
Massachusetts GO TOB VRDO	0.180%	8/1/12	9,800	9,800
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.140%	8/7/12 LOC	3,500	3,500
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,716
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	18,728
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,876
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,266
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,973
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,292
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,558
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,654
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,252
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,289
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.160%	8/7/12	10,000	10,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.140%	8/7/12	39,000	39,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.220%	8/7/12	24,315	24,315
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.200%	8/1/12 LOC	10,125	10,125
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,815
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	7,111
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,516
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,680	4,349
Massachusetts Port Authority Revenue	5.000%	7/1/32	2,750	3,232
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,247
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	46,759

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	7,737
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	11,361
2 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	20,000	25,468
2 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	40,660	51,472
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	7,830	8,619
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	27,615	30,562
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.180%	8/1/12	23,125	23,125
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	9,291
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	6,137
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/21 (14)	6,875	8,378
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	29,860	37,827
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	13,908
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	17,510
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	11,289
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	10,635	13,105
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	14,362
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/12	295	295
Massachusetts Water Pollution Abatement Trust
Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,699
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	37,515	45,361
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	26,766
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	3,300	4,359
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,840
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,997
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	4,198
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,962
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,385
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.640%	8/7/12 LOC	38,460	38,460
Massachusetts Water Resources Authority
Revenue VRDO	0.160%	8/7/12	19,365	19,365

Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,534
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	4,013
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,914
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	13,312
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,571
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	13,189
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19 (2)	25,625	28,900
				1,533,299
Michigan (2.7%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,130
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,391
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,651
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,807
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	15,665	16,346
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,583
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,750
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	6,225
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	12,350
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,434
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	9,215
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	8,266
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	4,245
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	4,222
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	28,406
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	4,216
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,711
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	19,613
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.250%	1/15/14	10,000	10,633
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	11,500	12,754
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	12,698
Michigan Building Authority Revenue	5.250%	10/15/14 (4)	15,000	15,846
Michigan Building Authority Revenue	5.250%	10/15/15 (4)	22,445	23,653
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	9,000	9,478
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	15,008
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	10,032
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,965
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,558
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,969
Michigan Building Authority Revenue VRDO	0.140%	8/7/12 LOC	27,700	27,700
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,796
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/17	47,500	57,099
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	61,735

Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	48,384
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	9,763
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	8,105
Michigan GO	5.500%	12/1/13	6,125	6,544
Michigan GO	5.000%	5/1/17	33,880	39,882
Michigan GO	5.250%	9/15/25 (4)	10,810	12,138
Michigan GO	5.250%	9/15/26 (4)	12,805	14,304
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,529
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,074
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	30,000	31,197
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,245
Michigan Hospital Finance Authority Revenue
(Genesys Regional Medical Center Obligated
Group)	5.375%	10/1/13 (ETM)	4,000	4,017
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,646
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	17,731
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,258
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,927
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,872
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,710
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,674
Michigan Hospital Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,459
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	9,108
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,822
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,911
Michigan State University Board of Trustees
General Revenue VRDO	0.150%	8/7/12	22,575	22,575
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,606
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	36,450
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	23,321
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	29,462
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	17,845
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,490

Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,611
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,582
University of Michigan Hospital Revenue VRDO	0.150%	8/1/12	1,100	1,100
University of Michigan University Revenue	5.000%	4/1/17	30,000	35,966
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,588
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)
VRDO	0.180%	8/7/12 LOC	40,000	40,000
				983,381
Minnesota (1.4%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	2,083
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,564
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,100
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,850
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,528
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,501
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,760
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,829
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.150%	8/7/12 LOC	5,650	5,650
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	17,227
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	18,619
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	3,367
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	5,484
Minnesota GO	5.000%	11/1/12	13,685	13,849
Minnesota GO	5.000%	11/1/12 (ETM)	8,235	8,334
Minnesota GO	5.000%	11/1/12	3,650	3,694
Minnesota GO	5.000%	11/1/12 (ETM)	16,125	16,319
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	6,057
Minnesota GO	5.000%	10/1/13 (ETM)	2,110	2,227
Minnesota GO	5.000%	10/1/13	3,335	3,520
Minnesota GO	5.000%	11/1/13	17,615	18,658
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	11,289

Minnesota GO	5.000%	11/1/13	3,600	3,813
Minnesota GO	5.000%	11/1/13 (ETM)	15,900	16,846
Minnesota GO	5.000%	12/1/13 (ETM)	10,610	11,282
Minnesota GO	5.000%	11/1/14	19,275	21,277
Minnesota GO	4.000%	12/1/14	3,730	4,044
Minnesota GO	5.000%	12/1/14	8,150	9,026
Minnesota GO	5.000%	11/1/15	19,775	22,672
Minnesota GO	5.000%	12/1/15	8,150	9,372
Minnesota GO	5.000%	12/1/16	5,145	6,121
Minnesota GO	5.000%	8/1/17	1,000	1,211
Minnesota GO	5.000%	8/1/18	2,275	2,812
Minnesota GO	5.000%	10/1/24	10,000	12,608
Minnesota GO	5.000%	8/1/28	15,085	18,755
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/16	1,120	1,288
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/18	4,305	5,069
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	6,251
Minnesota Technology Lease Purchase COP	5.000%	6/1/17	9,690	11,196
Minnesota Technology Lease Purchase COP	5.000%	6/1/18	8,925	10,208
Minnesota Technology Lease Purchase COP	5.000%	6/1/19	10,680	12,215
Rochester MN Healthcare Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	13,278
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,273
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.125%	5/1/30	7,000	7,741
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,310
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	13,396
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	24,439
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,710
University of Minnesota Revenue	5.000%	12/1/14	9,840	10,890
University of Minnesota Revenue	5.000%	12/1/15	16,235	18,652
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,423
University of Minnesota Revenue	5.000%	4/1/22	500	603
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,941
University of Minnesota Revenue	5.000%	8/1/23	2,500	3,031
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,448
University of Minnesota Revenue	5.250%	12/1/27	5,000	6,177
University of Minnesota Revenue	5.250%	12/1/28	7,045	8,679
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,591
University of Minnesota Revenue	5.250%	12/1/29	3,500	4,291
University of Minnesota Revenue	5.000%	8/1/30	2,500	2,921
				491,369
Mississippi (0.2%)
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,022
Mississippi GO	5.500%	12/1/16	3,435	4,146
Mississippi GO	5.000%	12/1/20	10,000	11,872
Mississippi GO	5.000%	12/1/21	16,890	19,994
Mississippi GO	5.000%	10/1/30	12,035	14,409
Mississippi GO	5.000%	10/1/31	11,735	13,966

Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,941
				72,350
Missouri (0.7%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	18,000	22,468
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,243
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,219
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	12,095
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	10,864
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,569
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	6,198
Missouri Board Public Building Special
Obligation Revenue	5.000%	10/15/27	13,275	13,890
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.750%	6/1/25	3,230	3,351
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.500%	7/1/13	5,250	5,423
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.000%	7/1/18	3,305	4,068
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,881
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	6,255
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,696
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	9,195
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,532
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	21,077
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	18,369
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.180%	8/1/12	1,610	1,610
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.160%	8/7/12	11,300	11,300
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.230%	8/7/12	28,475	28,475
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,825	2,260

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/24 (2)	12,225	13,484
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/26 (2)	15,730	17,185
1 Springfield MO Public Utility Revenue TOB
VRDO	0.230%	8/7/12	3,430	3,430
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	7,036
				237,173
Nebraska (0.2%)
Douglas County NE School District No. 1 GO	5.000%	6/15/16	2,000	2,335
Douglas County NE School District No. 1 GO	4.000%	6/15/18	2,530	2,951
2 Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,734
2 Lincoln NE Electric System Revenue	5.000%	9/1/26	3,000	3,711
2 Lincoln NE Electric System Revenue	5.000%	9/1/27	2,500	3,067
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,650
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/27	3,740	4,419
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,481
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/30	4,215	4,898
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,896
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,850	3,274
Nebraska Investment Finance Authority Single
Family Housing Revenue	5.700%	9/1/31	8,000	9,217
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,084
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,146
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	9,090
Nebraska Public Power District Revenue	5.000%	1/1/28	1,500	1,780
Nebraska Public Power District Revenue	5.000%	1/1/29	2,000	2,364
Nebraska Public Power District Revenue	5.000%	1/1/32	1,000	1,164
University of Nebraska Student Fee Revenue	5.000%	7/1/20	1,280	1,606
University of Nebraska Student Fee Revenue	4.000%	7/1/22	1,385	1,633
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	5,122
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	2,067
University of Nebraska Student Fee Revenue	5.000%	7/1/27	1,075	1,323
				75,012
Nevada (0.8%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,372
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,696
1 Clark County NV GO TOB VRDO	0.140%	8/7/12	14,470	14,470
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	6,525	7,251
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	6,372
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	16,603

Clark County NV School District GO	5.000%	6/15/14	6,320	6,858
Clark County NV School District GO	5.000%	6/15/20	14,335	16,874
Clark County NV School District GO	5.000%	6/15/21	8,980	10,505
Clark County NV School District GO	5.000%	6/15/22	14,655	17,098
Clark County NV School District GO	5.000%	6/15/23	16,360	19,087
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,784
Clark County NV School District GO	5.000%	6/15/25	12,445	14,238
Clark County NV School District GO	5.000%	6/15/26	29,900	34,003
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,594
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.160%	8/7/12	6,000	6,000
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	5,000	5,299
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13 (14)	11,165	11,596
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,909
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,848
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	17,763
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	16,749
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,390
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,240
2 Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	6,199
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,316
Nevada GO	5.000%	12/1/14 (4)	8,435	9,324
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,893
				301,331
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,226
New Hampshire GO	5.000%	2/15/19	1,010	1,245
New Hampshire GO	5.000%	8/15/19	1,500	1,866
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	1,500	1,637
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	12,403
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,556
				29,933
New Jersey (5.3%)
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	1,000	1,216
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,994
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,592
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,762
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/18	2,000	2,359
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/19	1,895	2,252
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,751
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,094

New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,673
New Jersey COP	5.000%	6/15/17	4,840	5,627
New Jersey COP	5.000%	6/15/18	12,915	15,180
New Jersey COP	5.250%	6/15/28	4,675	5,280
New Jersey COP	5.250%	6/15/29	1,000	1,120
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.150%	8/1/12 LOC	4,300	4,300
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	1,100	1,206
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	1,055	1,161
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.120%	8/7/12 LOC	6,600	6,600
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,251
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,289
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,294
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,522
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	12,315	12,913
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	12,475	13,118
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,800	5,047
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	11,317
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,399
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	4,100	4,712
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	44,980
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	4,000	4,750
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	38,000	45,436
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	62,500	75,509
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	5,360
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	46,993
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,937

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	6,263
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	10,346
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	103,423
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,200
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	19,133
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	20,234
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	23,147
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	10,480
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,918
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,862
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	40,455	43,847
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.300%	8/7/12 (12)	6,975	6,975
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.160%	8/1/12	3,900	3,900
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/13	7,215	7,459
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	28,604
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	5,543
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,690
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	6,000	7,519
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	3,000	3,537
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,393
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,897
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	12,422
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,336
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,688
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,765
New Jersey GO	5.250%	7/15/19 (2)	5,000	6,257
New Jersey GO	5.000%	8/15/20	30,000	37,517
1 New Jersey GO TOB VRDO	0.200%	8/1/12	18,525	18,525
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,441
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	10,134
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,773

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,966
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,443
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,683
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	2,122
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	14,763
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,562
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,375
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,355
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,124
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,375	3,470
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,729
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.160%	8/1/12 LOC	7,100	7,100
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	6,500	7,323
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	1,110	1,150
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	121
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	11,502
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	24
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,207
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,485
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	11,190
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,288
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	6,011
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	8,260
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	6,983
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	12,974
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	2,018
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,517

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	17,935
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,000	18,173
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	6,184
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	30,920
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,286
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/20 (3)	17,680	19,575
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	8,532
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	34,548
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	11,139
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	34,200	42,979
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	13,622
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	31,577
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,745
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	12,114
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	3,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	45,900	57,245
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	27,937
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	32,617
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	20,000	24,321
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	74,680	44,211
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	592
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	24,000	13,526
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	98,285	52,587
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	4,117
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	10,000	5,080
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	39,000	19,811
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	25,325	12,197
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	14,800	6,725

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	15,000	6,047
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.130%	8/7/12 (4)	15,830	15,830
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.500%	8/7/12 LOC	33,050	33,050
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	2,325	2,378
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	17,228
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	23,287
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,271
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	17,235
Newark NJ GO	5.000%	10/1/19	3,505	4,172
Newark NJ GO	5.000%	10/1/20	2,455	2,941
Rutgers State University New Jersey Revenue	6.400%	5/1/13	905	945
Rutgers State University New Jersey Revenue
VRDO	0.150%	8/1/12	8,590	8,590
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,714
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	14,945	15,394
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	11,425	12,322
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	15,925
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	17,325
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	18,121
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,595	31,953
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	50,562	48,098
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	33,410	30,300
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/23 (2)	7,330	7,407
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/27 (2)	10,100	10,227
				1,910,140
New Mexico (0.4%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	18,535
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,781
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,803
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,697
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	12,395	12,899
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	30,525	33,328
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	18,000	19,653
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	8,594

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.150%	8/7/12	23,410	23,410
				126,700
New York (15.2%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,290
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,834
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,920
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,741
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	7,000	7,666
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,750	4,107
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,000	3,285
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,116
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,500	1,673
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	4,570	5,558
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	8,101
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	10,163
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,417
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,917
Freeport NY GO	5.000%	1/15/17	1,575	1,810
Freeport NY GO	5.000%	1/15/18	1,685	1,965
Freeport NY GO	5.000%	1/15/19	1,920	2,259
Freeport NY GO	5.000%	1/15/20	2,070	2,461
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,377
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,555
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/20 (14)	10,000	11,355
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	10,000	11,391
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	33,615	38,290

Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,827
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	24,228
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/27	10,000	11,729
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,587
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/16	4,630	5,323
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	4,224
1 Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project) TOB VRDO	0.190%	8/7/12	6,665	6,665
Nassau County NY GO	4.000%	10/1/22	8,755	9,566
Nassau County NY GO	4.000%	10/1/23	5,245	5,689
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.150%	8/7/12	5,000	5,000
New York City NY GO	5.750%	8/1/12 (Prere.)	350	350
New York City NY GO	5.000%	3/1/13 (Prere.)	9,000	9,254
New York City NY GO	5.000%	8/1/13	2,370	2,482
New York City NY GO	5.250%	8/1/13	17,515	18,384
New York City NY GO	5.750%	8/1/13	15	15
New York City NY GO	5.000%	8/1/14	2,500	2,727
New York City NY GO	5.000%	8/1/14	2,505	2,733
New York City NY GO	5.000%	8/1/14	6,500	7,091
New York City NY GO	5.250%	9/1/14	3,560	3,914
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,330
New York City NY GO	5.750%	8/1/15 (2)	5,650	5,675
New York City NY GO	5.000%	8/1/16	5,000	5,832
New York City NY GO	5.000%	8/1/17	7,610	9,123
New York City NY GO	5.000%	3/1/18	1,990	2,395
New York City NY GO	5.000%	6/1/19	8,675	10,633
New York City NY GO	5.000%	8/1/19	15,000	18,445
New York City NY GO	5.000%	8/1/19	4,500	5,533
New York City NY GO	5.000%	8/1/19	12,130	14,342
New York City NY GO	5.000%	8/1/19	5,000	6,148
New York City NY GO	5.000%	8/1/19	3,100	3,812
New York City NY GO	5.000%	8/1/20	10,000	11,707
New York City NY GO	5.000%	8/1/20	9,010	10,548
New York City NY GO	5.000%	8/1/20	32,355	39,996
New York City NY GO	5.250%	9/1/20	4,565	5,578
New York City NY GO	5.000%	10/1/20	1,445	1,683
New York City NY GO	5.000%	2/1/21	12,300	14,059
New York City NY GO	5.250%	3/1/21	4,255	5,263
New York City NY GO	5.000%	8/1/21	15,750	19,480
New York City NY GO	5.000%	8/1/21	14,000	15,856
New York City NY GO	5.000%	8/1/21	23,065	26,506
New York City NY GO	5.000%	8/1/21	9,600	11,239
New York City NY GO	5.000%	8/1/21	59,135	72,281
New York City NY GO	5.250%	9/1/21	20,000	24,554
New York City NY GO	5.000%	1/1/22	15,000	17,298
New York City NY GO	5.000%	8/1/22	18,475	22,719
New York City NY GO	5.000%	8/1/22	6,020	7,403

New York City NY GO	5.000%	8/1/22	7,050	8,254
New York City NY GO	5.000%	8/1/22	32,000	38,913
New York City NY GO	5.250%	8/15/22	25,250	30,969
New York City NY GO	5.000%	8/1/23	11,000	13,777
New York City NY GO	5.000%	8/1/23	2,000	2,405
New York City NY GO	5.250%	8/15/23	21,820	26,592
New York City NY GO	5.000%	11/1/23	8,000	8,744
New York City NY GO	5.000%	8/1/24	8,085	9,739
New York City NY GO	5.000%	8/1/24	5,310	6,519
New York City NY GO	5.250%	8/15/24	25,945	31,519
New York City NY GO	5.000%	6/1/25	5,145	5,731
New York City NY GO	5.000%	8/1/25	5,000	5,940
New York City NY GO	5.000%	4/1/26	3,590	4,214
New York City NY GO	5.000%	8/1/26	1,455	1,719
New York City NY GO	5.000%	8/1/27	10,000	12,024
New York City NY GO	5.000%	8/1/28	17,000	20,316
New York City NY GO	5.000%	5/15/29	7,900	9,190
New York City NY GO	5.000%	8/1/29	17,500	20,835
New York City NY GO	5.000%	8/1/30	23,000	27,202
New York City NY GO	5.000%	10/1/30	18,425	21,845
New York City NY GO	5.450%	4/1/31	6,560	8,083
New York City NY GO	5.000%	5/15/31	5,000	5,759
New York City NY GO	5.000%	10/1/31	34,050	40,068
New York City NY GO	5.000%	8/1/32	1,475	1,723
1 New York City NY GO TOB VRDO	0.180%	8/1/12	13,110	13,110
New York City NY GO VRDO	0.140%	8/7/12 LOC	3,100	3,100
New York City NY GO VRDO	0.140%	8/7/12 LOC	22,000	22,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,768
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	21,704
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	42,372
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	31,331
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	49,345
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,264
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	4,179
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,644
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,813
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,424
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	35,346
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	17,499
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,469
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	8/1/12	29,045	29,045

1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	8/1/12	15,700	15,700
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.230%	8/7/12	6,245	6,245
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	8/1/12	1,400	1,400
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,500	10,318
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/13 (ETM)	2,000	2,044
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/14	3,525	3,763
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/15	2,820	3,136
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	3,353
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	6,039
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	7,529
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,671
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	5,310
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	8,368
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	11,482
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	15,714
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,566
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,772
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	12,560
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,479
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	4,067
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,998
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,987
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	7,037
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	20,839
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,611
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.180%	8/7/12	6,460	6,460
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	750	750

New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	15	15
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	6,065	6,692
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	1,000	1,145
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	9,161
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	515	608
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	13,630	16,406
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	10,856
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	14,531
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/18	1,300	1,589
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	6,145
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	20,000	24,580
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	11,000	13,519
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19	3,000	3,690
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	3,149
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	12,219
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	2,735	3,178
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	2,480	3,123
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/21	7,740	9,698
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	51,100	59,267
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	20,273
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	36,955
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	13,418
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	2,500	2,894
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	7,319
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,233
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	19,176
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	8,000	9,865
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	5,194

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,740
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,127
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,127
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,987
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	12,379
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	10,502
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	10,063
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,840
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,736
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	30,433
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	10,000	11,860
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	9,383
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	22,705
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	29,032
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	19,484
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.180%	8/1/12	4,395	4,395
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.160%	8/7/12 LOC	6,120	6,120
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18	7,600	9,216
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	10,000	10,021
New York GO	4.500%	2/1/17	14,125	16,547
New York GO	4.500%	2/1/18	24,735	29,412
New York GO	4.500%	2/1/19	10,670	12,837
New York GO	5.000%	2/1/30	3,000	3,508
New York GO	5.000%	2/15/30	20,000	23,705
New York Liberty Development Corp. Revenue	5.000%	11/15/31	6,200	7,101
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,457
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,425	4,121
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	2,685	3,114
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	20,369
2 New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,831

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	11,516
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	10,090
2 New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,905
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	10,465
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,864
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,780
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	17,647
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,497
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	26,480
2 New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	17,638
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,476
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	15,889
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	24,014
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	14,682
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	13,898
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	28,285
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	8,962
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	9,768
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	27,196
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.150%	8/7/12 (13)	8,000	8,000
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.900%	11/1/17	18,000	18,006
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.100%	11/1/19	8,000	8,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,464
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,624
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,747
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	13,172
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,832
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,694

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,405
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,627
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.130%	8/7/12 LOC	49,830	49,830
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	17,315	19,737
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,937
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	7,000	8,396
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/12 (Prere.)	45,130	45,818
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/12 (Prere.)	38,075	38,656
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (2)	5,210	5,794
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	30,750	35,037
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,821
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,689
2 New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,982
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,352
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	33,222
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.180%	8/1/12 LOC	17,600	17,600
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.180%	8/1/12 LOC	30,500	30,500
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.180%	8/7/12 (13)	7,000	7,000
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	12,186
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,414
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,415
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,528
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,718
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,445
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,976
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	4,040	4,237

New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	3,155	3,309
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	3,000	3,588
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	5,000	6,107
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,494
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	7,199
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.160%	8/7/12	3,960	3,960
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,236
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,884
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,392
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	20,318
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,807
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,191
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	8,361
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,187
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,200	3,680
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,586
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	6,013
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	13
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	16,517
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/23 (14)	6,415	7,003
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/24 (14)	6,740	7,358
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	3,135
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,029
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,943

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,768
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	4,368
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,585
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	8,627
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	4,178
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,185
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	4,101
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/23	2,455	3,068
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	2,000	2,250
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,475	2,646
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/13	2,135	2,273
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/14	3,250	3,601
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	44,640
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	25
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	39,630
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	14,927
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	41,508
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	9,231
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	5,000	5,529
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,839
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	30,000	37,729
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	16,820	19,470
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	21,147
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	3,101
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	10,000	11,525
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	8,500	10,492

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	36,559
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	10,215	12,184
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	29,649
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,924
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,686
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	23,719
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,410
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	6,810	8,014
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	29,501
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,172
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	37,573
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.150%	8/7/12	12,800	12,800
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.150%	8/7/12	11,950	11,950
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.160%	8/7/12	16,700	16,700
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.140%	8/7/12 LOC	56,390	56,390
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	3,028
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	4,209
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,976
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	12,096
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	8,280
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	19,820
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	23,352
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,675
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	9,176
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,271
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	13,923
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	8,259
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	21,294

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,630
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.160%	8/7/12 LOC	8,115	8,115
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.200%	8/7/12 LOC	2,010	2,010
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/15	1,905	2,085
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	3,500	4,322
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	11,532
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	4,000	4,768
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,559
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,183
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.140%	8/7/12	3,815	3,815
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	9,500	9,734
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,063
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,063
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,820
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	19,226
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/17	2,850	3,456
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/18	3,505	4,313
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	11,305	14,059
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	10,000	12,613
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	18,177
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,848
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	21,435

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	31,395
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,367
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,510
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,725	4,358
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,733
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	4,308
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	7,436
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	4,078
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	7,433
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	6,387
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	2,199
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.140%	8/7/12 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.140%	8/7/12 LOC	8,000	8,000
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.150%	8/7/12 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.170%	8/7/12 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.250%	8/7/12 LOC	6,600	6,600
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,887
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,250	1,472
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	8,221
New York State Local Government Assistance
Corp. Revenue VRDO	0.140%	8/7/12	22,000	22,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.140%	8/7/12	45,285	45,285
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.230%	8/7/12	11,500	11,500
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	5.000%	11/1/22	220	251
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	2,600	2,638
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,577
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	9,374
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,656
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	21,790

New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	16,217
New York State Thruway Authority Revenue	5.000%	1/1/28	15,000	17,606
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	24,744
New York State Thruway Authority Revenue	5.000%	1/1/30	10,500	12,193
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	8,085
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,581
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	12,968
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,796
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	9,365
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,703
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,912
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,837
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,742
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	13,341
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	12,108
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,525
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	12,504
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	28,535	35,676
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	10,098
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	20,945	26,219
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,277
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	8,115
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	25,672
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,971
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,815
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	30,137
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	8,415
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	8,483
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	27,580
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	3,125	3,463

New York State Urban Development Corp.
Revenue	5.000%	1/1/15	19,500	21,590
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,594
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	25,641
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	14,284
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	43,772
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,988
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	10,424
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,431
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	3,157
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	9,113
New York State Urban Development Corp.
Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	5,310	5,503
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	24,616
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	36,125	45,015
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	45,414
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,985
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	22,587
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	27,693
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,521
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,101
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	8,196
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,507
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,716
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	50,000	55,359
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	29,084
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	9,585
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,401
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,392
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,959

New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	13,645
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	6,092
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	17,588
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	283
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	319
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	399
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	22,409
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.230%	8/7/12	3,500	3,500
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	27,130
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.150%	8/7/12 LOC	6,700	6,700
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.150%	8/7/12 LOC	8,000	8,000
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,782
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/14	3,000	3,328
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	3,000	3,458
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/16	3,000	3,440
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	4,550	5,420
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	28,627
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	18,129
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	17,879
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	8,529
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/14	20,000	21,971
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	22,706
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,940
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,502
Westchester County NY GO	5.000%	10/15/18	6,480	8,048
Westchester County NY GO	5.000%	7/1/21	12,315	15,900
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	3,435	3,782

Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,190
				5,523,437
North Carolina (2.2%)
Charlotte NC COP	5.000%	6/1/16	2,000	2,319
Charlotte NC GO	5.000%	7/1/16	5,000	5,878
Charlotte NC GO	5.000%	7/1/17	4,300	5,204
Charlotte NC GO	5.000%	8/1/18	1,195	1,480
Charlotte NC GO	5.000%	7/1/22	3,280	4,290
Charlotte NC GO	5.000%	7/1/23	3,355	4,338
Guilford County NC GO	5.000%	3/1/18	8,585	10,523
Guilford County NC GO	5.000%	3/1/22	3,220	4,191
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,996
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,400
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,150
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,811
Mecklenburg County NC GO	5.000%	2/1/17	3,635	4,345
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,198
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,531
Mecklenburg County NC GO	5.000%	12/1/20	8,905	11,420
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,434
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,689
Moore County NC Revenue	4.000%	6/1/16	1,245	1,388
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	11,068
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.480%	8/7/12 (4)	11,055	11,055
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.160%	8/7/12	11,100	11,100
North Carolina Capital Facilities Finance Agency
Revenue (Meredith College) VRDO	0.180%	8/7/12 LOC	4,000	4,000
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	10,000	10,760
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,573
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	13,289
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	19,056
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	19,145
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,927
North Carolina Capital Improvement Revenue	5.000%	5/1/26	10,000	12,073
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	36,247
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	33,591
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.160%	8/7/12	6,730	6,730
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.375%	1/1/13	25,000	25,507
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/14	15,000	16,017
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.300%	1/1/15	4,000	4,079
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	3.000%	1/1/16	1,815	1,941

North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	1,500	1,705
2 North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	5,000	5,636
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	4,000	4,546
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.375%	1/1/16	3,000	3,060
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.375%	1/1/17	4,700	4,794
2 North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	20,430	24,793
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	22,510	25,456
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,499
North Carolina GAN PUT	4.000%	3/1/18	11,000	12,425
North Carolina GO	5.000%	5/1/14	16,780	17,380
North Carolina GO	5.000%	6/1/16	15,050	17,639
North Carolina GO	5.000%	9/1/16	1,165	1,377
North Carolina GO	5.000%	3/1/17	1,925	2,307
North Carolina GO	5.000%	3/1/18	10,000	11,861
North Carolina GO	5.000%	6/1/18	32,930	40,619
North Carolina GO	5.000%	6/1/19	7,000	8,783
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	11,298
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,555
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/18	3,075	3,219
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,698
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.220%	8/7/12 LOC	6,395	6,395
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,183
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,660
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,646
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,926
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,857
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/16 (4)	10,000	10,204
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17 (4)	15,290	15,599
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	5,000	5,921

North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18	5,000	6,024
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18 (14)	69,495	70,885
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19	3,085	3,676
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19 (14)	38,600	39,364
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/20	8,500	10,308
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	2,000	2,350
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20 (14)	10,000	10,194
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	5,019
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.190%	8/7/12	7,950	7,950
University of North Carolina University System
Revenue	5.250%	10/1/27	1,720	2,045
University of North Carolina University System
Revenue	5.250%	10/1/28	1,590	1,882
Wake County NC GO	5.000%	2/1/18	4,750	5,810
Wake County NC GO	5.000%	3/1/21	3,125	4,007
Wake County NC GO	5.000%	6/1/28	3,000	3,539
Wake County NC Public Improvement GO	5.000%	3/1/19	1,010	1,261
Winston-Salem NC Revenue	4.000%	3/1/15	2,400	2,618
Winston-Salem NC Revenue	5.000%	3/1/17	5,000	5,965
				800,681
Ohio (3.5%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.170%	8/7/12 LOC	12,600	12,600
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	8,000	8,813
Akron OH GO	5.000%	12/1/18 (2)	5,300	6,011
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,888
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	17,158
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,464
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,863
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,161
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,440
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,271
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	18,788
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,000	15,512
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	12,161

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,550
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,879
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,716
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	19,834
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	120,360	100,680
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	39,390	32,575
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,831
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,713
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	7,270
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,902
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,867
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	8,693
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,333
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	9,797
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	15,690
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	5,039
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	8,293
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	15,546
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	8,260
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	8,057
Cleveland OH Water Works Revenue VRDO	0.130%	8/7/12 LOC	2,000	2,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.170%	8/7/12 LOC	1,200	1,200
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.160%	8/7/12	18,000	18,000
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,156
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,475
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	7,080
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,317
Columbus OH GO	5.000%	7/1/16	2,500	2,939
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.160%	8/7/12 LOC	3,965	3,965
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.160%	8/7/12 LOC	2,575	2,575
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,544
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,805
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,650
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,907
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	4,109

Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,936
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.150%	8/7/12 LOC	10,300	10,300
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.140%	8/7/12	1,400	1,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	8/7/12	1,445	1,445
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.160%	8/7/12	11,400	11,400
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	9,108
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	25,491
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,602
Huber Heights OH City School District GO	4.750%	12/1/24	890	1,035
Huber Heights OH City School District GO	4.875%	12/1/27	150	173
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,161
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,149
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,150
Kent State University OH Revenue	5.000%	5/1/30	1,750	2,001
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,559
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	7,023
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	7,023
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,670
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,670
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,608
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,608
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,768
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,215
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,358
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.180%	8/7/12	3,500	3,500
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	5,500	5,832
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,079
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	6,133
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/21	10,000	12,012
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,244
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	6,646
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/17	2,295	2,750

Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,708
Ohio Common Schools GO VRDO	0.140%	8/7/12	3,200	3,200
Ohio Common Schools GO VRDO	0.140%	8/7/12	3,800	3,800
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	2,000	2,149
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,957
Ohio GO	5.000%	8/1/13	2,525	2,645
Ohio GO	5.000%	8/1/13	5,750	6,022
Ohio GO	5.000%	8/1/13	7,160	7,499
Ohio GO	5.250%	8/1/13 (4)	12,435	13,055
Ohio GO	5.500%	8/1/13	2,945	3,099
Ohio GO	5.000%	9/15/13	9,500	10,003
Ohio GO	5.000%	8/1/14	6,670	7,282
Ohio GO	5.000%	8/1/14	6,500	7,096
Ohio GO	5.000%	8/1/14	8,265	9,023
Ohio GO	5.000%	9/15/14	5,000	5,485
Ohio GO	5.000%	9/15/14	2,155	2,364
Ohio GO	5.500%	11/1/14	7,000	7,791
Ohio GO	5.000%	8/1/16	3,000	3,517
Ohio GO	5.000%	9/1/16	2,870	3,374
Ohio GO	5.000%	9/15/16	5,130	6,036
Ohio GO	5.000%	9/15/16	5,415	6,374
Ohio GO	5.000%	9/1/17	3,830	4,618
Ohio GO	5.000%	9/1/18	3,905	4,783
Ohio GO	5.000%	9/15/18	12,755	14,611
Ohio GO	5.000%	11/1/18	7,710	8,867
Ohio GO	5.000%	9/15/19	13,000	14,891
Ohio GO	5.000%	9/15/19	9,025	11,198
Ohio GO	5.000%	4/1/21	4,440	5,468
Ohio GO VRDO	0.130%	8/7/12	1,800	1,800
Ohio GO VRDO	0.130%	8/7/12	6,145	6,145
Ohio Higher Education Capital Facilities
Revenue	5.250%	11/1/12 (Prere.)	3,710	3,757
Ohio Higher Education GO	5.000%	11/1/23	7,405	8,443
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.160%	8/7/12	4,025	4,025
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,494
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,156
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	29,730
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)
VRDO	0.150%	8/7/12 LOC	10,000	10,000
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,814
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	10,320
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,992
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	8/1/12	12,700	12,700
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.160%	8/7/12	1,900	1,900
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	3,750	3,969

Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	2,905	3,086
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	10,135	10,767
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,802
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,802
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	10,380
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/20	4,000	4,844
Ohio State University General Receipts
Revenue	5.250%	12/1/12 (Prere.)	2,000	2,034
Ohio State University General Receipts
Revenue	5.000%	12/1/13	3,135	3,330
Ohio State University General Receipts
Revenue	5.250%	6/1/14	2,865	3,118
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,750	4,571
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,500	3,007
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,117
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,185
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	7,265
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,283
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	7,091
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.500%	8/7/12	5,950	5,950
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	425	461
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,575	1,709
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,977
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	6,286
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	11,666
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,954
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,262
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,479
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,710
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,942
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,525
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	4,055
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,273

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/19 (4)	1,000	1,209
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/22 (4)	2,700	3,219
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	9,429
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,896
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,899
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,301
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,287
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,837
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,532
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,227
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	3,064
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,603
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,184
				1,262,204
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25 (2)	18,070	20,005
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26 (2)	12,000	13,270
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,761
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	13,648
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,400	3,611
Oklahoma Development Finance Authority
Revenue (Waste Management Inc. Project)
PUT	2.250%	6/2/14	4,000	4,105
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/28	1,045	1,231
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	8,287
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,389
Oklahoma Turnpike Authority Revenue	5.000%	1/1/29	2,000	2,366
Oklahoma Water Resource Board Revenue	5.000%	4/1/28	750	877
Oklahoma Water Resource Board Revenue	5.000%	4/1/29	750	874
Oklahoma Water Resource Board Revenue	5.000%	4/1/30	750	871
University of Oklahoma Revenue	5.000%	7/1/26	2,030	2,467
University of Oklahoma Revenue	5.000%	7/1/27	1,055	1,275
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,265
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,652
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,364
University of Oklahoma Revenue	5.000%	7/1/32	670	788
				91,106

Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,476
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,800
Oregon Department of Administrative Services
COP	5.000%	5/1/23	3,130	3,672
Oregon Department of Administrative Services
COP	5.000%	5/1/24	1,750	2,038
Oregon Department of Administrative Services
COP	5.000%	5/1/25	2,220	2,567
Oregon Department of Administrative Services
COP	5.000%	5/1/26	3,520	4,041
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	1,750	2,032
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,568
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/26	9,475	11,347
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/28	5,120	6,323
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,887
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	7,537
Oregon Department of Transportation Highway
Usertax Revenue	4.500%	11/15/24	3,000	3,467
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	5,000	6,080
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	9,114
Oregon GO	5.000%	5/1/14	1,400	1,514
Oregon GO	5.000%	5/1/15	1,500	1,687
Oregon GO	5.000%	5/1/15	2,475	2,785
Oregon GO	5.000%	5/1/15	4,000	4,502
Oregon GO	5.000%	11/1/15	5,860	6,718
Oregon GO	5.000%	5/1/16	1,750	2,039
Oregon GO	5.000%	5/1/18	1,125	1,382
Oregon GO	5.000%	5/1/18	1,500	1,843
Oregon GO	5.000%	11/1/18	3,750	4,662
Oregon GO	5.000%	5/1/19	2,770	3,461
Oregon GO	5.000%	11/1/19	7,005	8,838
Oregon GO	5.000%	5/1/26	1,490	1,831
Oregon GO	5.000%	5/1/26	1,570	1,929
Oregon GO	5.000%	5/1/27	2,460	3,006
Oregon GO	5.000%	5/1/27	2,415	2,951
Oregon GO	5.000%	5/1/28	2,755	3,349
Oregon GO	5.000%	5/1/28	5,165	6,278
Oregon GO	5.000%	5/1/29	2,890	3,503
Oregon GO	5.000%	5/1/30	5,685	6,880
Oregon GO	5.000%	5/1/31	3,370	4,058
Oregon GO	5.000%	5/1/31	1,760	2,119
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	2,060
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	3,228

Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,393
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,549
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,562
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,732
Oregon Health Sciences University Revenue	5.000%	7/1/21	2,090	2,557
Oregon Health Sciences University Revenue	5.000%	7/1/22	2,000	2,458
Oregon Health Sciences University Revenue	5.000%	7/1/23	1,000	1,218
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	13,166
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	10/1/27	3,000	3,573
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.130%	8/7/12 LOC	5,420	5,420
				206,200
Pennsylvania (3.9%)
Allegheny County PA GO	5.000%	11/1/29	15,000	16,652
Allegheny County PA GO VRDO	0.170%	8/7/12 LOC	4,995	4,995
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,488
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	3,135
Allegheny County PA Higher Education Building
Authority University Revenue (Point Park
University) VRDO	0.170%	8/7/12 LOC	8,800	8,800
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.032%	2/1/21	12,000	11,543
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,217
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	1,000	1,160
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.500%	11/15/16	1,410	1,470
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.750%	11/15/17	1,010	1,055
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	5.000%	11/15/18	1,100	1,147
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.140%	8/7/12 LOC	13,700	13,700
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,814
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,820
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	15,360
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	10,385
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	2,375	2,610

Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	2,735	3,056
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	3,415	3,824
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	4,190	4,705
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	16,857
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	4,049
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,210
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,370
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	13,156
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/27	1,000	1,145
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	25,000	25,260
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.160%	8/7/12	5,400	5,400
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.160%	8/7/12	4,600	4,600
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.130%	8/7/12 LOC	12,400	12,400
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	8/7/12 LOC	14,625	14,625
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.130%	8/1/12	7,000	7,000
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	6,000	6,074
1 Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital Project)
TOB VRDO	0.160%	8/7/12	6,765	6,765
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,904
Lehigh County PA General Purpose Hospital
Authority Revenue (Muhlenberg College)
VRDO	0.230%	8/7/12 LOC	5,400	5,400
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,515
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/28	5,000	5,753
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	8,004

2 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/23	3,500	4,111
2 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/24	2,000	2,330
2 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	8,087
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,434
2 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,848
2 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,613
1 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital) TOB VRDO	0.180%	8/7/12 LOC	11,010	11,010
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,130
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,100
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,092
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,098
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,631
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	3,237
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.150%	8/7/12	19,290	19,290
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.150%	8/7/12	4,800	4,800
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	1,695	1,920
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,657
Pennsylvania GO	5.000%	10/1/12	9,430	9,506
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	1,002
Pennsylvania GO	4.000%	7/15/13	16,995	17,609
Pennsylvania GO	5.000%	7/1/14 (14)	5,010	5,225
Pennsylvania GO	5.000%	5/1/15	16,000	18,003
Pennsylvania GO	5.000%	8/1/15	5,120	5,815
Pennsylvania GO	5.000%	11/15/17	10,000	12,169
Pennsylvania GO	5.000%	7/1/18	2,250	2,764
Pennsylvania GO	5.000%	11/15/18	14,705	18,209

Pennsylvania GO	5.000%	5/1/19	15,000	18,638
Pennsylvania GO	5.000%	7/1/19	29,925	37,304
Pennsylvania GO	5.375%	7/1/21	4,950	6,447
Pennsylvania GO	5.000%	11/15/23	4,705	5,896
Pennsylvania GO	5.000%	11/15/26	8,000	9,813
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.130%	8/7/12 LOC	9,500	9,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.150%	8/7/12 LOC	29,170	29,170
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,862
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.150%	8/7/12 LOC	10,195	10,195
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.130%	8/7/12 LOC	4,100	4,100
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,740
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,788
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,548
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,540
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.170%	8/7/12 LOC	7,400	7,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.170%	8/7/12 LOC	9,500	9,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,885
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/13	5,000	5,228
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	553
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,260
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,388
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,801
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/18	3,000	3,567
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	3,111
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20	12,180	14,551
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	20,505

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,593
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	10,600	11,495
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	7,131
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	11,130	11,989
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25 (4)	11,585	12,419
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	10,070	10,681
1 Pennsylvania State University Revenue TOB
VRDO	0.140%	8/7/12 LOC	5,200	5,200
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,911
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.160%	8/7/12	11,000	11,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,339
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,596
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	19,839
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,967
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	4,073
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,789
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	2,031
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,730
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,715
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	55,645
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,358
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,753
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.300%	8/7/12 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue
VRDO	0.160%	8/7/12	18,200	18,200
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,419
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,213
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,287
Philadelphia PA Gas Works Revenue VRDO	0.170%	8/7/12 LOC	18,400	18,400
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,664
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	15,174
Philadelphia PA GO VRDO	0.140%	8/7/12 LOC	23,085	23,085
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	27,563
Philadelphia PA Industrial Development
Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,812
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.140%	8/7/12 LOC	27,945	27,945
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.140%	8/7/12 LOC	55,300	55,300

Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13 (4)	11,105	11,458
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,308
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	4,114
Philadelphia PA School District GO	5.500%	8/1/12 (14)	10,815	10,815
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	8,122
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	20,161
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,598
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,570
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	35,023
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	7,015
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,725
Southeastern Pennsylvania Transportation
Authority Revenue VRDO	0.150%	8/1/12 LOC	6,100	6,100
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,125	16,622
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,344
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,814
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,157
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	11,239
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,921
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,824
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	13,321
1 University of Pittsburgh PA Revenue TOB
VRDO	0.160%	8/7/12	6,660	6,660
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,392
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,546
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,864
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,213
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,377
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,590
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,663

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,702
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	6,996
				1,413,218
Puerto Rico (0.9%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,767
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,000	5,660
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	38,510
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	19,799
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	26,287
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,779
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	19,647
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/29	30,000	32,181
Puerto Rico GO	5.250%	7/1/13 (Prere.)	14,955	15,641
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,209
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,391
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/13 (14)	7,220	7,528
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/15 (14)	5,590	6,261
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/16 (3)	8,885	9,243
1 Puerto Rico Highway & Transportation Authority
Revenue TOB VRDO	0.160%	8/7/12 (4)	10,550	10,550
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/12 (4)	2,470	2,470
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	14,850
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	7,185
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,735
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	9,700	10,023
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	835	908
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	331
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	29,745	34,247
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	29,165	31,179
				320,381
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,510
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	12,243
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,462
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	24,240
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	29,997
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	5,240
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,112
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,466

Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,779
				90,049
South Carolina (1.2%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	3,105	3,568
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/26	12,610	14,089
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/27	33,070	36,709
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	2,730	3,030
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.170%	8/7/12	6,000	6,000
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,643
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,930
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	3,110
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	41,209
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	32,150
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.160%	8/7/12	3,445	3,445
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,192
Medical University South Carolina Hospital
Authority Hospital Facilities Revenue	6.250%	8/15/12 (Prere.)	13,000	13,030
North Charleston SC Tax Revenue	5.000%	12/1/12 (12)	2,945	2,989
North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,783
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,182
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,337
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	22,574
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,899
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	7,197
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	7,137
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	6,055
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,576
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	15,167
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,135
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,296
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,814
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,205
South Carolina GO	5.000%	3/1/16	6,165	7,159
South Carolina GO	5.000%	4/1/16	3,560	4,147
South Carolina GO	5.000%	4/1/18	2,400	2,942
South Carolina GO	5.000%	4/1/18	1,255	1,538
South Carolina GO	5.000%	4/1/18	1,310	1,606
South Carolina GO	5.000%	4/1/18	2,635	3,230
South Carolina GO	5.000%	4/1/18	1,610	1,974
South Carolina GO	5.000%	4/1/18	2,445	2,997

South Carolina GO	5.000%	4/1/18	7,325	8,980
South Carolina GO	5.000%	4/1/19	7,825	9,761
South Carolina GO	5.000%	4/1/19	2,495	3,112
South Carolina GO	5.000%	4/1/19	1,320	1,647
South Carolina GO	5.000%	4/1/19	1,715	2,139
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,326
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,918
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,802
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,548
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,695
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System)	5.625%	11/15/12 (Prere.)	1,775	1,803
South Carolina Public Service Authority
Revenue	5.500%	1/1/13 (4)	5,000	5,072
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	8,542
South Carolina Public Service Authority
Revenue	5.000%	1/1/28	6,735	7,796
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	2,900	3,338
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.140%	8/7/12 LOC	20,340	20,340
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	5,200	5,484
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/25 (2)	4,035	4,349
				437,696
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,247

Tennessee (1.2%)
Greeneville TN Health & Educational Facilities
Board Revenue (Laughlin Memorial Hospital
Project) VRDO	0.440%	8/7/12 LOC	38,700	38,700
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	8,280	9,447
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	8,000	8,979
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	21,239
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	18,325
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	5,417
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,633
Memphis TN GO	5.000%	7/1/21	6,250	7,758
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,378
Memphis TN GO	5.000%	5/1/28	3,145	3,773
Memphis TN GO	5.000%	5/1/30	1,715	2,034

Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/16	3,825	4,484
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	6,049
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/20	15,000	18,873
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	15,000	19,044
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,066
3 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.750%	10/1/17	11,500	11,498
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	2,500	3,068
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/21	2,000	2,476
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/22	1,000	1,250
Murfreesboro TN GO	5.000%	6/1/19	645	796
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	125
Shelby County TN GO	5.000%	4/1/19	400	495
Shelby County TN GO	5.000%	3/1/23	17,995	23,139
Shelby County TN GO VRDO	0.150%	8/7/12	13,440	13,440
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	8,573
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,396
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,865	5,044
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.250%	6/1/14	13,995	14,995
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,571
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,535
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	19,800	21,450
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,290	43,081
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,570	63,763
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,000	10,836
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,000	5,306
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	10,175	10,646

Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,496
Tennessee GO	5.000%	8/1/17	3,165	3,834
Tennessee GO	5.000%	10/1/17	6,000	7,302
Tennessee GO	5.000%	8/1/19	1,500	1,885
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	4,080	4,504
				448,703
Texas (8.4%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	21,332
Austin TX Independent School District GO	5.000%	8/1/13	10,000	10,477
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	3,046
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	444
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/27	3,000	3,695
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/29	6,045	7,353
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	6,052
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,810
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,701
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,470
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,253
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,605
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,861
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	15,203
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,970	5,980
Camino Real Texas Mobility Authority Revenue	5.000%	8/15/21	260	260
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,346
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	2,663
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,000	2,299
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	3,475
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,750	3,906
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	2,592
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	2,328
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	1,819
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	1,909
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	4,635
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	1,361
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,275
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	1,469

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	1,465
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	877
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	1,062
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	1,273
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	10,270	11,472
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	11,635	12,997
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	6,177
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	5,190
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	7,205
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	7,385
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,807
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,798
1 Collin County TX GO TOB VRDO	0.150%	8/7/12	10,925	10,925
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,963
Conroe TX Independent School District GO	5.000%	2/15/32	2,000	2,360
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/26	4,545	5,529
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	13,815	16,744
Dallas County TX Community College District
GO	5.000%	2/15/27	2,690	3,237
Dallas County TX GO	4.000%	2/15/14	2,375	2,509
Dallas County TX GO	5.000%	2/15/15	1,845	2,056
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,150
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,150
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	12,683
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	15,663
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.160%	8/7/12	5,500	5,500
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	11,292
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,485
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,709
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,854
Dallas TX GO	5.000%	2/15/19	11,675	12,941
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	21,516
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,473
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	6,920	8,006
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	3,127
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	2,000	2,282

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/22	2,500	2,844
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	1,500	1,707
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/27	6,745	7,735
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,365
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,228
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,556
Denton TX Independent School District GO	5.000%	8/15/16	1,525	1,796
El Paso County TX GO	5.000%	2/15/29	2,000	2,337
El Paso County TX GO	5.000%	2/15/30	4,210	4,892
El Paso County TX GO	5.000%	2/15/31	5,000	5,769
El Paso County TX GO	5.000%	2/15/32	4,000	4,592
Fort Bend TX Independent School District GO	5.000%	8/15/17	1,560	1,890
Fort Worth TX GO	5.000%	3/1/17	5,090	6,065
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,305
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,594
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,345
Frisco TX GO	5.000%	2/15/17	1,000	1,189
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,922
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,953
Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,928
Garland TX Independent School District GO	5.000%	2/15/19	3,985	4,923
Garland TX Independent School District GO	5.000%	2/15/23	11,000	13,645
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	7,375	7,517
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	2,000	2,036
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	11,366
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	14,006
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	20,365
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19	4,000	4,711
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/20	10,225	11,896
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/25	39,530	46,340
Harris County TX Flood Control District Revenue	5.000%	10/1/29	2,950	3,492
Harris County TX Flood Control District Revenue	5.000%	10/1/30	3,000	3,534
Harris County TX GO	5.000%	10/1/16	4,755	5,616
Harris County TX GO	5.000%	10/1/17	4,705	5,699
Harris County TX GO	5.000%	10/1/21	8,000	10,007

2 Harris County TX GO	5.000%	8/15/26	5,460	6,738
2 Harris County TX GO	5.000%	8/15/27	7,145	8,768
2 Harris County TX GO	5.000%	8/15/29	9,610	11,646
2 Harris County TX GO	5.000%	8/15/30	11,605	13,995
2 Harris County TX GO	5.000%	8/15/31	11,485	13,761
2 Harris County TX GO	5.000%	8/15/32	10,000	11,943
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.170%	8/1/12 LOC	4,995	4,995
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/27	5,000	6,062
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.200%	12/1/29	4,000	4,437
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.170%	8/1/12	7,500	7,500
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.200%	8/1/12	10,695	10,695
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.190%	8/1/12	20,920	20,920
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,480
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	7,464
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	6,485
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/29	6,270	7,134
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/12	3,100	3,134
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/13	3,290	3,458
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/14	3,475	3,786
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,470
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,379
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	5,151
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	3,707
Harris County TX Toll Road Revenue	5.375%	8/15/12 (4)	10,000	10,020
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,093
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,628
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,809
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,451
Harris County TX Toll Road Revenue	5.000%	8/15/27	4,000	4,671
Harris County TX Toll Road Revenue	5.000%	8/15/28	5,000	5,858
Harris County TX Toll Road Revenue	5.000%	8/15/29	2,000	2,329
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,720
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,089
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	2,075
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,496

Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,176
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,503
Houston TX Airport System Revenue	5.000%	7/1/31	10,000	11,501
Houston TX Community College GO	5.000%	2/15/17	1,000	1,189
Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	9,200	10,433
Houston TX GO	5.000%	3/1/17	17,880	21,259
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/15	5,600	6,235
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	12,316
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	13,873
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	16,044
Houston TX Utility System Revenue	5.250%	5/15/13 (14)	3,500	3,638
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,718
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,417
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	16,556
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	20,100
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,532
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,584
Houston TX Utility System Revenue	5.250%	11/15/30	23,805	28,599
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	12,276
Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,951
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,684
Houston TX Water & Sewer System Revenue	5.750%	12/1/12 (Prere.)	8,000	8,147
Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	6,051
1 Judson TX Independent School District TOB
VRDO	0.170%	8/7/12 (12)	11,495	11,495
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,132
1 Lake Travis TX Independent School District GO
TOB VRDO	0.160%	8/7/12	11,300	11,300
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	485	494
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	730	744
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,080
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,018
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,360	1,386
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	1,890	1,926
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	132
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	830	846
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,593
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,385	2,723
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	10,502
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,379
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,614
Lubbock TX GO	5.000%	2/15/23	700	871
Lubbock TX GO	5.000%	2/15/27	5,735	6,821
Lubbock TX GO	5.000%	2/15/29	4,335	5,094
Lubbock TX GO	5.000%	2/15/30	6,660	7,788
Lubbock TX GO	5.000%	2/15/31	4,120	4,791

1 Midland TX Independent School District TOB
VRDO	0.180%	8/1/12	18,530	18,530
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,565
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,772
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,991
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	7,061
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	10,067
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	9,039
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,539
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,763
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	18,151
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	26,491
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	49,354
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	31,102
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	52,453
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	23,580
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	13,209
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	6,075
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	5,261
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,728
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,803
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,527
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,936
2 North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,810	7,704
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,683
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,523
2 North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,952
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,663
North Texas Tollway Authority System Revenue	5.000%	9/1/31	25,000	29,144
North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16	75,000	86,471
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.160%	8/7/12 (13)	2,200	2,200
North Texas University Revenue	5.000%	4/15/20	1,500	1,828
Northside TX Independent School District GO
PUT	0.950%	8/1/13	9,770	9,836
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.261%	10/1/20	5,000	4,962
Pasadena TX Independent School District GO
VRDO	0.310%	8/7/12	18,600	18,600
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,000	17,637
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,167
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	24,814
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,455	10,737
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,424

Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,785
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	4,740	4,860
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	260	267
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	14,865	15,249
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13	10,000	10,259
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/15 (Prere.)	15,000	16,690
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	22,000	25,378
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	25,450	29,358
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,750	11,247
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,881
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,299
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	7,223
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,990
San Antonio TX Water Revenue	5.000%	5/15/27	5,435	6,513
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,771
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,997
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	5,088
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/30	2,000	2,356
Sugar Land TX GO	5.000%	2/15/30	3,445	4,049
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	40,335	44,010
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,602
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,177
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,694
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	19,513
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.240%	8/7/12 LOC	23,900	23,900
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,903
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,731
Texas (Veterans Housing Assistance Program)
GO VRDO	0.200%	8/7/12	43,995	43,995
Texas A&M University System Permanent
University Fund Revenue	5.250%	7/1/14 (Prere.)	14,925	16,327

Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	4,157
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,535	5,743
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	4,495	5,365
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/28	4,475	5,318
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,719
Texas GO	5.375%	10/1/12 (Prere.)	21,310	21,495
Texas GO	5.000%	4/1/15	1,435	1,610
Texas GO	5.000%	8/1/17	3,165	3,827
1 Texas GO TOB VRDO	0.180%	8/1/12	5,600	5,600
Texas GO TOB VRDO	0.180%	8/1/12	10,700	10,700
1 Texas GO TOB VRDO	0.180%	8/1/12	13,800	13,800
1 Texas GO TOB VRDO	0.180%	8/1/12	13,400	13,400
1 Texas GO TOB VRDO	0.180%	8/1/12	3,300	3,300
1 Texas GO TOB VRDO	0.150%	8/7/12	5,000	5,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	40,775	45,177
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,370	11,386
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,260	3,592
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	24,890	30,244
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (ETM)	375	375
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (2)	4,800	4,798
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	124
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	11,291
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	124
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,443
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	108
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	9,854
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	106
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	21,723
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	394
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	29,016
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	40,059
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,500	60,499
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	2,000	2,263
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/18	75,000	84,410
Texas State University System Revenue	5.000%	3/15/28	3,870	4,596
Texas State University System Revenue	5.000%	3/15/29	4,000	4,547
Texas State University System Revenue	5.000%	3/15/30	3,255	3,819
Texas State University System Revenue	5.000%	3/15/31	4,480	5,227
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/23 (2)	10,040	11,391
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/24 (2)	11,940	13,547
Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/29	1,000	1,190

Texas TRAN	2.500%	8/30/12	60,000	60,114
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	10,000	10,068
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,323
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	11,467
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	10,131
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	12,062
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	27,399
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,838
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,709
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	7,619
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,736
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,611
Texas Water Financial Assistance GO	5.000%	4/1/20	20,000	23,443
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,470
Texas Water Financial Assistance GO	5.000%	8/1/28	5,755	6,929
Texas Water Financial Assistance GO	5.000%	8/1/29	2,555	3,056
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,594
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,607
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,893
University of Texas Permanent University Fund
Revenue	5.000%	8/15/20	9,785	11,457
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,417
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	5,000	6,395
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	5,000	6,196
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/27	5,225	6,439
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/28	8,440	10,472
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/29	8,850	10,919
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,986
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	5,065
University of Texas System Revenue Financing
System Revenue VRDO	0.140%	8/7/12	25,000	25,000
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.160%	8/7/12	5,490	5,490
Williamson County TX GO	5.000%	2/15/23	6,000	7,634
				3,062,846
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,514
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,518
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,861
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,628
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	925
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,356
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	6,845	7,430
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,528

Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/26	2,000	2,481
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,396
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,759
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	26,608
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	13,109
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	5,059
Utah GO	5.000%	7/1/16	3,070	3,612
Utah GO	5.000%	7/1/16	23,735	27,923
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/17 (4)	1,135	1,376
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/18 (4)	3,100	3,826
				128,909
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	9,004
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.150%	8/7/12 LOC	7,020	7,020
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,955
				20,979
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	5,049
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,394
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	5,360	5,378
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,102
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,458
				20,381
Virginia (2.3%)
Arlington County VA GO	5.000%	8/15/17	5,955	7,235
Fairfax County VA Economic Development
Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,551
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	2.000%	4/1/14	2,905	2,985
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,687
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	11,358
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,818
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,660
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,300
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	15,356
Fairfax County VA Public Improvement GO	5.000%	4/1/19	2,050	2,501
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	13,878

Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	3,175
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	2,000	2,523
Hampton VA GO	4.000%	1/15/19	3,000	3,534
Hampton VA GO	5.000%	1/15/20	3,000	3,678
Loudoun County VA GO	5.000%	12/1/21	9,185	11,611
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	32,000	33,709
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	10,000	10,534
Newport News VA GO	4.000%	7/15/17	2,825	3,276
Norfolk VA Water Revenue	5.000%	11/1/15	550	630
Norfolk VA Water Revenue	5.000%	11/1/18	725	894
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,270
Portsmouth VA GO	5.000%	7/1/14 (ETM)	175	191
Portsmouth VA GO	5.000%	7/1/14 (4)	3,355	3,653
Richmond VA GO	5.000%	7/15/16	4,120	4,834
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,982
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,640
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/23	3,000	3,548
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,624
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,738
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,703
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,570
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	19,405	20,401
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	42,520	48,750
1 University of Virginia Revenue TOB VRDO	0.180%	8/1/12	9,000	9,000
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	8,951
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/13 (Prere.)	10,000	10,631
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	6,234
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/24	5,335	6,023
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/25	5,665	6,362
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/26	5,955	6,649

Virginia Beach VA GO	5.000%	4/1/18	3,250	3,980
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	1,020	1,178
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,189
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	12,459
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	22,883
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	12,794
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,269
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,992
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	3,000	3,415
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/17	11,035	13,337
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	8,010	9,230
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	8,430	9,714
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	8,855	10,204
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	9,320	10,740
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	9,105	10,492
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	23,003
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	9,893
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,520	10,532
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,533
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/23	2,000	2,523
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,496

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	26,416
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,252
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/25	10,000	12,472
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	6,246
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	6,215
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,465
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,571
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	15,462
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	16,653
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	6,436
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/29	17,400	21,173
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	35,894
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	37,382
Virginia Public Building Authority Facility
Revenue VRDO	0.160%	8/7/12	8,200	8,200
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	13,997
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	9,416
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/22	14,000	18,006
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	11,540	14,126
Virginia Public Building Authority Revenue	5.000%	8/1/14 (Prere.)	10,000	10,934
Virginia Public School Authority Revenue	5.000%	4/15/13	7,160	7,405
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,304
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	9,287
Virginia Public School Authority Revenue	5.000%	8/1/17	10,660	12,861
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	20,191
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	3,121
Virginia Public School Authority Revenue	5.000%	8/1/24	5,480	6,888
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,369
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	13,887
				845,132
Washington (2.3%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,199
Clark County WA GO	4.750%	12/1/14 (Prere.)	3,275	3,607

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,000	31,015
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	25,063
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/15	6,710	7,594
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	11,403
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	14,000	17,124
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,976
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,887
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,786
King County WA GO	5.000%	7/1/17	5,360	6,435
King County WA Sewer Revenue	5.250%	1/1/27	1,890	2,309
1 King County WA Sewer Revenue TOB VRDO	0.180%	8/1/12	3,685	3,685
1 King County WA Sewer Revenue TOB VRDO	0.160%	8/7/12	6,950	6,950
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,181
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,643
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,548
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,424
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,404
Port of Seattle WA Revenue	5.000%	8/1/27	18,635	22,243
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,884
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,886
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,465
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,491
University of Washington Revenue	5.000%	4/1/15	9,830	11,036
University of Washington Revenue	5.000%	7/1/27	6,925	8,592
University of Washington Revenue	5.000%	4/1/28	10,195	12,311
University of Washington Revenue	5.000%	7/1/28	11,490	14,181
University of Washington Revenue	5.000%	7/1/29	5,000	6,121
University of Washington Revenue	5.000%	4/1/30	9,315	11,111
University of Washington Revenue	5.000%	7/1/30	10,495	12,776
University of Washington Revenue	5.000%	4/1/31	10,500	12,453
University of Washington Revenue	5.000%	4/1/32	11,375	13,423
University of Washington Revenue	5.000%	7/1/32	5,000	6,014
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/19	3,445	4,232
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,974
2 Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,894
2 Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,566
2 Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,672
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,576
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,942
Washington GO	5.700%	10/1/15 (4)	7,700	8,314
Washington GO	5.000%	7/1/17	32,460	39,055
Washington GO	5.000%	2/1/18	9,165	11,099
Washington GO	5.000%	7/1/19	6,940	8,594
Washington GO	0.000%	6/1/20 (3)	5,500	4,672
Washington GO	5.000%	7/1/20	10,000	11,881
Washington GO	5.000%	8/1/20	4,845	6,045
Washington GO	5.000%	7/1/23	10,000	12,619
Washington GO	5.000%	7/1/24	5,000	6,272
Washington GO	5.000%	1/1/25	1,750	2,120

Washington GO	5.000%	2/1/28	10,000	11,937
Washington GO	5.000%	8/1/28	8,000	9,631
Washington GO	5.000%	2/1/29	6,790	8,090
Washington GO	5.000%	2/1/29	9,650	11,446
Washington GO	5.000%	7/1/30	5,000	5,824
Washington GO	5.000%	8/1/30	10,000	12,241
Washington GO	5.000%	8/1/30	20,980	24,997
Washington GO	5.000%	6/1/31	5,250	6,198
Washington GO	5.000%	2/1/32	6,170	7,318
Washington GO	5.000%	6/1/32	5,500	6,483
1 Washington GO TOB VRDO	0.160%	8/7/12	10,000	10,000
Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) VRDO	0.170%	8/7/12	35,100	35,100
Washington Health Care Facilities Authority
Revenue (Fred Hutchinson Cancer Research
Center) VRDO	0.200%	8/1/12 LOC	18,570	18,570
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,273
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,428
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,928
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,450
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,232
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,906
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	4,028
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	4,088
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	4,144
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,979
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,259
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,378
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	26,877
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,323
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.310%	8/7/12 LOC	10,000	10,000
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,952
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,404
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	5,034

Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,237
Washington State University General Revenue	5.000%	10/1/28	3,070	3,678
Washington State University General Revenue	5.000%	10/1/29	3,070	3,654
Washington State University General Revenue	5.000%	10/1/30	3,140	3,714
Washington State University General Revenue	5.000%	10/1/31	3,170	3,727
Washington State University General Revenue	5.000%	10/1/32	1,600	1,876
				838,151
West Virginia (0.3%)
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	10,000	10,357
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	3,000	3,107
West Virginia Economic Development Authority
Revenue	5.000%	6/15/19	1,395	1,726
West Virginia Economic Development Authority
Revenue	5.000%	6/15/21	3,500	4,327
West Virginia Economic Development Authority
Revenue	5.000%	6/15/22	2,055	2,516
West Virginia Economic Development Authority
Revenue	5.000%	6/15/23	1,745	2,120
West Virginia Economic Development Authority
Revenue	5.000%	6/15/25	2,445	2,920
West Virginia Economic Development Authority
Revenue	5.000%	6/15/27	5,085	5,996
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,372
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,747
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,323
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,310
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	7,079
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,623
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,370
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,430	3,854
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,636
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,194
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	13,820

West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	3,034
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,941
West Virginia University Revenue	5.000%	10/1/17	1,500	1,797
West Virginia University Revenue	5.000%	10/1/30	3,000	3,499
				96,668
Wisconsin (0.7%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	2,025
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,641
Madison WI Metropolitan School District
Revenue TOB VRDO	0.180%	8/1/12	33,295	33,295
Milwaukee WI GO	5.000%	5/1/18	11,655	14,174
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,523
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	814
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,153
Wisconsin GO	5.000%	5/1/13	2,500	2,590
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,072
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,278
Wisconsin GO	5.000%	5/1/14	3,500	3,786
Wisconsin GO	5.000%	5/1/14 (14)	7,390	7,993
Wisconsin GO	5.000%	5/1/15	3,000	3,374
Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,074
Wisconsin GO	5.000%	5/1/16	4,000	4,657
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,728
Wisconsin GO	5.000%	5/1/17	4,000	4,784
Wisconsin GO	5.000%	11/1/17	4,500	5,455
Wisconsin GO	5.000%	5/1/18	3,800	4,626
Wisconsin GO	5.000%	5/1/19	7,135	8,570
Wisconsin GO	5.000%	5/1/22	3,500	4,290
Wisconsin GO	5.000%	5/1/26	2,775	3,420
Wisconsin GO	5.000%	5/1/27	1,400	1,716
Wisconsin GO	6.000%	5/1/27	10,000	12,585
Wisconsin GO	5.000%	5/1/28	2,060	2,511
Wisconsin GO	5.000%	5/1/29	1,715	2,076
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,892
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,881
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	6,207
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,839
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,404
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,226

Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,900
Wisconsin Health & Educational Facilities
Authority Revenue (Meriter Hospital Inc.
Project) VRDO	0.190%	8/1/12 LOC	1,975	1,975
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	13,066
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,601
Wisconsin Transportation Revenue	5.000%	7/1/19	8,840	10,941
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,782
				248,924
Total Tax-Exempt Municipal Bonds (Cost $33,449,071)				36,160,511
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
4 Vanguard Municipal Cash Management Fund
(Cost $478,423)	0.147%		478,422,945	478,423

Total Investments (101.0%) (Cost $33,927,494)				36,638,934
Other Assets and Liabilities-Net (-1.0%)				(368,472)
Net Assets (100%)				36,270,462

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $1,065,772,000, representing 2.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2012.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.

Intermediate-Term Tax-Exempt Fund

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

Intermediate-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	36,160,511	—
Temporary Cash Investments	478,423	—	—
Total	478,423	36,160,511	—

C. At July 31, 2012, the cost of investment securities for tax purposes was $33,977,951,000. Net unrealized appreciation of investment securities for tax purposes was $2,660,983,000, consisting of unrealized gains of $2,674,627,000 on securities that had risen in value since their purchase and $13,644,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.4%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,796
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,691
East Alabama Health Care Authority Health
Care Facilities Revenue (East Alabama
Medical Center) PUT	5.000%	9/1/13 (Prere.)	5,000	5,253
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	9,214
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,179
				32,133
Alaska (0.2%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,929
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	6,000	7,122
				14,051
Arizona (1.8%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,302
Arizona COP	5.000%	9/1/23 (4)	12,140	13,623
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,912
Arizona State University COP	5.375%	7/1/13 (14)	2,905	2,917
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17	3,500	4,194
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	5,177
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	15,265	19,023
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	5,381
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/21	3,190	4,087
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	10,140
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,104
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,731
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,533
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,500	8,140
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	15,000	16,280

Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21 (14)	5,135	5,757
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	11,627
				142,928
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	2,870	3,164
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,650
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,452
				9,266
California (16.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.170%	8/7/12 LOC	12,705	12,705
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	1,824
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	3,273
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	4,032
1 Anaheim CA Public Financing Authority Lease
Revenue (Anaheim Public Improvements
Project) TOB VRDO	0.140%	8/7/12 LOC	25,115	25,115
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/31 (4)	16,235	16,340
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	11,000	12,537
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/27	8,000	9,273
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	4,320
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	6,631
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	3,165	3,681
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,213
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	9,049
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,000	6,158
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	6,315
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	7,560	8,926
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	10,000	11,849
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	4,145	4,517
California Economic Recovery Bonds GO	5.000%	7/1/15	5,990	6,490
California Economic Recovery Bonds GO	5.250%	7/1/21	8,750	10,673
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,989
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,806

California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,194
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,853
California GO	6.250%	9/1/12	1,655	1,663
California GO	5.000%	2/1/14 (Prere.)	3,565	3,806
California GO	5.000%	2/1/14 (Prere.)	1,500	1,601
California GO	5.500%	4/1/18	7,000	8,557
California GO	5.000%	6/1/19 (14)	4,500	5,230
California GO	5.000%	9/1/20	5,130	5,857
California GO	5.000%	10/1/20	10,000	12,212
California GO	5.250%	11/1/21	2,000	2,112
California GO	5.250%	9/1/22	11,500	14,388
California GO	5.250%	9/1/24	12,500	15,049
California GO	5.625%	4/1/26	21,900	25,913
California GO	6.000%	3/1/33	4,000	4,927
California GO	6.500%	4/1/33	41,500	51,836
California GO	6.000%	11/1/35	10,000	12,123
California GO	4.500%	10/1/36	1,500	1,550
California GO	6.000%	4/1/38	10,340	12,208
California GO	6.000%	11/1/39	5,000	5,971
California GO	5.250%	11/1/40	18,000	20,405
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,278
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,660
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,310
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	15,000	16,269
California Health Facilities Financing Authority
Revenue (Pomona Valley Hospital Medical
Center)	5.750%	7/1/15 (14)	5,180	5,195
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,240
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	8,325	9,130
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,248
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	4,000	4,266
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	18,015
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.250%	2/1/39	15,000	16,551
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.500%	4/1/13	10,000	10,147
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,614
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	9,340	9,377
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	6,000	6,800

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	2,500	2,808
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	11,897
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/20	2,000	2,392
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	5,000	5,581
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,430
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	5,000	5,406
California State University Revenue Systemwide	5.000%	11/1/21	5,000	6,250
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	11,354
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,735
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	12,500	13,682
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	7,000	7,392
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	10,500	11,718
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,418
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	4,294
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,804
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	26,020	27,057
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	10,825	11,342
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	20,000	21,088
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	12,090	10,335
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	5,345	4,501
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	16,852
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,136
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,760
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,930
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,725
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	12,177
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,498
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	10,000	11,224
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	12,500	13,823
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,568
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	5,000	5,546
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.180%	8/1/12	3,200	3,200

Los Angeles CA GO	5.000%	9/1/22	3,475	4,321
Los Angeles CA GO	5.000%	9/1/22	9,745	12,116
Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	9,000	9,416
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	11,092
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	8,057
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	8,074
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	8,591
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	31,476
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,437
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	13,352
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.150%	8/1/12	18,850	18,850
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,871
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,000	5,063
M-S-R California Energy Authority Revenue CP	6.500%	11/1/39	10,000	12,658
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	2,020	2,107
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	7,765	9,766
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,704
Metropolitan Water District of Southern
California Revenue VRDO	0.120%	8/7/12	2,470	2,470
Metropolitan Water District of Southern
California Revenue VRDO	0.150%	8/7/12	1,835	1,835
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,234
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	20,225	25,448
Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	6,446
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	4,307
1 Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) TOB VRDO	0.180%	8/7/12	8,650	8,650
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,771
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	8,550
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	10,000	11,799
Sacramento CA Municipal Utility District
Revenue	6.500%	9/1/13 (14)	2,435	2,496
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	4,750	5,775
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,672
Sacramento CA Municipal Utility District
Revenue VRDO	0.200%	8/7/12 LOC	17,200	17,200
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	12,073
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	18,507
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,887
San Diego CA Unified School District GO	0.000%	7/1/13 (ETM)	7,160	7,138
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	12,002
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	4,080
San Diego CA Unified School District GO	0.000%	7/1/39	6,300	1,650
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	1,844

San Diego CA Unified School District GO	0.000%	7/1/41	10,000	2,331
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	10,000	11,848
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,827
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	4,700
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	11,415	11,668
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,029
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	5,476
San Ramon Valley CA Unified School District
GO	5.000%	8/1/23	2,500	3,153
San Ramon Valley CA Unified School District
GO	5.000%	8/1/24	2,810	3,515
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	3,525	3,762
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,524
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,865
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	3,091
Southern California Public Power Authority
Revenue (Transmission Project)	0.000%	7/1/14	8,500	8,331
State Center California Community College
District GO	5.000%	8/1/31 (4)	16,100	17,766
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	2,020
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,275	4,674
University of California Revenue	4.500%	5/15/31 (4)	14,920	15,738
University of California Revenue	5.000%	5/15/35	3,675	4,077
1 University of California Revenue TOB VRDO	0.150%	8/1/12	8,200	8,200
Ventura County CA Community College District
GO	5.500%	8/1/33	12,000	14,274
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	13,840
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,803
				1,337,491
Colorado (2.3%)
Aurora CO COP	5.000%	12/1/27	3,675	4,176
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,642
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,715
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/41	4,000	4,364
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/40	2,035	2,217
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.170%	8/7/12	4,600	4,600
Colorado Springs CO Utility System Revenue	5.000%	11/15/13 (Prere.)	12,725	13,496
Colorado Springs CO Utility System Revenue	5.375%	11/15/16 (2)	12,790	12,967
Colorado Springs CO Utility System Revenue	5.375%	11/15/17 (2)	13,490	13,672

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	10,000	9,778
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,795	5,357
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	9,101
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	10,011
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	12,636
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	5,202
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	6,614
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.700%	6/15/16 (Prere.)	15,000	17,906
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	16,000	19,161
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/34	5,000	5,749
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/41	11,500	13,087
University of Colorado Enterprise System
Revenue	5.750%	6/1/28	1,000	1,260
				181,711
Connecticut (0.7%)
Connecticut GO	5.000%	12/1/19	8,225	10,260
Connecticut GO	5.000%	12/1/20	10,000	12,298
Connecticut GO	5.000%	11/1/22	7,150	8,986
Connecticut GO	5.000%	4/15/25	10,000	12,370
Connecticut GO	5.000%	4/15/26	5,000	6,154
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	8,500	8,962
				59,030
District of Columbia (0.4%)
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,492
District of Columbia Revenue (Washington
Drama Society) VRDO	0.160%	8/7/12 LOC	1,875	1,875
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	8,000	9,234
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	15,199
				31,800
Florida (6.6%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	1.183%	12/1/37	10,000	7,174
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	15,000	16,975
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,121
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	18,000	19,735
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,723

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,872
Davie FL Water & Sewer Revenue	6.375%	10/1/12 (ETM)	720	727
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,000	11,359
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (14)	13,770	15,964
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,857
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (14)	11,900	12,464
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (3)	8,000	9,033
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/19	5,565	7,074
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	5,249
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	3,096
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.150%	8/7/12	3,000	3,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.160%	8/7/12	9,600	9,600
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	9,642
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	10,066
Florida Department of Transportation GO	5.000%	7/1/32 (4)	9,750	10,486
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,577
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,706
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,260
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	281
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	212
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	293
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,366
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,620
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	4,085	4,378
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,366
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	15,289
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.150%	8/1/12	1,400	1,400
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	4,042
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.170%	8/1/12 LOC	1,100	1,100

Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,280
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	5,000	5,393
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,730	13,395
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	7,750	8,071
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,441
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,601
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	15,984
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,792
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,935
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	9,088
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,372
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,821
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26 (2)	17,240	18,835
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	6,500	7,070
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,778
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,596
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	11,247
2 Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	7,892
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	5,265	5,696
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/13 (14)	9,695	10,320
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	4,183
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,644
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	5,000	5,436
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	20,000	23,014
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	19,606
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	8,000	9,154
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,187
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	4,300	4,876
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	5,502
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,260
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/32	8,000	8,685

Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	14,331
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	8,256
Tampa FL Utility Revenue	6.750%	10/1/12 (2)	10,635	10,748
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,875
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,962
				528,433
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	4,051
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33 (4)	10,020	10,607
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,963
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,666
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,109
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,653
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,764
Atlanta GA Airport Revenue	5.000%	1/1/37	5,000	5,627
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,765
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	26,425	26,473
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,280
Cobb County GA Kennestone Hospital Authority
Revenue	5.250%	4/1/41	10,000	11,147
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,849
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,296
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	6,650	7,606
Georgia GO	5.000%	9/1/21	2,175	2,807
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,599
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,910
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,674
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	11,708
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	16,536
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	9,670	11,243
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,000	9,665
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/19	5,000	6,058
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,024
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/18	7,000	8,356
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,712
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.160%	8/7/12	2,955	2,955

Private Colleges & University Authority of
Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	5,000	5,539
				215,642
Hawaii (0.6%)
Hawaii GO	5.000%	12/1/21	5,150	6,558
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,886
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,903
Honolulu HI City & County GO	5.250%	4/1/28	8,000	9,462
Honolulu HI City & County GO	5.250%	4/1/30	8,000	9,381
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,426
Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,804
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,917
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,984
				50,321
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/33	6,000	7,201
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,630
				14,831
Illinois (7.2%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	7,952
Chicago IL Board of Education GO	0.000%	12/1/13 (2)	5,000	4,944
Chicago IL Board of Education GO	0.000%	12/1/14 (2)	5,000	4,884
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,960
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,995
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	8,265
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	4,358
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	9,428
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,689
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,228
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,669
Chicago IL GO	5.000%	12/1/22	3,230	3,788
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,777
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,468
Chicago IL GO	5.000%	1/1/28 (4)	7,500	8,239
Chicago IL GO	5.650%	1/1/28 (14)	2,820	3,149
Chicago IL GO	5.250%	1/1/35	5,000	5,614
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,908
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,822
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	19,375
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/40	2,000	2,132
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.300%	8/7/12 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,488
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	36,788
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,862
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	6,170
Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	15,143
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,800
Cook County IL GO	5.250%	11/15/28	6,000	7,039
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,910

Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	4,000	4,455
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,663
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,737
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,428
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	16,887
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,692
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,276
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	18,117
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,345	7,297
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,353
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	16,000	19,180
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,563
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,335
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/33	7,750	9,475
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/37	10,000	12,049
Illinois GO	2.000%	2/1/13	17,205	17,340
Illinois GO	5.000%	8/1/20	10,000	11,445
Illinois GO	5.000%	3/1/21	4,000	4,569
Illinois GO	5.000%	8/1/21	7,000	8,026
Illinois GO	5.000%	8/1/24	9,000	10,163
Illinois GO	5.000%	8/1/25	2,000	2,241
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	20,885	25,263
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,583
Illinois Sales Tax Revenue	5.000%	6/15/19	5,000	6,080
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,924
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,881
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,929
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,903
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	22,166
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	6/15/20	5,000	5,277
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	4,500	4,923
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/14 (14)	16,100	15,515
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,996
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	12,000	13,182

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	5,000	6,097
1 Metropolitan Pier & Exposition Authority Illinois
Hospital Facilities Revenue TOB VRDO	0.650%	8/7/12 (ETM)	11,405	11,405
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,835
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,456
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,486
Will County IL Community School District GO	0.000%	11/1/13 (ETM)	10,000	9,930
				579,771
Indiana (1.3%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/18	4,450	5,316
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	3,070
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,297
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.190%	8/7/12 LOC	10,300	10,300
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.180%	8/1/12	6,435	6,435
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.150%	8/7/12	3,890	3,890
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.170%	8/1/12	5,300	5,300
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.170%	8/1/12	6,100	6,100
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	7,045	7,403
Indiana Municipal Power Agency Revenue	6.125%	1/1/13 (ETM)	2,545	2,606
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,461
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,425
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/28 (4)	6,160	7,270
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	6,245	7,324
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	10,545
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	8,939
				107,681
Kansas (0.2%)
Burlington KS Pollution Control Revenue
(Kansas Gas & Electric Co. Project)	4.850%	6/1/31 (14)	7,500	7,855
Overland Park KS Development Corp. Revenue
(Convention Center Hotel Project)	5.250%	1/1/32 (2)	10,000	10,121
				17,976

Kentucky (1.0%)
Kentucky Asset/Liability Commission General
Fund Revenue	0.712%	11/1/17 (14)	8,750	8,529
Kentucky Asset/Liability Commission General
Fund Revenue	0.832%	11/1/21 (14)	23,945	21,450
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,687
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,703
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	5,080	6,115
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	15,000	18,394
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,654
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,500	7,288
				82,820
Louisiana (1.4%)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	9,066
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	7,734
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,621
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	7,500	9,235
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,770
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	4,000	4,800
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	15,678
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	10,333
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,799
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	5,079
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,232
St. John Baptist Parish LA Revenue (Marathon
Oil Corp. Project)	5.125%	6/1/37	12,500	13,275
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	14,500	14,790
				111,412
Maryland (0.7%)
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,884
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (12)	500	521
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/33 (12)	2,500	2,582

Maryland GO	5.000%	3/1/21	5,000	6,255
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,709
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/30	1,000	1,190
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/32	2,000	2,356
Maryland Health & Higher Educational Facilities
Authority Revenue (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	16,308
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	11,485	14,188
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/34 (14)	2,900	3,057
				57,050
Massachusetts (4.1%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,912
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	6,680	7,712
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	7,235	9,655
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	4,201
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.500%	8/7/12	10,334	10,334
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.650%	8/7/12	12,980	12,980
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,113
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,847
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,125
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,057
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,650
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,646
3 Massachusetts GO	0.530%	9/1/14	5,000	5,000
Massachusetts GO	5.500%	8/1/20	1,000	1,299
Massachusetts GO	0.882%	5/1/37 (13)	20,000	16,145
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	9,267
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	10,000	12,164
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	7,725
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	8,824

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	11,378
2 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	5,000	6,355
2 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	10,000	12,734
2 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	3,670	4,646
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	18,630	20,618
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	9,392
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	7,804
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	10,768
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	9,069
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,160	6,624
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	20,000	24,183
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31 (2)	21,000	23,643
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	13,735
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,733
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	5,000	5,925
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	3,000	3,409
				329,672
Michigan (2.4%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	3,027
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,200
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,371
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,493
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	13,000	14,385
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	6,685
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	1/15/42	10,805	11,854
Michigan Building Authority Revenue VRDO	0.140%	8/7/12 LOC	3,490	3,490
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/21	2,750	3,489
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,872
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,849
Michigan GO	5.250%	9/15/26 (4)	14,000	15,639
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,529
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,615
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	12,000	12,652

Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.170%	8/7/12 LOC	7,000	7,000
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/39	9,000	10,448
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,637
Michigan State University Board of Trustees
General Revenue VRDO	0.150%	8/7/12	12,300	12,300
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	4,555	3,965
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	10,675	9,037
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,445	3,638
Oakland University of Michigan Revenue VRDO	0.160%	8/7/12 LOC	23,320	23,320
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	9,126
University of Michigan University Revenue	5.000%	4/1/18	6,950	8,477
				195,098
Minnesota (0.3%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	5,082
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/17	1,940	2,265
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/19	2,100	2,498
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,437
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,866
				23,148
Mississippi (0.5%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/36 (10)	10,000	10,206
Mississippi GO	5.000%	10/1/36	10,000	11,644
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,312
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,166
				38,328
Missouri (1.0%)
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	11,660	12,032
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	3,500	3,854
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester
Cox Medical Center)	5.250%	6/1/15 (14)	3,295	3,437
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.250%	8/7/12 LOC	9,850	9,850
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	12,750	15,110
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	9,281

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/29	5,000	5,512
1 Springfield MO Public Utility Revenue TOB
VRDO	0.230%	8/7/12	14,300	14,300
St. Louis MO Special Obligation Revenue	5.000%	12/1/19	4,045	5,025
				78,401
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,492
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,451
Nebraska Investment Finance Authority Single
Family Housing Revenue	5.900%	9/1/36	3,855	4,457
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/39	5,000	5,673
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,775
				24,848
Nevada (1.0%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,227
Clark County NV School District GO	5.000%	6/15/19 (14)	12,590	13,865
Clark County NV School District GO	5.000%	6/15/19 (14)	9,155	10,237
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	2,000	2,120
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	12,454
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,240
2 Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,734
2 Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,107
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,399
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,782
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,718
				83,883
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,813
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,458
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	2,050	2,162
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	5,000	6,047
				12,480
New Jersey (4.6%)
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/14 (ETM)	10,185	11,355
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/15 (ETM)	10,820	12,647
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.150%	8/1/12 LOC	1,800	1,800

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	31,447
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (2)	6,515	7,123
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	25,000	31,006
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	12,854
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	11,790
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	22,000	24,777
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,672
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,357
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.250%	12/1/12	5,830	5,906
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	9,084
New Jersey GO	5.000%	8/15/20	4,750	5,940
1 New Jersey GO TOB VRDO	0.200%	8/1/12	1,375	1,375
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,308
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	1,110	1,150
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,800	3,009
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	1,315	1,404
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.150%	8/7/12	5,100	5,100
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	580	599
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	310	321
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (4)	55	57
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	3,200	3,689
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	7,000	8,567
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	36,000	45,471
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	6,139
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	10,601
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	5,180	6,514
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	8,753
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,026
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	11,684

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,102
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.120%	8/7/12 LOC	14,500	14,500
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	326
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	790	932
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	3,035	3,338
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	32,202
Rutgers State University New Jersey Revenue
VRDO	0.150%	8/1/12	4,800	4,800
				369,725
New Mexico (0.2%)
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	10,000	10,918
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	7,063
				17,981
New York (15.1%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,894
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,200	4,599
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	2,000	2,464
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,825
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	8,042
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.150%	8/7/12 LOC	9,575	9,575
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	11,075	11,386
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	7,000	8,204
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/13 (4)	11,000	10,968
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	3,680	4,392
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,661
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	2,500	2,767
Long Island NY Power Authority Electric System
Revenue VRDO	0.130%	8/7/12 LOC	8,000	8,000
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	6,355	4,538
New York City NY GO	5.000%	8/1/17	10,000	11,988
New York City NY GO	5.000%	8/1/19	14,000	17,215
New York City NY GO	5.000%	8/1/19	2,000	2,459
New York City NY GO	5.000%	8/1/21	15,000	18,820

New York City NY GO	5.000%	8/1/21	6,000	7,421
New York City NY GO	5.125%	12/1/23	12,875	15,368
New York City NY GO	5.000%	8/1/24	5,000	5,869
New York City NY GO	5.000%	8/1/25	5,000	5,940
New York City NY GO	5.000%	10/1/25	11,800	14,438
New York City NY GO	5.000%	8/1/27	7,000	8,232
New York City NY GO	5.000%	8/1/31	5,000	5,870
New York City NY GO	5.000%	8/1/32	14,000	16,350
New York City NY GO VRDO	0.140%	8/1/12 LOC	4,300	4,300
New York City NY GO VRDO	0.150%	8/1/12	1,000	1,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,783
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	6,787
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	3,384
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	6,501
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,583
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	17,221
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,676
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,774
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,094
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,555
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,366
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	17,879
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	12,000	13,696
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,702
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,899
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	19,310	22,040
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	8/1/12	9,700	9,700
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	13,671
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	18,442
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,751
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,191

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,195	4,023
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,135	3,947
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	7,000	8,814
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,505
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/23	7,225	8,882
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	7,000	7,294
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	11,780	13,506
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,882
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	7,000	7,927
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,250	6,180
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,940	12,598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	7,050	7,915
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	14,420	16,445
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.180%	8/7/12	2,140	2,140
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.140%	8/1/12	4,145	4,145
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.190%	8/1/12 LOC	900	900
New York GO	5.000%	2/1/30	3,385	3,958
New York GO	5.000%	2/15/30	4,000	4,741
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,436
New York Liberty Development Corp. Revenue	5.000%	12/15/41	10,000	11,335
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,550	22,821
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	7,099
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	10,000	11,545
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (12)	8,415	10,556
2 New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,831
2 New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,905
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,600	8,025
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,585
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,477
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,232

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	6,158
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,695
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	2,000	2,431
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,709
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,427
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	3,064
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,792
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,000	9,143
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/19	4,000	4,599
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,768
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	10,000	11,430
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	9,635
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	13
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19	3,890	4,800
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	13,332
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,800	3,267
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	5,800	6,681
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	12,050
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/20	10,000	12,394
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21	20,000	25,270
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,839
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24 (2)	10,000	11,058
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/25	7,500	9,329
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,633
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	20,000	23,117
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	10,100	11,544

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	7,500	8,565
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,828
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,655
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.160%	8/7/12 LOC	2,715	2,715
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,000	5,941
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	4,062
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	4,000	4,614
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.170%	8/7/12	7,700	7,700
New York State Local Government Assistance
Corp. Revenue VRDO	0.140%	8/7/12	3,500	3,500
New York State Local Government Assistance
Corp. Revenue VRDO	0.140%	8/7/12	1,600	1,600
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.230%	8/7/12	4,600	4,600
New York State Thruway Authority Revenue	5.000%	1/1/37	7,000	7,926
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,495	13,152
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	9,000
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,390
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	15,650	19,802
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,741
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,940
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,396
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	9,475
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,923
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,555
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	30,175	35,878
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	12,336
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,621
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	8,395	9,627
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,325
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	0.000%	6/1/44	5,500	5,133

Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	4,000	3,226
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	1,035	1,039
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/20	12,565	13,096
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/21 (2)	12,000	12,482
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/22 (2)	5,000	5,201
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/17	5,000	5,072
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	8,828
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	14,327
				1,213,378
North Carolina (1.1%)
Charlotte NC Airport Revenue	5.000%	7/1/39	1,000	1,115
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,873
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.125%	1/15/37	2,000	2,231
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.250%	1/15/42	6,000	6,829
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	3,300	3,503
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Wake Forest
University)	5.000%	1/1/38	2,975	3,333
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	4,140	4,815
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	5,000	5,673
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	5,000	5,654
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,499
North Carolina GO	5.000%	5/1/21	2,955	3,799
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/38	1,825	2,011
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,407
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/16	10,000	11,501
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	10,000	11,841
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	4,000	4,700
Wake County NC GO	5.000%	2/1/22	5,100	6,629
				86,413

Ohio (2.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.170%	8/7/12 LOC	1,700	1,700
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,488
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.160%	8/7/12 LOC	2,500	2,500
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,738
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	8,637
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	9,930	8,212
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	5,500	4,458
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	8,860	7,160
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,594
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,664
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.180%	8/7/12	2,500	2,500
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	6,265	6,392
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.160%	8/7/12	11,000	11,000
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,796
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,672
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,995
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,854
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,215
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.160%	8/7/12	1,400	1,400
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	3,000	3,181
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/20	8,600	10,635
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,230
Ohio GO	5.000%	5/1/18	4,450	4,966
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.150%	8/1/12 LOC	800	800
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.140%	8/7/12 LOC	1,795	1,795
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	11,226

Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	8,330
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	10,000	10,464
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	1,810	1,894
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	6,530	8,210
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,783
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	3,000	3,715
				182,204
Oklahoma (0.0%)
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,504

Oregon (0.5%)
Oregon Department of Administrative Services
COP	5.000%	5/1/27	6,755	7,711
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/26	10,000	11,976
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,887
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,946
				37,520
Pennsylvania (3.0%)
Allegheny County PA Higher Education Building
Authority University Revenue (Point Park
University) VRDO	0.170%	8/7/12 LOC	2,700	2,700
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,514
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.140%	8/7/12 LOC	1,000	1,000
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	11,238
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.160%	8/7/12	2,800	2,800
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.130%	8/7/12 LOC	2,400	2,400
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	8/7/12 LOC	1,000	1,000
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,673
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,390
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,686

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,664
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,696
Norwin PA School District GO	3.250%	4/1/31 (4)	8,915	8,828
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	5,620	6,365
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,483
1 Pennsylvania GO TOB VRDO	0.160%	8/7/12	7,000	7,000
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.150%	8/7/12 LOC	1,800	1,800
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,671
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.160%	8/7/12	4,875	4,875
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.160%	8/7/12	3,320	3,320
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	15,990
1 Pennsylvania State University Revenue TOB
VRDO	0.140%	8/7/12 LOC	1,300	1,300
1 Pennsylvania State University Revenue TOB
VRDO	0.160%	8/7/12	1,700	1,700
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,677
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,571
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,357
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,887
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	2,135	2,609
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	23,239
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,595	8,319
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,270
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.150%	8/7/12	1,800	1,800
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,909
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	20,068
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	2,000	2,308
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.140%	8/7/12 LOC	6,400	6,400
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,955
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (ETM)	3,435	3,546
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (14)	3,440	3,532
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	1,875	2,008
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,895

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,868
				240,311
Puerto Rico (1.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,376
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	6,511
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	10,000	10,291
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	7,328
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/34 (2)	15,305	4,265
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	415	452
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	14,585	15,592
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,830
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	3,248
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	31,634
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	69,500	6,199
				90,726
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	9,137
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	3,101
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/32 (4)	1,000	1,051
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,821
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,799
				17,909
South Carolina (2.4%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/17	5,000	5,457
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,580	11,991
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	11,800	13,098
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/31	7,000	7,827
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.170%	8/7/12	9,790	9,790
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,624
Medical University South Carolina Hospital
Authority Hospital Facilities Revenue	6.375%	8/15/12 (Prere.)	7,750	7,769
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,323
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	13,806
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18	1,000	1,169
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21	3,200	3,849
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,887
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System)	5.625%	11/15/12 (Prere.)	2,080	2,113
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	10,000	11,913

South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,846
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.180%	8/7/12	7,280	7,280
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/20 (2)	20,840	22,581
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/21 (2)	27,170	29,440
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	6,183
1 York County SC Rock Hill School District No. 3
GO TOB VRDO	0.190%	8/7/12 (4)	12,340	12,340
				195,286
Tennessee (0.2%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.160%	8/7/12 LOC	670	670
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Meharry Medical
College)	6.000%	12/1/12 (2)	1,200	1,213
Shelby County TN GO VRDO	0.150%	8/7/12	1,300	1,300
Shelby County TN Health Educational &
Housing Facility Board Hospital Revenue
(Methodist Health System)	5.500%	8/1/12 (ETM)	465	465
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	388
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	4,660	5,139
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,350	5,598
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	2,150	2,373
				17,146
Texas (7.7%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,477
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	2,320	2,916
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	6,233
1 Beaumont TX Independent School District
School Building GO TOB VRDO	0.190%	8/7/12	6,675	6,675
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,000	1,159
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,580
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,388
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,587
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,363
Dallas TX GO	5.000%	2/15/19	15,000	18,441
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,483
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,168
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/31	3,250	3,949

Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.200%	8/1/12	2,600	2,600
1 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.180%	8/1/12 (ETM)	8,000	8,000
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.190%	8/1/12	7,900	7,900
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,638
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,797
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,350
Houston TX Airport System Revenue	5.000%	7/1/31	1,930	2,220
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,417
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,615
Houston TX Utility System Revenue	5.250%	11/15/30	7,500	9,010
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,978
1 Houston TX Utility System Revenue TOB VRDO	0.150%	8/1/12 (13)	2,750	2,750
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	6,115	6,598
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,442
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,931
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	264
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	13
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	26
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,729
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,437
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,532
Lubbock TX Independent School District GO
VRDO	0.230%	8/7/12	14,800	14,800
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,711
Montgomery County TX GO	5.125%	3/1/31	4,000	4,595
Montgomery County TX GO	5.250%	3/1/32	5,000	5,820
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,349
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,185
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,424
2 North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,245
2 North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,918
2 North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,000	2,209
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,691
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,915
North Texas Tollway Authority System Revenue	5.500%	9/1/41	10,000	11,878
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,122
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.160%	8/7/12 (13)	5,800	5,800
North Texas Tollway Authority System Revenue
VRDO	0.170%	8/7/12 LOC	8,600	8,600
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	7,425	7,450
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,128
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.261%	10/1/20	5,000	4,962

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,000	5,664
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	6,895
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.170%	8/1/12	5,260	5,260
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,484
Texas City TX Industrial Development Corp.
Marine Terminal Revenue (ARCO Pipe Line
Co. Project)	7.375%	10/1/20	17,310	23,692
Texas GO	5.750%	8/1/32	10,380	10,422
1 Texas GO TOB VRDO	0.180%	8/1/12	1,600	1,600
1 Texas GO TOB VRDO	0.180%	8/1/12	5,200	5,200
1 Texas GO TOB VRDO	0.180%	8/1/12	900	900
1 Texas GO TOB VRDO	0.160%	8/7/12	3,975	3,975
3 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.620%	9/15/17	4,370	4,260
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	38,730	38,445
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	33,650
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	32,137
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	5,007
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	6,003
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	16,000	16,681
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	10,000	10,068
Texas Transportation Commission Mobility Fund
GO VRDO	0.140%	8/7/12	9,400	9,400
1 Texas Transportation Commission Revenue
TOB VRDO	0.230%	8/7/12	5,000	5,000
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	5,354
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	14,065
University of Houston Texas Revenue	5.000%	2/15/43	20,235	22,760
				619,390
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,344
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	17,395	18,146
				23,490
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/34 (4)	10,000	10,644

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	4,393
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	4,000	4,366
				8,759
Virginia (1.6%)
Chesterfield County VA GO	5.000%	1/1/22	6,340	8,230

Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	11,426
Fairfax County VA Public Improvement GO	5.000%	4/1/21	7,800	10,000
Fairfax County VA Public Improvement GO	5.000%	4/1/22	8,000	10,409
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,848
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	7,500	7,900
Norfolk VA Economic Development Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/36	7,000	7,917
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	6,000	6,249
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,465
1 University of Virginia Revenue TOB VRDO	0.180%	8/1/12	2,345	2,345
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	10,715	13,564
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	20,467
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	10,000	11,695
				125,515
Washington (2.4%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,912
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	12,190
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	10,696
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	8,849
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	10,000	12,231
King County WA Sewer Revenue	5.000%	1/1/39	7,500	8,636
King County WA Sewer Revenue	5.250%	1/1/42	7,500	8,880
King County WA Sewer Revenue	5.750%	1/1/43	7,170	8,269
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,422
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,521
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,345
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,357
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	4,100	5,079
Washington GO	6.750%	2/1/15	2,205	2,385
Washington GO	5.000%	2/1/19	5,000	6,142
Washington GO	5.000%	2/1/20	5,000	6,228
Washington GO	5.000%	8/1/20	9,660	12,160
Washington GO	5.000%	2/1/35	10,000	11,616
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,470

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,519
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,995
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,427
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,531
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/38	12,000	13,677
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,822
				193,359
West Virginia (0.6%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	6,000	6,309
West Virginia Economic Development Authority
Revenue	5.000%	6/15/28	4,340	5,094
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,753
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	7,120
West Virginia Hospital Finance Authority
Hospital Revenue (United Hospital Center Inc.
Project)	5.250%	6/1/41 (2)	13,500	14,157
West Virginia University Revenue	5.000%	10/1/20	1,500	1,865
West Virginia University Revenue	5.000%	10/1/36	5,985	6,933
				44,231
Wisconsin (1.3%)
Milwaukee WI Redevelopment Authority
Revenue (Yankee Hill Apartments) VRDO	0.180%	8/7/12 LOC	5,100	5,100
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,408
Wisconsin GO	5.000%	5/1/23	10,000	12,622
Wisconsin GO	6.000%	5/1/36	10,000	12,428
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,673
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,572
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,918
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,429
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,241
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,266
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.190%	8/7/12 LOC	13,300	13,300
Wisconsin Transportation Revenue	4.500%	7/1/26 (14)	11,470	12,421
				105,378
Total Tax-Exempt Municipal Bonds (Cost $7,249,408)				7,963,074

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
4 Vanguard Municipal Cash Management Fund
(Cost $110,498)	0.147%	110,498,344	110,498
Total Investments (100.4%) (Cost $7,359,906)			8,073,572
Other Assets and Liabilities-Net (-0.4%)			(35,009)
Net Assets (100%)			8,038,563

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $229,749,000, representing 2.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2012.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.

Long-Term Tax-Exempt Fund

(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,963,074	—
Temporary Cash Investments	110,498	—	—
Total	110,498	7,963,074	—

C. At July 31, 2012, the cost of investment securities for tax purposes was $7,393,820,000. Net unrealized appreciation of investment securities for tax purposes was $679,752,000, consisting of unrealized gains of $689,658,000 on securities that had risen in value since their purchase and $9,906,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of July 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Alabama (0.5%)
1 Alabama Housing Finance Authority Single
Family Mortgage Revenue TOB VRDO	0.350%	8/7/12 LOC	8,060	8,060
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,478
Auburn University Alabama General Fee
Revenue	5.000%	6/1/34	5,535	6,451
Butler AL Industrial Development Board Solid
Waste Disposal Revenue (Georgia-Pacific
Corp. Project)	5.750%	9/1/28	1,350	1,416
Camden AL Industrial Development Board
Exempt Facilities Revenue (Weyerhaeuser
Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,235
Courtland AL Development Board Solid Waste
Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,167
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	6,300	6,403
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,358
				38,568
Alaska (0.3%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	7,050
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	4,000	4,511
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	12,400	14,719
				26,280
Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,302
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	5,980
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	5,900	6,567
1 Arizona School Facilities Board Revenue TOB
VRDO	0.230%	8/7/12	3,900	3,900
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.250%	7/1/32	5,950	6,441
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,874
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	6,550	7,246
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/33	10,175	11,608

Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	5.250%	10/1/40	12,500	13,277
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.160%	8/7/12	3,000	3,000
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	17,000	18,322
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/39	2,500	2,897
				97,414
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	2,200	2,425

California (16.8%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	10,975
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/24 (2)	4,500	4,850
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	2,500	2,849
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/26	1,920	2,336
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	5,000	6,263
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	10,000	12,425
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	5,375	6,330
California Economic Recovery Bonds GO	5.000%	7/1/20	5,000	6,092
California Economic Recovery Bonds GO	5.250%	7/1/21	8,250	10,063
California GO	5.500%	4/1/18	15,000	18,337
California GO	5.000%	10/1/20	10,000	12,212
California GO	5.000%	11/1/21	13,845	16,157
California GO	5.250%	9/1/22	8,830	11,047
California GO	5.250%	9/1/24	6,500	7,825
California GO	5.000%	9/1/29	4,565	5,204
California GO	6.000%	3/1/33	3,000	3,696
California GO	5.125%	4/1/33	15,000	16,355
California GO	6.500%	4/1/33	34,000	42,468
California GO	4.500%	10/1/36	1,500	1,550
California GO	5.250%	3/1/38	5,000	5,477
California GO	5.500%	11/1/39	10,000	11,429
California GO	6.000%	11/1/39	5,000	5,971
California GO	5.250%	11/1/40	13,500	15,304
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,136
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,850
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,117
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	15,000	16,269
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.250%	8/15/41	3,000	3,237
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,085

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,000	5,740
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/35	2,075	2,284
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	5,900	6,292
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,412
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/30	10,000	10,973
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	4,025
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.650%	8/1/12	40,000	40,000
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,829
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.400%	4/1/25	3,000	3,251
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.000%	7/1/27	6,185	6,619
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	5.125%	5/1/14	2,250	2,420
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	8,000	8,266
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,719
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	1.875%	4/1/15	6,000	6,081
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	8,308
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,367
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	3,061
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	7,000	7,486
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	8,795	9,967
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	5,000	5,616
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	5,000	5,581
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	3,993
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/29	12,650	14,596
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	5,000	5,406

California State University Revenue Systemwide	5.000%	11/1/20 (2)	20,995	23,393
California State University Revenue Systemwide	5.250%	11/1/34	9,275	10,499
California State University Revenue Systemwide	5.250%	11/1/38	2,490	2,810
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	11,040	11,930
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	16,500	18,061
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	28,000	29,568
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	3,735	4,168
California Statewide Communities Development
Authority Revenue (University of San Diego)
VRDO	0.150%	8/7/12 LOC	23,415	23,415
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	8,588
Carlsbad CA Assessment District No. 2002-01
Improvement Revenue (Poinsettia Lane East)	5.200%	9/2/35	2,710	2,711
Cerritos CA Community College District GO	0.000%	8/1/33	4,000	1,433
Cerritos CA Community College District GO	0.000%	8/1/36	2,200	665
Contra Costa County CA Multifamily Housing
Revenue (Pleasant Hill BART Transit Village
Apartments Project) VRDO	0.230%	8/7/12 LOC	18,800	18,800
East Side CA Union High School District GO	5.000%	8/1/37	10,000	11,052
El Monte CA High School District GO	5.500%	6/1/34 (12)	8,575	9,856
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/28 (14)	25,000	25,950
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	10,345	8,843
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	7,000	5,522
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	7,650	5,818
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,274
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,136
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.110%	8/1/12 LOC	1,200	1,200
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.200%	9/1/26	750	773
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.250%	9/1/36	2,000	2,043
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,087
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	955
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	953
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	960
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	3,835
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	2,881
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	4,090
Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	5,472

Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	7,296
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	16,702
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24 (4)	8,000	8,967
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.180%	8/1/12	6,300	6,300
Los Angeles CA Unified School District GO	5.000%	7/1/27	5,000	5,782
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,408
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,871
1 Los Angeles Department of Airports TOB VRDO	0.210%	8/7/12	8,530	8,530
M-S-R California Energy Authority Revenue	6.500%	11/1/39	11,000	13,924
Merced CA Irrigation District Electric System
Revenue	5.000%	9/1/26 (10)	6,000	6,188
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,359
Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	6,446
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,949
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	7,796
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,567
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,334
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	10,509
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	3,052
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	9,182
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	4,883
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,652
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,413
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,165
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,160
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/38	18,995	19,342
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	12,118
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	4,145	4,891
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	4,800	5,836
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,672
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,923
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,555
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	35,904
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,450
San Diego CA Unified School District GO	5.500%	7/1/19 (14)	10,140	12,440
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	16,466
San Diego CA Unified School District GO	0.000%	7/1/30	20,000	8,831
San Diego CA Unified School District GO	0.000%	7/1/45	29,520	5,590
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.160%	8/7/12	795	795
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	24,804
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	31,558

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,628
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,347
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/32	5,000	5,729
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,519
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,200
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,710
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,073
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	8,079
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,420
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	520	521
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,575	1,599
San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	7,920
San Marcos CA Unified School District GO	5.000%	8/1/38	5,000	5,591
Santa Margarita CA Water District Community
Facilities District No. 99-1 Special Tax
Revenue	6.000%	9/1/13 (Prere.)	3,000	3,188
Santa Monica CA Community College District
GO	0.000%	8/1/24	5,000	3,223
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	3,354
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,524
1 South San Francisco CA Redevelopment
Agency Tax Allocation Revenue TOB VRDO	0.140%	8/7/12 LOC	3,405	3,405
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,865
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/20	10,505	12,413
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	6,997
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	3,446
1 University of California Revenue TOB VRDO	0.150%	8/1/12	2,565	2,565
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,227
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,911
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	7,000	7,599
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,951
				1,268,556
Colorado (2.3%)
Aurora CO Hospital Revenue (Children's
Hospital Association Project)	5.000%	12/1/40	5,000	5,474
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	4.500%	9/1/38	15,475	15,910
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/25	11,500	11,876

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.170%	8/7/12	8,200	8,200
Denver CO City & County Airport Revenue	5.000%	11/15/12 (14)	4,205	4,260
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,420
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	1,823	1,963
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/12 (14)	26,795	26,750
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	5,000	4,889
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/14 (14)	8,000	7,623
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	4,622
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,077
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	16,717
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	7,990
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	9,153
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,000	4,008
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	10,000	11,975
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/34	6,000	6,899
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/41	11,500	13,087
				173,893
Connecticut (0.6%)
Connecticut Development Authority Pollution
Control Revenue (Connecticut Light & Power
Co. Project)PUT	1.550%	4/1/15	6,000	6,037
Connecticut GO	5.000%	12/1/15	1,200	1,377
Connecticut GO	5.000%	12/1/15 (14)	6,650	7,192
Connecticut GO	5.000%	11/1/16	6,000	7,091
Connecticut GO	5.000%	11/1/16	8,100	9,573
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,420
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	8,500	8,962
				44,652
Delaware (0.1%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,389
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	1,795	1,864
				6,253
District of Columbia (0.7%)
District of Columbia Revenue (American
University) VRDO	0.170%	8/7/12 LOC	7,700	7,700
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/33	6,965	8,198

District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	11,692
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	1,215	1,431
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,708
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	4,500	5,256
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/28	1,500	1,724
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	8,000	8,786
				56,495
Florida (5.5%)
Beacon Lakes FL Community Development
Special Assessment Revenue	6.900%	5/1/35	14,960	15,343
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,627
1 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.180%	8/7/12 LOC	4,900	4,900
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,120
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	10,000	10,964
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,723
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,726
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,726
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	2,345	2,539
Escambia County FL Environmental
Improvement Revenue	5.750%	11/1/27	6,000	6,293
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,633
Florida Board of Education Lottery Revenue	5.500%	7/1/27	4,000	4,645
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (3)	7,230	8,163
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.180%	8/7/12	2,100	2,100
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.250%	4/1/42	2,000	2,177
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	5,210	5,491
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	9,375	9,516
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	4,555	4,884
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	7,795	8,306
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.230%	8/7/12	6,960	6,960
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,576
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,706

Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,939
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,260
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.190%	8/7/12	5,000	5,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	436
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,868
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,634
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/34	2,185	2,220
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.170%	8/1/12 LOC	1,000	1,000
Jacksonville FL Port Authority Revenue	6.000%	11/1/38 (12)	5,000	5,065
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,756
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	18,350	19,309
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,168
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,170	8,176
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	11,440	12,971
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38 (11)	8,770	8,986
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	9,088
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,560
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	4,650	5,058
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	4,139
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.625%	8/1/14	4,000	4,112
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,816
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,507
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/33	3,000	3,415
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	4,000	4,510
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,125
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,000	1,022

Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,083
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	25,000	30,558
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	1,945	2,258
Palm Beach County FL Airport System Revenue	5.750%	10/1/12 (14)	7,220	7,280
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	7,049
Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	2,050	1,999
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	8,700	9,866
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,857
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	8,000	9,560
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.170%	8/7/12 LOC	2,400	2,400
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.375%	12/1/30	2,800	2,805
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	8,256
				418,229
Georgia (2.8%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/20	6,420	7,840
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,384
Atlanta GA Airport Revenue	5.000%	1/1/23	4,000	4,594
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	1,127
Atlanta GA Airport Revenue	5.000%	1/1/30	3,000	3,280
Atlanta GA Airport Revenue	5.000%	1/1/37	5,000	5,459
Atlanta GA Airport Revenue	5.000%	1/1/42	8,000	8,740
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	3,034
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	18,041
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,466
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	3,575	3,833
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/33	2,750	3,207
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,296
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	7,500	8,578
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Canterbury
Court Project)	6.125%	2/15/34	2,000	2,029
Georgia GO	5.000%	7/1/15	8,200	9,295
Georgia GO	5.000%	7/1/15	2,570	2,913
Georgia GO	5.000%	7/1/15	2,400	2,721
Georgia GO	5.000%	7/1/15	7,820	8,864
Georgia GO	5.500%	7/1/15	19,095	21,922
Georgia GO	5.000%	11/1/16	8,055	9,574

Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	4,320	4,515
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	4,060	4,641
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,000	5,706
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	15,000	17,065
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,232
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	6,275
1 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue TOB
VRDO	0.180%	8/7/12 LOC	11,700	11,700
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	7,000	8,457
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,024
Richmond County GA Development Authority
Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,141
				208,953
Hawaii (0.9%)
Hawaii Airports System Revenue	5.000%	7/1/22	5,000	5,820
Hawaii Airports System Revenue	5.000%	7/1/23	5,000	5,762
Hawaii Airports System Revenue	5.000%	7/1/24	5,000	5,731
Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	8.000%	11/15/13 (Prere.)	8,750	9,787
Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	5.125%	11/15/32	1,000	1,059
Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	5.250%	11/15/37	1,500	1,572
Hawaii GO	5.000%	12/1/29	10,000	12,069
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,887
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,903
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,612
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,508
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,433
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,749
				70,892
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,899
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,991
				17,890
Illinois (6.1%)
Chicago IL Board of Education GO	5.000%	12/1/31	5,000	5,530
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	9,196
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,790
Chicago IL GO	5.000%	12/1/23	6,970	8,144
Chicago IL GO	5.620%	1/1/26 (14)	2,755	3,104
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,941
Chicago IL GO	5.250%	1/1/35	6,000	6,736
1 Chicago IL GO TOB VRDO	0.250%	8/7/12	3,030	3,030
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,000	8,314
Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,433
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,776

Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,157
Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,546
Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	7,960
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	4,175
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	8,215
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,536
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	13,377
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	8,380
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	6,170
Chicago IL Water Revenue	5.250%	11/1/38	15,000	16,738
Cook County IL Forest Preservation District GO	5.000%	12/15/37	3,500	3,919
Cook County IL GO	5.250%	11/15/28	6,000	7,039
Illinois Educational Facilities Authority Revenue
(Northwestern University)	5.500%	8/15/14 (Prere.)	500	552
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,910
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,265
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,737
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	24,058
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	4,848
Illinois Finance Authority Revenue (Navistar
International Project)	6.500%	10/15/40	7,400	7,651
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/40	6,000	7,043
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/46	7,500	8,804
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,553
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,078
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,345	7,297
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,353
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	11/1/39	10,000	12,354
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	14,000	16,782
Illinois Finance Authority Revenue (Tabor Hills
Supportive Living)	5.250%	11/15/36	3,000	3,000
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	1,500	1,795
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	1,500	1,784
2 Illinois Finance Authority Student Housing
Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	3,440
Illinois GO	2.000%	2/1/13	17,205	17,340
Illinois GO	5.000%	8/1/20	4,000	4,578
Illinois GO	5.000%	8/1/21	8,000	9,173
Illinois GO	5.000%	3/1/22	5,000	5,734
Illinois GO	5.000%	3/1/23	6,165	6,988
Illinois GO	5.000%	8/1/23	5,000	5,739

Illinois GO	5.000%	3/1/24	5,000	5,623
Illinois GO	5.000%	8/1/24	13,660	15,426
Illinois GO	5.000%	8/1/25	3,000	3,361
Illinois Health Facilities Authority Revenue
(Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,505
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	8,361
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,433
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,672
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,658
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	6/15/20	5,000	5,277
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	4,500	4,923
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,996
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	7,210	7,920
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,557
1 Metropolitan Pier & Exposition Authority Illinois
Hospital Facilities Revenue TOB VRDO	0.650%	8/7/12 (ETM)	11,430	11,430
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,835
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,456
				458,495
Indiana (1.8%)
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.550%	9/4/12	11,300	11,300
Indiana Finance Authority Environmental
Revenue (Duke Energy Indiana Inc. Project)	4.950%	10/1/40	5,000	5,409
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.190%	8/7/12 LOC	14,150	14,150
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	17,535	18,427
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.180%	8/1/12	1,000	1,000
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	28,027
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	15,483
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	14,500	16,472
Indianapolis IN Local Public Improvement Bond
Bank Revenue	6.750%	2/1/14	10,040	10,517
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,992
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,313
				134,090

Iowa (0.3%)
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	25,000	22,690

Kansas (0.0%)
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,355

Kentucky (0.7%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/17 (14)	7,500	8,290
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	8,000	8,763
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	5,415	5,739
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	11,806
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,654
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,500	7,288
				50,540
Louisiana (1.3%)
Lafayette LA Utilities Revenue	5.000%	11/1/33	5,000	5,640
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	7,227
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	5,190	5,631
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	11,187
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	9,165
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/38	17,650	18,244
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,999
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,750	5,025
St. John Baptist Parish LA Revenue (Marathon
Oil Corp. Project)	5.125%	6/1/37	17,665	18,761
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	13,495	13,765
				100,644
Maine (0.1%)
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	4,000	4,290

Maryland (0.9%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,621

Harford County MD GO	5.000%	7/1/15	2,000	2,268
Maryland Department of Housing & Community
Development Revenue	5.750%	3/1/41	5,135	5,464
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.450%	8/7/12	6,325	6,325
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	5.000%	12/1/31	4,000	2,726
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,697
Maryland GO	5.000%	11/1/15	6,000	6,885
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,709
Maryland Health & Higher Educational Facilities
Authority Revenue (King Farm Presbyterian
Retirement Community)	5.000%	1/1/17	1,920	1,921
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/41	3,500	3,864
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	443
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,097
Prince Georges County MD GO	5.000%	9/15/15	3,740	4,272
Prince Georges County MD GO	5.000%	9/15/16	10,000	11,836
				69,128
Massachusetts (2.6%)
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.500%	8/7/12	10,158	10,157
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.650%	8/7/12	13,035	13,035
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	13,922
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	1,500	1,582
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,900	2,038
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,732
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,286
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,782
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,518
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,448
Massachusetts GO	5.000%	8/1/14	11,865	12,963
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,123
Massachusetts GO	5.000%	10/1/15	2,000	2,283
1 Massachusetts GO TOB VRDO	0.180%	8/1/12 (14)	7,500	7,500
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/38	6,440	6,729
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.150%	8/1/12	200	200

Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/36	5,100	6,148
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	7,005	8,494
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.200%	8/1/12 LOC	1,450	1,450
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,815
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,300	1,452
Massachusetts Port Authority Revenue	5.000%	7/1/32	1,000	1,114
Massachusetts Port Authority Revenue	5.000%	7/1/37	2,570	2,845
Massachusetts Port Authority Revenue	5.000%	7/1/42	3,920	4,326
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,827
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	5,000	6,355
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	10,000	12,734
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	3,670	4,646
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	7,000	8,317
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	16,153
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	6,295	7,153
				200,127
Michigan (2.1%)
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	6,119
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	15,085
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	5,469
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	10,646
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	10,677
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,663
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	8,105
Michigan GO	5.250%	9/15/26 (4)	12,000	13,405
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	39,500	41,646
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,323
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,759
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	15,002
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,775	3,908
Oakland University of Michigan Revenue VRDO	0.160%	8/7/12 LOC	975	975
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	7,985

Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,582
				161,349
Minnesota (0.5%)
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,472
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,753
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37	9,250	9,680
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	9,864
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	1,000	1,070
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	6,252
				40,091
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	11,626
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	5,981
				17,607
Missouri (0.7%)
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	6,005
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,994
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	9,000	9,287
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	6,500	7,158
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	5,090	5,412
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	2,820	3,057
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	5,095	5,413
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/28 (14)	2,000	2,080
Sugar Creek MO Industrial Development
Revenue (Lafarge North America Inc. Project)	5.650%	6/1/37	11,000	11,028
				55,434
Montana (0.1%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	2,285	2,376

Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	4.750%	1/1/40	3,000	3,259
				5,635
Nebraska (0.0%)
Nebraska Public Power District Revenue	5.000%	1/1/33	1,000	1,159

Nevada (0.6%)
Clark County NV School District GO	5.000%	6/15/25	10,000	11,441
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	8,790	9,348
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,381
Las Vegas Valley Water District Nevada GO	5.000%	6/1/28	3,000	3,524
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37	8,000	9,084
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	2,550	2,926
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,970	3,148
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,916
				45,768
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,458
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,692
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,466
				14,616
New Jersey (8.2%)
New Jersey COP	5.250%	6/15/27	5,000	5,678
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	695	710
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	719
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,235
New Jersey Economic Development Authority
Mortgage Revenue (Presbyterian Home at
Montgomery Project)	6.375%	11/1/31	10,000	9,974
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Nui Corp.)
VRDO	0.190%	8/1/12 LOC	5,000	5,000
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	2,000	2,048
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	2,016
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	25,345	30,760
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	6,500	7,123
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	20,000	22,023

New Jersey Economic Development Authority
Revenue (Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,487
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	22,018
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,469
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	7,000	8,517
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	6,400	7,938
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	8,190
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,521
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,607
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,784
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	8,582
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	12,098
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,719
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	8,036
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	875	1,041
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	2,000	2,338
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,796
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,627
New Jersey Economic Development Authority
Revenue (Waste Management of New Jersey,
Inc. Project)	2.200%	11/1/13	3,500	3,562
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	6.625%	9/15/12	14,595	14,670
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	6,500	8,144
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,465	5,093
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,622
1 New Jersey GO TOB VRDO	0.200%	8/1/12	2,045	2,045
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,578
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,614
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,656

New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,647
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/27	5,500	5,656
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,586
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.150%	8/7/12	21,875	21,875
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.150%	8/7/12	3,300	3,300
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.170%	8/7/12	5,000	5,000
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13	470	486
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	26,788
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,520
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	10,000	11,927
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	7,000	8,658
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	6,250	7,569
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	3,160	3,971
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/21	8,275	10,063
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	4,025	5,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	19,262
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,160	1,473
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,953
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	5,000	6,165
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	17,506
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,026
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,430	1,742
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	23,584
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	16,940	20,115
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	1,833
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	31,150	10,537
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	5,000	5,761
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	14,500	4,161

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,102
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	11,000	2,972
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.210%	8/7/12 LOC	2,900	2,900
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	20,063
Rutgers State University New Jersey Revenue
VRDO	0.150%	8/1/12	1,865	1,865
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.120%	8/7/12 LOC	17,200	17,200
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	23,500	21,313
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	5,000	4,006
1 Tobacco Settlement Financing Corp. New
Jersey Revenue TOB VRDO	0.180%	8/1/12 (Prere.)	2,600	2,600
Vineland NJ (Electric Utility) GO VRDO	0.180%	8/7/12 LOC	8,200	8,200
				618,492
New Mexico (0.1%)
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	4,490	4,785
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	3,520	3,795
				8,580
New York (12.9%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,745
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,475
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,745	4,101
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,928
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	2,500	3,044
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	14,500	14,907
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	13,000	15,237
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,000	12,167
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/24	5,000	6,028
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	4,800	5,385
Nassau County NY GO	4.000%	10/1/21	9,400	10,362
New York City NY GO	5.000%	8/1/20	4,330	5,387
New York City NY GO	5.000%	8/1/20	3,905	4,858
New York City NY GO	5.000%	1/1/25	5,750	6,559
New York City NY GO	5.000%	11/1/26	15,000	16,324

New York City NY GO	5.000%	8/1/29	3,750	4,509
New York City NY GO	5.000%	8/1/30	15,000	17,777
New York City NY GO	5.000%	8/1/31	6,000	7,044
New York City NY GO	5.000%	8/1/32	10,000	11,679
1 New York City NY GO TOB VRDO	0.150%	8/1/12 LOC	1,300	1,300
New York City NY GO VRDO	0.180%	8/1/12	1,500	1,500
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,783
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,043
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	8,075	8,407
2 New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	31,000	33,015
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,000	4,326
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,500	4,901
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,500	3,842
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,250	3,579
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21	4,000	5,006
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/23	4,500	5,616
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,555
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	17,303
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	7,795	8,897
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,763
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,482
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	8/1/12	2,700	2,700
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,775
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	2,360	2,898
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,669
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	9,560
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	9,161

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,000	9,438
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,882
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	10,000	11,772
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,515
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.180%	8/1/12	2,000	2,000
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.190%	8/1/12 LOC	5,300	5,300
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,291
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,000	5,552
New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	9,981
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	7,099
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (14)	6,650	8,209
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	9,100	10,479
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	3,450	3,970
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	10,000	11,759
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	14,694
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,700	5,283
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	12,057
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,668
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	6,166
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,709
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	3,064
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	6,000	6,895
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	5,000	5,638
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	18,500	21,142
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/47	3,000	3,360
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,547
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.180%	8/1/12 LOC	6,995	6,995
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,923
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,192

New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/37	8,750	9,550
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	3,955	4,685
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	3,800	4,462
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	1.042%	5/1/18	22,885	21,762
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	5,750	6,268
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	5,090	5,690
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	5,500	6,082
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/25	7,500	9,329
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	13,400	15,488
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.150%	8/7/12	15,050	15,050
New York State Dormitory Authority Revenue
(State University Educational Facilities)	7.500%	5/15/13	13,380	14,141
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/21	10,710	13,317
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,716
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	7,000	7,172
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/35	5,815	6,624
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	7,000	8,083
New York State Housing Finance Agency
Revenue (Nursing Home & Health Care
Project)	5.100%	11/1/12 (14)	4,975	4,990
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.450%	8/7/12	6,050	6,050
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.190%	8/1/12	4,700	4,700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.350%	8/7/12	10,000	10,000
New York State Thruway Authority Revenue	5.000%	1/1/37	20,000	22,646
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(American Ref-Fuel Co. of Niagara LP
Facility) PUT	5.550%	11/15/13	12,500	12,587
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.450%	11/15/12	16,000	16,163

Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.625%	11/15/14	3,000	3,043
Port Authority of New York & New Jersey
Revenue	5.000%	10/1/15	27,700	31,187
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/24	5,985	7,047
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/25 (4)	8,690	9,347
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	5,835	6,778
Port Authority of New York & New Jersey
Revenue	5.000%	3/15/28	8,600	9,856
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	11,209
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	29,991
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.160%	8/7/12	7,000	7,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.210%	8/7/12	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.210%	8/7/12	5,555	5,555
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.230%	8/7/12	23,000	23,000
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,465
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,723
Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Project)	6.000%	12/1/40	1,225	1,357
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	0.000%	6/1/44	4,500	4,200
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	3,500	2,823
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/37	9,500	6,734
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	4,890
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,548
				976,820
North Carolina (1.3%)
Charlotte NC Airport Revenue	5.000%	7/1/36	3,275	3,560
Charlotte NC Airport Revenue	5.000%	7/1/41	3,000	3,258
Charlotte NC GO	5.250%	6/1/14	1,300	1,418
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	2,750	2,919

Nash Health Care Systems North Carolina
Health Care Facilities Revenue	5.000%	11/1/41	2,500	2,719
North Carolina Capital Facilities Finance Agency
Revenue (Meredith College) VRDO	0.180%	8/7/12 LOC	1,310	1,310
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/13 (Prere.)	2,000	2,044
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/13 (Prere.)	3,000	3,066
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/25	8,695	10,387
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	4,165	4,936
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	5,000	5,654
North Carolina GO	5.000%	4/1/14	10,100	10,892
North Carolina GO	5.500%	3/1/15	2,355	2,665
North Carolina GO	5.000%	6/1/15	3,000	3,390
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	1/1/38	1,445	1,461
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	3,665	3,833
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,897
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.220%	8/7/12 LOC	10,095	10,095
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,195
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/38	1,825	2,012
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,895
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	3,119
Wake County NC GO	5.000%	2/1/16	7,800	9,030
				94,755
Ohio (2.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,000	2,164
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,488
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	7,000	7,143
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	3,500	3,917
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	14,300	15,439
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,367
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	22,040	18,436

Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	4,085	3,378
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	18,195	14,748
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	0.000%	6/1/37	5,000	4,194
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	5,350	4,442
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	15,000	12,122
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	5,215	4,619
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,525
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,664
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.170%	8/7/12 LOC	7,325	7,325
Columbus OH GO	5.000%	12/15/15	3,210	3,628
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.625%	8/15/32	1,810	1,830
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	8/7/12	865	865
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,590
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.230%	8/7/12	3,365	3,365
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.140%	8/1/12	2,100	2,100
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/19	4,705	5,771
Ohio GO	4.500%	9/15/22 (14)	2,030	2,255
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	8/1/12	6,000	6,000
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	11,017
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	12,000	12,557
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.500%	8/7/12	900	900
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,060
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	4,023
Scioto County OH Marine Terminal Facilities
Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13	14,750	14,797
				201,729
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,808
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	5,103
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	2,820	2,972

Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	2,570	2,819
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	3,520	3,812
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	5,455	6,149
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/38	4,500	5,185
				30,848
Oregon (0.2%)
Oregon Health Sciences University Revenue	5.750%	7/1/39	6,750	7,806
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.200%	8/7/12	3,900	3,900
				11,706
Pennsylvania (3.6%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,625
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	549
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,315
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.132%	2/1/37	10,150	8,391
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.150%	8/7/12	15,000	15,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.160%	8/7/12	10,200	10,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	1,750	1,948
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.125%	12/15/20	1,000	1,019
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.300%	12/15/26	500	507
Lehigh County PA General Purpose Hospital
Authority Revenue (Muhlenberg College)
VRDO	0.230%	8/7/12 LOC	5,000	5,000
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,537
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	3,100	3,424
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	3,017

Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,809
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	5,327
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	6,865
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.150%	8/7/12	2,200	2,200
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/13 (2)	2,500	2,539
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,129
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,571
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,634
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.650%	10/1/12	7,500	7,501
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	2,250	2,435
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	10,966
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,378
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.170%	8/7/12 LOC	1,500	1,500
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.340%	8/7/12	3,875	3,875
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	9,550	10,927
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,410
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,753
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,440
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,886
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	14,455	15,833
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,495	11,870
Philadelphia PA Gas Works Revenue VRDO	0.170%	8/7/12 LOC	12,700	12,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.170%	8/1/12	3,750	3,750
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.190%	8/1/12	1,300	1,300

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,250	5,498
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,574
Philadelphia PA School District GO	6.000%	9/1/38	13,000	14,774
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.963%	12/1/17	29,370	27,732
				271,708
Puerto Rico (1.8%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	6.125%	7/1/24	25,000	29,449
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,000	5,200
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	5,150	5,470
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	10,000	10,291
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/39 (3)	2,610	2,815
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	12,245	14,003
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.000%	7/1/46	5,000	5,062
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	17,570	20,166
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	399
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	47,495	10,933
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	21,487
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	62,390	5,565
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	2,618
				133,458
Rhode Island (0.3%)
Rhode Island Housing & Mortgage Finance
Corp. Revenue VRDO	0.480%	8/7/12	20,000	20,000

South Carolina (1.4%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/25	5,000	5,587
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,120	11,470
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/29	14,650	16,262
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,415	1,353
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/32	10,900	11,874
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,777
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,887
Richland County SC Environmental
Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	8,042
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,570
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.500%	2/1/38 (12)	2,250	2,475

South Carolina Public Service Authority
Revenue	5.250%	1/1/34	3,000	3,461
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	15,000	17,870
				105,628
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health)	5.000%	7/1/42	3,535	3,862
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.500%	11/1/40	5,000	5,608
				9,470
Tennessee (1.7%)
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	21,239
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/32	1,350	1,431
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/37	1,150	1,196
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/42	3,000	3,250
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/14	25,370	26,874
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	21,905
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	21,365	23,358
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	6,680	7,413
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,000	5,232
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	5,775	5,950
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	7,805	7,904
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	2,000	2,159
				127,911
Texas (8.4%)
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	1,495
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	1,021
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,739
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	12,500	13,488
Denton TX Independent School District GO
VRDO	0.210%	8/7/12	3,750	3,750
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,587
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	7,031
Houston TX Airport System Revenue	5.000%	7/1/22	10,000	11,639
Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,457

Houston TX Airport System Revenue	5.000%	7/1/24	5,000	5,710
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,522
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,615
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal E
Project)	6.750%	7/1/29	10,000	10,040
Houston TX Utility System Revenue	5.500%	11/15/26 (12)	12,010	14,548
Houston TX Utility System Revenue	5.500%	11/15/27 (12)	11,415	13,779
1 Lone Star College System Texas GO TOB
VRDO	0.160%	8/7/12	15,460	15,460
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/28	4,000	4,295
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	5,500	5,935
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	19
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	264
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	13
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	8,935	10,168
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,690
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	8,329
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,459
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,770	5,443
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	6,000	6,639
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,529
Matagorda County TX Navigation District No. 1
Collateralized Revenue (Centerpoint Energy
Houston Electric LLC Project) PUT	5.600%	3/1/14	7,500	7,876
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,153
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.625%	2/15/35	3,195	3,249
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,697
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,676
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,185
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	13,270
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,583
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	9,090
North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,000	2,209
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	31,848
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,840
North Texas Tollway Authority System Revenue	5.500%	9/1/41	7,705	9,152
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,243
North Texas Tollway Authority System Revenue
VRDO	0.170%	8/7/12 LOC	39,050	39,050
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,845
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	6,840	7,603
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.250%	8/15/28	4,000	4,362

Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	6.250%	11/15/14	730	731
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,832
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	11,211
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.270%	8/7/12	3,125	3,125
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	3,965	4,225
Texas GO	5.750%	8/1/31	650	653
1 Texas GO TOB VRDO	0.180%	8/1/12	600	600
1 Texas GO TOB VRDO	0.180%	8/1/12	3,700	3,700
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	1.013%	9/15/17	30,445	29,836
3 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.620%	9/15/17	4,370	4,260
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	8,400	9,130
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	10,955
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,000	16,395
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	271
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	54,388
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,638
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	25,473
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	12,697
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	6,003
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	10,000	10,426
Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/37	3,500	4,024
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	10,000	10,068
University of Texas Permanent University Fund
Revenue	5.000%	7/1/15	3,800	4,298
				631,534
Utah (0.2%)
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/20	11,000	11,480
Utah GO	5.000%	7/1/15	5,000	5,672
				17,152
Vermont (0.1%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	5,000	5,233

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	9,145	9,176

Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,733
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,164
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	6,000	6,549
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,089
				23,711
Virginia (2.1%)
1 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	455	620
Charles City County VA Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.875%	4/1/15	2,500	2,532
1 Chesterfield VA Industrial Development
Authority Revenue (Brandermill Woods
Project)	6.500%	1/1/28	11,319	11,351
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,951
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37	5,000	5,138
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,313
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.600%	11/15/12 (Prere.)	315	320
Lynchburg VA Industrial Development Authority
Healthcare Facilities Revenue (Centra Health
Inc.)	5.200%	1/1/18	515	516
Norfolk VA Water Revenue	5.000%	11/1/21	1,500	1,914
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/33	4,500	4,934
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	11,070	11,529
Tobacco Settlement Financing Corp Virginia
Revenue	5.000%	6/1/47	4,995	3,485
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,465
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	9,500	6,880
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	10,000	12,659
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/29	10,000	12,168
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	5,000	5,847
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	8,000	8,655
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,132
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	8,000	8,816
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,209

Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	1/1/40	13,250	13,962
				156,396
Washington (2.0%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	3,014
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,781
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	8,855	10,986
King County WA GO	5.000%	7/1/22	9,140	11,613
King County WA Sewer Revenue	5.000%	1/1/52	7,000	7,824
Port Bellingham WA Industrial Development
Corp. Environmental Facilities Revenue (BP
West Coast Products LLC Project)	5.000%	1/1/16	5,095	5,747
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/16	2,000	2,281
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	2,000	2,429
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,997
Port of Seattle WA Revenue	5.000%	8/1/22	2,500	3,005
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,338
Port of Seattle WA Revenue	5.000%	8/1/24	2,425	2,853
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,489
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,329
University of Washington Revenue	5.000%	4/1/33	8,880	10,404
University of Washington Revenue	5.000%	4/1/34	3,275	3,812
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,000	8,318
Washington GO	5.000%	8/1/14	3,390	3,705
Washington GO	5.000%	7/1/15 (2)	2,425	2,744
1 Washington GO TOB VRDO	0.180%	8/1/12	10,905	10,905
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.160%	8/7/12	5,000	5,000
Washington Health Care Facilities Authority
Revenue (Fred Hutchinson Cancer Research
Center) VRDO	0.200%	8/1/12 LOC	2,400	2,400
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	8,114
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,921
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,544
				149,553
West Virginia (0.4%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	10,205	10,730
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,752
1 West Virginia Economic Development Authority
TOB VRDO	0.180%	8/1/12	11,500	11,500

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,573
				31,555
Wisconsin (1.7%)
Public Finance Authority of Wisconsin
Continuing Care Retirement Community
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	12,000	14,218
Wisconsin GO	6.000%	5/1/27	17,000	21,395
Wisconsin GO	6.250%	5/1/37	20,200	25,219
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	6,159
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,987
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc. Project)	6.750%	8/15/34	3,500	3,607
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,564
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,500	2,768
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.190%	8/7/12 LOC	8,300	8,300
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.170%	8/7/12	1,625	1,625
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.280%	8/7/12	9,815	9,815
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.280%	8/7/12	10,775	10,775
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.280%	8/7/12	5,095	5,095
				126,527
Total Tax-Exempt Municipal Bonds (Cost $6,992,715)				7,568,284
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Municipal Cash Management Fund
(Cost $66,945)	0.147%		66,945,000	66,945
Total Investments (101.0%) (Cost $7,059,660)				7,635,229
Other Assets and Liabilities-Net (-1.0%)				(78,695)
Net Assets (100%)				7,556,534

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $259,073,000, representing 3.4% of net assets.
2 Non-income-producing security. Security failed to make last scheduled interest payment.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

High-Yield Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such

High-Yield Tax-Exempt Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,568,284	—
Temporary Cash Investments	66,945	—	—
Total	66,945	7,568,284	—

C. At July 31, 2012, the cost of investment securities for tax purposes was $7,068,249,000. Net unrealized appreciation of investment securities for tax purposes was $566,980,000, consisting of unrealized gains of $590,630,000 on securities that had risen in value since their purchase and $23,650,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of July 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.6%)
Alabama (0.5%)
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.150%	8/7/12	16,285	16,285
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.200%	8/7/12	165	165
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.230%	8/7/12	5,100	5,100
1	Auburn University Alabama General Fee
	Revenue TOB VRDO	0.180%	8/7/12	14,400	14,400
	Birmingham AL Public Educational Building
	Student Housing Revenue (University of
	Alabama at Birmingham Project) VRDO	0.150%	8/7/12 LOC	4,200	4,200
	Homewood AL Educational Building Authority
	Revenue (Samford University) VRDO	0.170%	8/7/12 LOC	24,655	24,655
	Huntsville AL GO	2.000%	11/1/12	1,550	1,557
1	Shelby County AL Board of Education Revenue
	TOB VRDO	0.180%	8/7/12 LOC	10,255	10,255
					76,617
Alaska (0.0%)
1	Alaska Housing Finance Corp. General Housing
	Revenue TOB VRDO	0.130%	8/7/12 LOC	4,930	4,930

Arizona (2.8%)
	Apache County AZ Industrial Development
	Authority Pollution Control Revenue (Tucson
	Electric Power Co. Project) VRDO	0.160%	8/7/12 LOC	13,925	13,925
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	0.180%	8/7/12	9,750	9,750
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.130%	8/7/12 LOC	30,915	30,915
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.140%	8/7/12 LOC	60,240	60,240
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.140%	8/7/12 LOC	71,740	71,740
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.160%	8/7/12 LOC	9,900	9,900
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.180%	8/7/12 LOC	76,410	76,410
	Arizona Health Facilities Authority Revenue
	(Catholic Healthcare West) VRDO	0.170%	8/7/12 LOC	20,600	20,600
1	Arizona School Facilities Board Revenue TOB
	VRDO	0.230%	8/7/12	6,675	6,675
1	Arizona Transportation Board Highway Revenue
	TOB VRDO	0.150%	8/7/12	7,860	7,860
	Coconino County AZ Pollution Control Corp.
	Revenue (Tucson Electric Power Navajo
	Project) VRDO	0.230%	8/7/12 LOC	18,300	18,300
1	Gilbert AZ GO TOB VRDO	0.180%	8/7/12	28,310	28,310

Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.170%	8/7/12 LOC	10,000	10,000
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.150%	8/7/12	11,805	11,805
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.320%	8/7/12	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.140%	8/7/12 LOC	30,480	30,480
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue TOB VRDO	0.140%	8/7/12 LOC	20,420	20,420
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.150%	8/7/12	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.160%	8/7/12	4,995	4,995
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.150%	8/7/12	16,000	16,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.160%	8/7/12	4,500	4,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.160%	8/7/12	4,560	4,560
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.180%	8/7/12	6,500	6,500
				473,125
California (4.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.130%	8/7/12 LOC	7,000	7,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB PUT	0.270%	11/8/12	19,935	19,935
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.160%	8/7/12	5,050	5,050
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.160%	8/7/12 LOC	6,000	6,000
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.120%	8/7/12 LOC	5,600	5,600
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/3/13	8,200	8,321
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.140%	8/7/12	79,245	79,245
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.230%	8/7/12	17,545	17,545
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.250%	8/7/12	15,000	15,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.260%	9/12/12	11,500	11,500
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.250%	10/10/12	10,000	10,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.230%	10/15/12	18,600	18,600
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.170%	7/19/13	14,000	14,000

Kern County CA TRAN	2.500%	6/28/13	50,000	51,031
Livermore CA COP VRDO	0.140%	8/7/12 LOC	11,515	11,515
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.140%	8/7/12 LOC	6,210	6,210
Los Angeles CA TRAN	2.000%	3/28/13	72,000	72,854
Los Angeles CA TRAN	2.000%	4/25/13	65,000	65,854
Los Angeles CA TRAN	2.000%	5/30/13	170,000	172,516
Los Angeles County CA TRAN	2.000%	3/29/13	22,500	22,768
2 Metropolitan Water District of Southern
California Revenue PUT	0.150%	6/10/13	15,000	15,000
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.270%	8/7/12	4,985	4,985
1 Nuveen California Select Quality Municipal Fund
VRDP VRDO	0.250%	8/7/12 LOC	26,000	26,000
1 Orange County CA Sanitation District COP TOB
VRDO	0.160%	8/7/12	11,640	11,640
1 Orange County CA Sanitation District COP TOB
VRDO	0.180%	8/7/12	19,845	19,845
San Bernardino County CA TRAN	2.000%	6/28/13	20,000	20,324
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.170%	8/7/12	3,600	3,600
1 San Mateo County CA Community College
District GO TOB VRDO	0.230%	8/7/12	9,500	9,500
1 Sunnyvale CA Wastewater Revenue TOB
VRDO	0.180%	8/7/12	9,100	9,100
1 University of California Revenue TOB VRDO	0.150%	8/1/12	4,700	4,700
1 University of California Revenue TOB VRDO	0.150%	8/7/12	14,000	14,000
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.130%	8/7/12 LOC	9,600	9,600
				768,838
Colorado (3.3%)
1 Board of Governors of the Colorado State
University System Revenue TOB VRDO	0.130%	8/7/12 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.180%	8/7/12 LOC	10,400	10,400
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.170%	8/1/12 LOC	7,815	7,815
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.170%	8/1/12 LOC	8,980	8,980
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.170%	8/1/12 LOC	3,225	3,225
Colorado Educational & Cultural Facilities
Authority Revenue (Nature Conservancy
Project) VRDO	0.140%	8/7/12	9,735	9,735
Colorado Educational & Cultural Facilities
Authority Revenue (Nature Conservancy
Project) VRDO	0.160%	8/7/12	9,831	9,831
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) VRDO	0.130%	8/7/12 LOC	9,600	9,600
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.230%	8/7/12	9,415	9,415
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.170%	8/7/12	21,250	21,250

Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.130%	8/7/12 LOC	5,830	5,830
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.160%	8/7/12 LOC	1,700	1,700
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.150%	8/7/12	7,000	7,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.160%	8/7/12	10,805	10,805
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.170%	8/7/12	21,500	21,500
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.160%	8/7/12	20,000	20,000
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.160%	8/7/12	31,595	31,595
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.170%	8/7/12	59,510	59,510
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.150%	8/7/12	25,025	25,025
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.150%	8/7/12 LOC	27,840	27,840
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.150%	8/7/12 LOC	16,895	16,895
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.150%	8/7/12	29,000	29,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.170%	8/7/12	10,135	10,135
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.170%	8/7/12	11,800	11,800
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.170%	8/7/12	12,500	12,500
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	10,700	10,700
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	11,560	11,560
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.180%	8/7/12	23,000	23,000
1 Colorado Regional Transportation District Sales
Tax Revenue (FasTracks Project) TOB VRDO	0.180%	8/7/12	20,610	20,610
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.130%	8/7/12	11,360	11,360
Colorado Springs CO Utility System Revenue
VRDO	0.150%	8/7/12	12,800	12,800
1 Denver CO City & County Airport Revenue TOB
VRDO	0.180%	8/7/12 LOC	25,000	25,000
Denver CO Urban Renewal Authority Tax
Increment Revenue (Stapleton) VRDO	0.160%	8/7/12 LOC	14,045	14,045
1 El Paso CO COP TOB VRDO	0.140%	8/7/12 LOC	11,070	11,070
University of Colorado Hospital Authority
Revenue VRDO	0.170%	8/7/12 LOC	7,715	7,715
				551,241

Connecticut (0.3%)

1 Connecticut GO TOB VRDO	0.180%	8/7/12	14,985	14,985

1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.180%	8/1/12	2,900	2,900
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	0.330%	11/15/12	8,220	8,220
Hartford CT BAN	2.000%	4/11/13	20,000	20,225
				46,330
Delaware (0.0%)
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.230%	8/7/12	4,545	4,545
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.430%	8/7/12	3,445	3,445
				7,990
District of Columbia (1.8%)
1 District of Columbia COP TOB VRDO	0.130%	8/7/12 LOC	17,305	17,305
District of Columbia GO TOB VRDO	0.180%	8/1/12	11,600	11,600
1 District of Columbia GO TOB VRDO	0.140%	8/7/12 LOC	22,770	22,770
District of Columbia GO VRDO	0.150%	8/7/12 LOC	13,600	13,600
1 District of Columbia Income Tax Revenue TOB
VRDO	0.160%	8/7/12	9,995	9,995
District of Columbia Revenue (American
University) VRDO	0.170%	8/1/12 LOC	2,100	2,100
District of Columbia Revenue (American
University) VRDO	0.170%	8/7/12 LOC	18,700	18,700
District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.160%	8/7/12	12,000	12,000
District of Columbia Revenue (The Pew
Charitable Trust) VRDO	0.150%	8/7/12 LOC	31,000	31,000
District of Columbia Revenue (Washington
Drama Society) VRDO	0.160%	8/7/12 LOC	11,825	11,825
District of Columbia Revenue (Wesley
Theological Seminary) VRDO	0.170%	8/7/12 LOC	4,700	4,700
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.160%	8/7/12 LOC	20,400	20,400
District of Columbia TRAN	2.000%	9/28/12	100,000	100,272
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB PUT	0.300%	10/11/12 LOC	12,840	12,840
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.180%	8/7/12	11,865	11,865
				300,972
Florida (4.4%)
1 Brevard County FL School Board COP TOB
VRDO	0.130%	8/7/12 LOC	13,755	13,755
1 Broward County FL GO TOB VRDO	0.130%	8/7/12	8,150	8,150
1 Broward County FL School Board COP TOB
VRDO	0.130%	8/7/12 LOC	34,470	34,470
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.160%	8/7/12	5,660	5,660
1 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.180%	8/7/12 LOC	7,095	7,095
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	2.500%	6/1/13	48,500	49,271
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.130%	8/7/12	12,785	12,785

1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.130%	8/7/12	10,215	10,215
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.150%	8/7/12	6,265	6,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.150%	8/7/12	12,000	12,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.160%	8/7/12	9,000	9,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.160%	8/7/12	3,995	3,995
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.180%	8/7/12	8,800	8,800
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.180%	8/7/12	5,680	5,680
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.230%	8/7/12	5,970	5,970
1 Florida Department of Management Services
COP TOB VRDO	0.160%	8/7/12	6,955	6,955
1 Florida GO TOB VRDO	0.180%	8/7/12	7,200	7,200
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.230%	8/7/12	2,345	2,345
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.230%	8/7/12	5,305	5,305
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.230%	8/7/12	6,345	6,345
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.230%	8/7/12	4,245	4,245
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.130%	8/7/12 LOC	42,350	42,350
1 Florida Ports Financing Commission Revenue
TOB VRDO	0.530%	8/7/12	3,930	3,930
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.130%	8/7/12 LOC	5,000	5,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.140%	8/7/12 LOC	12,200	12,200
Jacksonville FL Electric Authority Electric
System Revenue CP	0.190%	10/11/12	65,610	65,610
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.140%	8/7/12 LOC	17,310	17,310
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.170%	8/7/12	10,000	10,000
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.170%	8/1/12 LOC	8,350	8,350
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.160%	8/7/12 LOC	4,785	4,785
1 Jacksonville FL US Government Guaranteed
Notes TOB VRDO	0.160%	8/7/12	3,900	3,900
1 Lee Memorial Health System Florida Hospital
Revenue TOB VRDO	0.140%	8/7/12 LOC	14,395	14,395
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.160%	8/7/12 LOC	5,160	5,160

Liberty County FL Industrial Development
Revenue (Georgia-Pacific Corp. Project)
VRDO	0.180%	8/7/12 LOC	6,000	6,000
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.180%	8/7/12	17,400	17,400
1 Miami-Dade County FL School Board COP TOB
VRDO	0.140%	8/7/12 LOC	16,045	16,045
1 Miami-Dade County FL School Board COP TOB
VRDO	0.160%	8/7/12 (13)	36,630	36,630
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.150%	8/1/12 LOC	21	21
North Broward FL Hospital District Revenue
VRDO	0.130%	8/7/12 LOC	27,500	27,500
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.150%	8/7/12 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.150%	8/7/12	25,555	25,555
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.150%	8/7/12	15,770	15,770
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.230%	8/7/12	2,010	2,010
1 Orange County FL School Board COP TOB
VRDO	0.140%	8/7/12 LOC	34,920	34,920
1 Orange County FL School Board COP TOB
VRDO	0.170%	8/7/12	8,000	8,000
1 Orange County FL School Board COP TOB
VRDO	0.170%	8/7/12	8,700	8,700
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.140%	8/7/12 LOC	20,000	20,000
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.130%	8/7/12	8,455	8,455
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.330%	8/7/12 LOC	11,670	11,670
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.160%	8/7/12 LOC	5,700	5,700
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	8,190	8,190
1 Palm Beach County FL Water & Sewer Revenue
TOB VRDO	0.160%	8/7/12	5,535	5,535
Polk County FL Industrial Development Authority
Health Care Facilities Revenue (Winter Haven
Hospital Project) VRDO	0.150%	8/7/12 LOC	9,300	9,300
1 South Florida Water Management District COP
TOB VRDO	0.180%	8/7/12	9,800	9,800
1 South Florida Water Management District COP
TOB VRDO	0.230%	8/7/12	17,970	17,970
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.170%	8/7/12 LOC	20,000	20,000
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.180%	8/7/12	6,730	6,730
				745,027
Georgia (4.7%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.160%	8/7/12 LOC	24,750	24,750

1 Augusta GA Water & Sewer Revenue TOB
VRDO	0.270%	8/7/12 (4)	7,645	7,645
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/12	1,000	1,013
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.140%	8/7/12 LOC	26,385	26,385
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.160%	8/7/12 LOC	31,125	31,125
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.160%	8/7/12 LOC	49,000	49,000
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.160%	8/7/12 LOC	13,610	13,610
Fulton County GA Development Authority
Revenue (Lovett School Project) VRDO	0.160%	8/7/12 LOC	24,400	24,400
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.160%	8/7/12	22,835	22,835
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
VRDO	0.160%	8/7/12 LOC	69,415	69,415
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.160%	8/7/12 LOC	22,000	22,000
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.160%	8/7/12 LOC	37,000	37,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.160%	8/7/12 LOC	8,600	8,600
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.160%	8/7/12 LOC	32,000	32,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.160%	8/7/12 LOC	20,595	20,595
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.160%	8/7/12 LOC	3,400	3,400
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.160%	8/7/12 LOC	13,000	13,000
1 Gainesville GA Redevelopment Authority
Revenue (Brenau University Inc. Project)
VRDO	0.150%	8/7/12 LOC	10,300	10,300
Georgia GO	5.000%	8/1/12	2,125	2,125
Georgia GO	5.000%	10/1/12	9,000	9,071
1 Georgia GO TOB VRDO	0.130%	8/7/12	9,965	9,965
1 Georgia GO TOB VRDO	0.230%	8/7/12	11,000	11,000
Georgia Ports Authority Revenue (Garden City
Terminal Project) VRDO	0.160%	8/7/12 LOC	3,770	3,770
Georgia Road & Tollway Authority Revenue	4.000%	3/1/13	1,000	1,022
Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.130%	8/7/12 LOC	7,000	7,000
Gwinnett County GA Hospital Authority
(Gwinnett Hospital System Inc. Project ) RAN
VRDO	0.160%	8/7/12 LOC	45,385	45,385

1 Gwinnett County GA School District GO TOB
VRDO	0.130%	8/7/12	12,205	12,205
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.160%	8/7/12 LOC	14,275	14,275
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.160%	8/7/12 LOC	42,155	42,155
Main Street Natural Gas Inc. Georgia Gas
Project Revenue VRDO	0.150%	8/7/12	89,800	89,800
1 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue TOB
VRDO	0.180%	8/7/12 LOC	3,300	3,300
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.150%	8/7/12 LOC	41,465	41,465
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.150%	8/7/12 LOC	36,010	36,010
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.130%	8/7/12	15,225	15,225
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.160%	8/7/12	3,700	3,700
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.160%	8/7/12	5,630	5,630
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.180%	8/7/12	9,745	9,745
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.180%	8/7/12	5,795	5,795
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.170%	8/7/12 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.170%	8/7/12 LOC	3,700	3,700
				791,966
Hawaii (0.6%)
1 Hawaii Harbor System Revenue TOB VRDO	0.180%	8/7/12 LOC	14,620	14,620
1 Hawaii Housing Finance & Development
Revenue TOB VRDO	0.180%	8/7/12 LOC	12,510	12,510
1 Honolulu HI City & County Board Water Supply
Water System Revenue TOB VRDO	0.140%	8/7/12 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.230%	8/7/12	7,715	7,715
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.140%	8/7/12 LOC	16,210	16,210
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.180%	8/7/12	5,670	5,670
1 University of Hawaii Revenue TOB VRDO	0.140%	8/7/12 LOC	12,815	12,815
1 University of Hawaii Revenue TOB VRDO	0.160%	8/7/12 (13)	19,800	19,800
				96,340
Idaho (1.5%)
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.150%	8/7/12 LOC	5,985	5,985

Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.150%	8/7/12 LOC	8,305	8,305
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.150%	8/7/12 LOC	12,630	12,630
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	10,400	10,400
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	7,225	7,225
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	8,915	8,915
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	4,600	4,600
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	6,405	6,405
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	8,120	8,120
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	4,135	4,135
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	7,000	7,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	5,100	5,100
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	12,340	12,340
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	12,905	12,905
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	11,500	11,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	10,330	10,330
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	7,560	7,560
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	7,570	7,570
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	9,095	9,095
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	11,675	11,675
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	10,460	10,460
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	5,200	5,200
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	9,445	9,445
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.230%	8/7/12	10,870	10,870
Idaho TAN	2.000%	6/28/13	47,000	47,765
				255,535
Illinois (4.6%)
Bartlett IL Special Service Area No. 1 (Bluff City
LLC) GO VRDO	0.160%	8/7/12 LOC	11,080	11,080
Channahon IL Revenue (Morris Hospital) VRDO	0.160%	8/7/12 LOC	4,060	4,060
Channahon IL Revenue (Morris Hospital) VRDO	0.160%	8/7/12 LOC	5,105	5,105
Chicago IL Board of Education GO VRDO	0.150%	8/7/12 LOC	17,400	17,400
Chicago IL Board of Education GO VRDO	0.150%	8/7/12 LOC	5,900	5,900
Chicago IL Board of Education GO VRDO	0.160%	8/7/12 LOC	20,700	20,700
1 Chicago IL GO TOB VRDO	0.200%	8/7/12	6,000	6,000

1 Chicago IL GO TOB VRDO	0.230%	8/7/12	5,500	5,500
1 Chicago IL GO TOB VRDO	0.250%	8/7/12	12,150	12,150
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.250%	8/7/12	12,000	12,000
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.140%	8/7/12 LOC	29,465	29,465
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.180%	8/7/12	10,150	10,150
1 Chicago IL Water Revenue TOB VRDO	0.280%	8/7/12	17,870	17,870
Chicago IL Water Revenue VRDO	0.150%	8/7/12 LOC	7,000	7,000
Chicago IL Water Revenue VRDO	0.160%	8/7/12 LOC	19,575	19,575
Chicago IL Water Revenue VRDO	0.160%	8/7/12 LOC	5,285	5,285
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.160%	8/7/12 LOC	2,500	2,500
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.130%	8/7/12 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue
(Field Museum of Natural History) VRDO	0.160%	8/7/12 LOC	29,700	29,700
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	0.240%	5/2/13	16,000	16,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.230%	8/7/12	9,185	9,185
Illinois Finance Authority Industrial Development
Revenue (Gusto Packing Co. Inc. Project)
Revenue VRDO	0.550%	8/7/12 LOC	5,640	5,640
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.130%	8/7/12	33,165	33,165
2 Illinois Finance Authority Revenue (Advocate
Health Care) PUT	0.270%	2/26/13	11,500	11,500
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.160%	8/7/12	26,810	26,810
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.150%	8/7/12 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.160%	8/7/12	8,750	8,750
1 Illinois Finance Authority Revenue (Chicago
University) TOB VRDO	0.190%	8/7/12	13,330	13,330
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.150%	8/7/12 LOC	4,845	4,845
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.190%	8/13/12	15,710	15,710
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.180%	8/14/12	23,460	23,460
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.180%	8/14/12	24,350	24,350
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.170%	8/7/12 LOC	4,165	4,165
Illinois Finance Authority Revenue (Methodist
Medical Center) VRDO	0.150%	8/7/12 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore
University Health System) TOB VRDO	0.160%	8/7/12	4,375	4,375
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.160%	8/7/12 LOC	9,050	9,050
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.160%	8/7/12	6,000	6,000

Illinois Finance Authority Revenue
(Northwestern University) PUT	1.200%	3/1/13	1,350	1,356
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.180%	8/1/12	7,000	7,000
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.150%	8/7/12	8,165	8,165
Illinois Finance Authority Revenue (Presbyterian
Homes) VRDO	0.160%	8/7/12 LOC	38,600	38,600
Illinois Finance Authority Revenue (Presbyterian
Homes) VRDO	0.160%	8/7/12 LOC	27,590	27,590
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.150%	8/7/12 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.160%	8/7/12 LOC	12,870	12,870
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.180%	8/7/12	10,200	10,200
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	0.170%	8/1/12 LOC	2,715	2,715
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.130%	8/7/12	20,500	20,500
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.140%	8/7/12	16,000	16,000
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.140%	8/7/12	4,534	4,534
Illinois Finance Authority Revenue (YMCA
Metropolitan Chicago Project) VRDO	0.170%	8/7/12 LOC	4,200	4,200
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	0.250%	4/19/13	8,000	8,000
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.130%	8/7/12 LOC	8,600	8,600
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.180%	8/7/12	6,025	6,025
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.180%	8/7/12 (13)	11,265	11,265
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.160%	8/7/12	5,330	5,330
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.140%	8/7/12 LOC	20,000	20,000
Illinois Unemployment Insurance Fund Building
Receipts Revenue	2.000%	6/15/13	8,755	8,886
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.160%	8/7/12	4,355	4,355
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.150%	8/7/12	8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.150%	8/7/12	10,000	10,000
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.180%	8/7/12	9,190	9,190
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.230%	8/7/12	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.170%	8/7/12 (13)	11,330	11,330
1 Schaumburg IL GO TOB VRDO	0.190%	8/7/12	7,570	7,570
1 Southern Illinois University Revenue TOB VRDO	0.140%	8/7/12 LOC	11,390	11,390
				776,361

Indiana (2.4%)
Indiana Bond Bank Revenue Interim Advance
Funding Program TAN	1.250%	1/3/13	19,150	19,223
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.150%	8/7/12 LOC	12,560	12,560
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.160%	8/7/12 LOC	19,470	19,470
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.160%	8/7/12 LOC	13,600	13,600
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.150%	8/7/12 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.120%	8/7/12 LOC	17,400	17,400
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.150%	8/7/12 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.140%	8/7/12	21,825	21,825
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.140%	8/7/12	12,000	12,000
Indiana Finance Authority Revenue (Columbus
Regional Hospital) VRDO	0.170%	8/7/12 LOC	6,500	6,500
Indiana Finance Authority Revenue (DePauw
University Project) VRDO	0.150%	8/7/12 LOC	36,750	36,750
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.150%	8/7/12	4,610	4,610
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.170%	8/1/12	8,000	8,000
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	8/7/12	26,210	26,210
1 Indiana Health & Educational Facility Financing
Authority Health System Revenue (Sisters of
St. Francis Health Services Inc.) TOB VRDO	0.180%	8/7/12	3,300	3,300
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.180%	8/1/12	4,500	4,500
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.180%	8/7/12	19,275	19,275
1 Indiana Health Facility Financing Authority
Hospital Revenue (Community Hospital
Project) TOB VRDO	0.130%	8/7/12 LOC	6,420	6,420
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.140%	8/7/12	26,000	26,000
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.160%	8/7/12	44,495	44,495
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.230%	8/7/12	1,275	1,275
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.340%	8/7/12	3,025	3,025

1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.180%	8/7/12	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.180%	8/7/12	3,500	3,500
Lawrenceburg IN Pollution Control Revenue
VRDO	0.140%	8/7/12 LOC	5,500	5,500
St. Joseph County IN Educational Facilities
Revenue (University of Notre Dame Du Lac
Project) VRDO	0.140%	8/7/12	24,100	24,100
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.140%	8/7/12 LOC	30,375	30,375
				401,688
Iowa (0.1%)
Iowa Finance Authority Health Facilities
Revenue (Great River Medical Center Project)
VRDO	0.190%	8/1/12 LOC	2,000	2,000
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.200%	8/7/12	11,330	11,330
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.200%	8/7/12	9,235	9,235
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.200%	8/7/12	2,600	2,600
				25,165
Kansas (0.5%)
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.130%	8/7/12	6,155	6,155
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.230%	8/7/12	8,285	8,285
Sedgwick County KS Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.230%	8/7/12	34,000	34,000
Wichita KS BAN	0.250%	2/7/13	37,995	37,996
				86,436
Kentucky (0.9%)
Boyle County KY Hospital Revenue (Ephraim
McDowell Health Project) VRDO	0.160%	8/7/12 LOC	11,700	11,700
Jeffersontown KY Lease Program Revenue
(Kentucky League of Cities Funding Trust)
VRDO	0.160%	8/7/12 LOC	2,400	2,400
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.170%	8/7/12 LOC	8,900	8,900
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.170%	8/7/12 LOC	12,000	12,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.160%	8/7/12 LOC	5,000	5,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.160%	8/7/12 LOC	35,000	35,000
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	0.250%	2/26/13	10,000	10,000

2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	0.250%	2/26/13	10,000	10,000
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.200%	8/7/12	5,815	5,815
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.210%	8/7/12	2,305	2,305
Kentucky Housing Corp. Housing Revenue
VRDO	0.180%	8/7/12	4,750	4,750
Kentucky Housing Corp. Housing Revenue
VRDO	0.180%	8/7/12	5,770	5,770
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.130%	8/7/12	10,320	10,320
1 Lexington-Fayette Urban County Airport Board
Kentucky General Airport Revenue TOB
VRDO	0.160%	8/7/12	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.160%	8/7/12	6,125	6,125
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.150%	8/7/12 LOC	7,000	7,000
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.170%	8/7/12 LOC	3,590	3,590
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.150%	8/7/12 LOC	3,900	3,900
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.150%	8/7/12 LOC	3,615	3,615
				152,850
Louisiana (1.0%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.160%	8/7/12 LOC	17,000	17,000
East Baton Rouge Parish LA Industrial
Development Board Revenue (Stupp Bros.,
Inc. Project) VRDO	0.160%	8/7/12 LOC	24,445	24,445
East Baton Rouge Parish LA Industrial
Development Board Solid Waste Disposal
Revenue (Georgia-Pacific Corp. Project)
VRDO	0.180%	8/7/12 LOC	3,550	3,550
1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.180%	8/7/12	12,255	12,255
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.160%	8/7/12 LOC	34,000	34,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.160%	8/7/12 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.150%	8/7/12 LOC	20,355	20,355
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.180%	8/7/12 LOC	12,500	12,500
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.180%	8/7/12 LOC	10,000	10,000
				164,105

Maine (0.6%)
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.160%	8/7/12 LOC	9,300	9,300
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.200%	8/7/12 LOC	52,020	52,020
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.210%	8/7/12	5,510	5,510
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.230%	8/7/12	3,720	3,720
Maine Housing Authority Mortgage Revenue
VRDO	0.210%	8/7/12	20,000	20,000
Maine Housing Authority Mortgage Revenue
VRDO	0.210%	8/7/12	9,000	9,000
Maine Municipal Bond Bank Revenue	5.200%	11/1/12 (Prere.)	1,000	1,012
Old Town ME Solid Waste Disposal Revenue
(George-Pacific Corp. Project) VRDO	0.180%	8/7/12 LOC	4,260	4,260
				104,822
Maryland (2.8%)
Baltimore County MD BAN	2.500%	12/17/12	47,000	47,399
Baltimore County MD BAN	2.500%	12/17/12	110,000	110,932
1 Baltimore County MD GO TOB VRDO	0.180%	8/7/12	7,115	7,115
Frederick County MD GO	3.000%	12/1/12	2,335	2,356
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.210%	8/7/12	8,250	8,250
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.210%	8/7/12	7,520	7,520
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.210%	8/7/12	4,235	4,235
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.210%	8/7/12	4,430	4,430
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.230%	8/7/12	5,095	5,095
Maryland GO	5.000%	8/1/12	5,250	5,250
Maryland GO	5.250%	8/15/12	12,200	12,223
Maryland GO	4.000%	3/1/13	2,000	2,045
Maryland GO	5.000%	8/1/13	1,050	1,100
1 Maryland GO TOB VRDO	0.230%	8/7/12	10,125	10,125
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.150%	8/7/12	5,000	5,000
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Hospital)
VRDO	0.150%	8/7/12 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.190%	10/9/12	47,555	47,555
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.130%	8/7/12	7,635	7,635
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.200%	8/7/12	4,000	4,000
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.130%	8/7/12	11,400	11,400

Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.150%	8/7/12 LOC	4,600	4,600
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.150%	8/7/12 LOC	9,300	9,300
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.150%	8/7/12 LOC	5,000	5,000
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.160%	8/7/12 LOC	4,000	4,000
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.130%	8/7/12	15,385	15,385
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.160%	8/7/12	13,860	13,860
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.180%	8/7/12	8,800	8,800
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.270%	8/7/12	9,000	9,000
Maryland Transportation Authority Passenger
Facility Charge Revenue (BWI Airport) VRDO	0.180%	8/7/12 LOC	6,345	6,345
Montgomery County MD GO CP	0.240%	8/10/12	35,000	35,000
Montgomery County MD GO CP	0.230%	9/13/12	23,450	23,450
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.170%	8/7/12 LOC	5,065	5,065
University System of Maryland Auxiliary Facility
& Tuition Revenue	5.000%	4/1/13 (Prere.)	2,405	2,481
1 Washington Suburban Sanitation District
Maryland GO TOB VRDO	0.180%	8/7/12	9,145	9,145
				463,196
Massachusetts (2.8%)
1 Commonwealth Transportation Fund Revenue
Bonds TOB VRDO	0.180%	8/7/12	8,170	8,170
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.180%	8/7/12	5,760	5,760
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.150%	8/7/12	5,400	5,400
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.140%	8/7/12 LOC	11,510	11,510
Massachusetts Development Finance Agency
Revenue (Fay School) VRDO	0.130%	8/7/12 LOC	10,600	10,600
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.140%	8/7/12 LOC	8,640	8,640
Massachusetts GO	5.250%	11/1/12 (Prere.)	15,000	15,188
1 Massachusetts GO TOB VRDO	0.130%	8/7/12	13,545	13,545
1 Massachusetts GO TOB VRDO	0.130%	8/7/12 LOC	40,000	40,000
1 Massachusetts GO TOB VRDO	0.150%	8/7/12	15,000	15,000
1 Massachusetts GO TOB VRDO	0.160%	8/7/12	6,665	6,665
1 Massachusetts GO TOB VRDO	0.160%	8/7/12	3,750	3,750
1 Massachusetts GO TOB VRDO	0.160%	8/7/12	1,850	1,850
1 Massachusetts GO TOB VRDO	0.180%	8/7/12	23,935	23,935
1 Massachusetts GO TOB VRDO	0.180%	8/7/12	19,000	19,000
1 Massachusetts GO TOB VRDO	0.180%	8/7/12	24,625	24,625
1 Massachusetts GO TOB VRDO	0.180%	8/7/12 (4)	6,800	6,800
1 Massachusetts GO TOB VRDO	0.230%	8/7/12	9,475	9,475
1 Massachusetts GO TOB VRDO	0.230%	8/7/12	42,825	42,825
1 Massachusetts GO TOB VRDO	0.230%	8/7/12 (4)	5,500	5,500

1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.150%	8/1/12	3,190	3,190
1 Massachusetts Health & Educational Facilities
Authority Revenue (MIT) TOB VRDO	0.180%	8/7/12	11,765	11,765
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.220%	8/7/12	8,400	8,400
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.140%	8/7/12 LOC	23,700	23,700
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.200%	8/7/12	5,515	5,515
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.230%	8/7/12	10,635	10,635
1 Massachusetts Housing Finance Agency Single
Family Housing Revenue TOB VRDO	0.160%	8/7/12	4,825	4,825
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.160%	8/7/12	5,000	5,000
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.160%	8/7/12	3,070	3,070
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.230%	8/7/12	7,280	7,280
1 Massachusetts Water Pollution Abatement Trust
Revenue TOB VRDO	0.160%	8/7/12	2,040	2,040
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.150%	8/7/12	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.160%	8/7/12	5,000	5,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.160%	8/7/12	8,205	8,205
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.170%	8/7/12	5,975	5,975
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.180%	8/7/12	15,585	15,585
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.230%	8/7/12	7,500	7,500
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.270%	8/7/12	6,650	6,650
Massachusetts Water Resources Authority
Revenue VRDO	0.120%	8/7/12	28,000	28,000
Massachusetts Water Resources Authority
Revenue VRDO	0.160%	8/7/12	6,185	6,185
2 University of Massachusetts Building Authority
Revenue PUT	0.240%	2/26/13	13,800	13,800
				467,858
Michigan (3.5%)
Michigan Finance Authority State Aid RAN	2.000%	8/20/12	50,000	50,036
Michigan Finance Authority State Aid RAN	2.000%	8/20/12 LOC	57,560	57,611
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.170%	8/7/12 LOC	18,850	18,850
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.190%	8/7/12 LOC	59,245	59,245
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.190%	8/7/12 LOC	36,545	36,545
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.190%	8/7/12 LOC	67,945	67,945

1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.190%	8/7/12 LOC	66,995	66,995
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.160%	8/7/12 LOC	8,665	8,665
Michigan Hospital Finance Authority Revenue
(Holland Community Hospital) VRDO	0.170%	8/7/12 LOC	6,700	6,700
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.170%	8/7/12 LOC	18,590	18,590
Michigan Hospital Finance Authority Revenue
(Trinity Health) VRDO	0.130%	8/7/12	10,000	10,000
Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.170%	8/7/12	10,765	10,765
Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.170%	8/7/12	7,225	7,225
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.150%	8/7/12 LOC	23,220	23,220
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.170%	8/7/12 LOC	18,300	18,300
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.375%	10/1/12 (Prere.)	5,875	5,925
1 Michigan State University Board of Trustees
General Revenue TOB VRDO	0.180%	8/7/12	9,855	9,855
Michigan State University Board of Trustees
General Revenue VRDO	0.150%	8/7/12	12,000	12,000
Michigan State University Revenue CP	0.170%	10/3/12	13,225	13,225
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.160%	8/7/12 LOC	15,805	15,805
University of Michigan Hospital Medical Service
Plan Revenue VRDO	0.130%	8/7/12	18,350	18,350
University of Michigan Hospital Revenue VRDO	0.120%	8/7/12	29,000	29,000
University of Michigan University Revenue
VRDO	0.120%	8/7/12	6,300	6,300
1 Wayne State University Michigan Revenue TOB
VRDO	0.180%	8/7/12	5,295	5,295
1 Wayne State University Michigan Revenue TOB
VRDO	0.270%	8/7/12	5,000	5,000
				581,447
Minnesota (2.0%)
1 Hennepin County MN Sales Tax Revenue TOB
VRDO	0.180%	8/7/12	23,640	23,640
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.150%	8/7/12 LOC	20,000	20,000
Minnesota GO	2.000%	10/1/12	27,350	27,430
Minnesota GO	3.000%	10/1/12	16,000	16,073
Minnesota GO	5.250%	11/1/12 (Prere.)	1,005	1,017
1 Minnesota GO TOB VRDO	0.160%	8/7/12	3,510	3,510
1 Minnesota GO TOB VRDO	0.180%	8/7/12	9,415	9,415
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.160%	8/7/12	19,000	19,000
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.160%	8/7/12	10,135	10,135
Minnesota School District TRAN	2.000%	9/9/12	38,000	38,070
Minnesota School District TRAN	2.000%	9/11/12	12,000	12,023
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.180%	8/9/12	50,000	50,000

Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.180%	8/14/12	50,000	50,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.220%	9/13/12	8,300	8,300
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.190%	10/3/12	20,000	20,000
University of Minnesota Revenue CP	0.180%	12/4/12	22,315	22,315
University of Minnesota Revenue CP	0.200%	12/4/12	685	685
				331,613
Mississippi (0.3%)
Mississippi Business Finance Corp. Revenue
(Hattiesburg Project) VRDO	0.170%	8/7/12 LOC	7,800	7,800
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.150%	8/7/12 LOC	16,245	16,245
1 Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project) TOB VRDO	0.140%	8/7/12 LOC	5,000	5,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.140%	8/7/12	8,000	8,000
Perry County MS Pollution Control Revenue
(Leaf River Forest Product Project) VRDO	0.150%	8/7/12 LOC	10,430	10,430
				47,475
Missouri (1.1%)
1 Columbia MO Special Obligation Electrical
Improvement Revenue TOB VRDO	0.140%	8/7/12 LOC	16,540	16,540
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.170%	8/1/12	3,700	3,700
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.130%	8/1/12	3,100	3,100
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.120%	8/7/12	38,500	38,500
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.140%	8/7/12	8,000	8,000
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.180%	8/1/12	7,300	7,300
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.130%	8/7/12	13,905	13,905
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.160%	8/7/12	5,570	5,570
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.130%	8/7/12	25,320	25,320
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.230%	8/7/12	18,295	18,295
St. Charles County MO Public Water Supply
District No.2 Revenue VRDO	0.150%	8/7/12 LOC	16,000	16,000

St. Louis County MO Special Obligation TAN	0.750%	8/1/12	22,080	22,080
				178,310
Montana (0.1%)
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.220%	3/1/13	8,945	8,945
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.220%	3/1/13	14,675	14,675
				23,620
Multiple States (6.3%)
1 BlackRock Muni Intermediate Duration Fund,
Inc. VRDP VRDO	0.250%	8/7/12 LOC	65,600	65,600
1 BlackRock MuniHoldings Investment Quality
Fund VRDP VRDO	0.410%	8/7/12 LOC	90,000	90,000
1 BlackRock MuniYield Fund, Inc. VRDP VRDO	0.410%	8/7/12 LOC	53,400	53,400
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.200%	8/7/12 LOC	286,770	286,770
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.200%	8/7/12 LOC	37,747	37,747
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.200%	8/7/12 LOC	18,870	18,870
1 Nuveen Insured Municipal Opportunity Fund
VRDP VRDO	0.270%	8/7/12 LOC	185,000	185,000
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.250%	8/7/12 LOC	34,100	34,100
1 Nuveen Premier Insured Municipal Income
Fund, Inc. VRDP VRDO	0.270%	8/7/12 LOC	24,000	24,000
1 Nuveen Premium Income Municipal Fund 4
VRDP VRDO	0.250%	8/7/12 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund Inc
VRDP VRDO	0.250%	8/7/12 LOC	100,000	100,000
				1,065,487
Nebraska (1.7%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.150%	8/7/12	103,870	103,870
1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.180%	8/7/12 LOC	6,000	6,000
1 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.230%	8/7/12	1,130	1,130
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.170%	8/7/12	92,030	92,030
1 Nebraska Public Power District Revenue TOB
VRDO	0.160%	8/7/12 (13)	15,995	15,995
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.130%	8/7/12	10,105	10,105
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.180%	8/7/12	7,000	7,000
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.140%	8/7/12 LOC	18,130	18,130
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.160%	8/7/12 (13)	34,610	34,610
				288,870
Nevada (1.8%)
Clark County NV Airport System Revenue
VRDO	0.170%	8/7/12 LOC	15,000	15,000

Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.140%	8/7/12 LOC	9,100	9,100
1 Clark County NV GO TOB VRDO	0.130%	8/7/12 LOC	51,475	51,475
1 Clark County NV GO TOB VRDO	0.180%	8/7/12	7,655	7,655
1 Clark County NV GO TOB VRDO	0.190%	8/7/12	7,615	7,615
1 Clark County NV GO TOB VRDO	0.230%	8/7/12	9,770	9,770
1 Clark County NV School District GO TOB VRDO	0.130%	8/7/12	18,685	18,685
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.160%	8/7/12	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.230%	8/7/12	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.230%	8/7/12	8,330	8,330
Las Vegas Valley Water District Nevada GO	5.250%	12/1/12 (Prere.)	4,800	4,879
Las Vegas Valley Water District Nevada GO CP	0.180%	8/6/12	10,500	10,500
Las Vegas Valley Water District Nevada GO CP	0.210%	8/9/12	29,945	29,945
Las Vegas Valley Water District Nevada GO CP	0.200%	10/2/12	19,500	19,500
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.160%	8/7/12	4,685	4,685
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.180%	8/7/12	48,420	48,420
1 Nevada GO TOB VRDO	0.270%	8/7/12	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.140%	8/7/12 LOC	12,995	12,995
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.300%	8/7/12 LOC	7,440	7,440
Reno NV Hospital Revenue (Renown Regional
Medical Center Project) VRDO	0.160%	8/7/12 LOC	5,400	5,400
1 Truckee Meadows NV Water Authority Water
Revenue TOB VRDO	0.140%	8/7/12 LOC	9,990	9,990
				309,129
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.230%	8/7/12	10,000	10,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.230%	8/7/12	8,000	8,000
				18,000
New Jersey (1.6%)
Burlington County NJ BAN	1.500%	9/7/12	15,000	15,018
Cape May County NJ BAN	2.000%	8/31/12	8,000	8,011
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.280%	8/7/12 LOC	8,000	8,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.150%	8/7/12	14,585	14,585
New Jersey State Variable TRAN	0.495%	6/27/13	200,000	200,038
1 Nuveen New Jersey Premium Income Municipal
Fund VRDP VRDO	0.270%	8/7/12 LOC	20,000	20,000
				265,652
New Mexico (0.8%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.200%	8/7/12	24,495	24,495
New Mexico Educational Assistance Foundation
Revenue VRDO	0.180%	8/7/12 LOC	5,750	5,750

New Mexico Educational Assistance Foundation
Revenue VRDO	0.180%	8/7/12 LOC	5,600	5,600
1 New Mexico Finance Authority Transportation
Revenue TOB VRDO	0.230%	8/7/12	24,975	24,975
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.150%	8/7/12	79,650	79,650
				140,470
New York (4.3%)
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.410%	8/7/12 LOC	30,000	30,000
1 New York City NY GO TOB VRDO	0.170%	8/7/12	15,000	15,000
New York City NY GO VRDO	0.120%	8/7/12 LOC	11,730	11,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.170%	8/7/12 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.170%	8/7/12	22,500	22,500
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.170%	8/7/12 LOC	7,800	7,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.160%	8/7/12 LOC	5,000	5,000
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.140%	8/7/12 LOC	19,055	19,055
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.200%	9/7/12	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	8/1/12	8,730	8,730
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	8/7/12	15,000	15,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	8/1/12	10,140	10,140
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.170%	8/7/12	6,200	6,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.180%	8/1/12	27,400	27,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.140%	8/7/12	8,000	8,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.170%	8/1/12	8,100	8,100
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.180%	8/7/12	16,595	16,595
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.190%	8/7/12	25,190	25,190
New York City NY Trust for Cultural Resources
Revenue (Pierpont Morgan Library) VRDO	0.160%	8/7/12 LOC	11,965	11,965
1 New York GO TOB VRDO	0.180%	8/7/12	4,000	4,000
New York Liberty Development Corp. Revenue
PUT	0.270%	11/8/12	62,000	62,000
New York Liberty Development Corp. Revenue
PUT	0.280%	11/8/12	25,000	25,000

New York Liberty Development Corp. Revenue
PUT	0.300%	11/8/12	67,800	67,800
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.130%	8/7/12 LOC	4,415	4,415
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.130%	8/7/12 LOC	11,600	11,600
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.140%	8/7/12 LOC	7,095	7,095
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.140%	8/7/12 LOC	5,100	5,100
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.230%	8/7/12	20,100	20,100
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.150%	8/7/12	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.160%	8/7/12	3,510	3,510
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.160%	8/7/12	6,420	6,420
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.160%	8/7/12	1,000	1,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.160%	8/7/12	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.120%	8/7/12 LOC	26,900	26,900
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.160%	8/7/12 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.160%	8/7/12 LOC	10,400	10,400
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.170%	8/7/12	41,000	41,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.200%	8/1/12	5,400	5,400
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.180%	8/7/12	25,000	25,000
1 New York State Mortgage Agency Revenue
TOB VRDO	0.180%	8/1/12	7,690	7,690
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.140%	8/7/12 LOC	34,945	34,945
1 Nuveen New York Investment Quality Municipal
Fund VRDP VRDO	0.250%	8/7/12 LOC	20,000	20,000
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.250%	8/7/12 LOC	10,000	10,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.230%	8/7/12	7,320	7,320
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.160%	8/7/12	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.130%	8/7/12 LOC	8,200	8,200
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.130%	8/7/12 LOC	6,800	6,800
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.140%	8/7/12 LOC	6,850	6,850
				724,590

North Carolina (2.8%)
Cary NC GO VRDO	0.150%	8/7/12	19,395	19,395
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.150%	8/7/12	7,570	7,570
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.160%	8/7/12	5,935	5,935
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.180%	8/7/12	22,410	22,410
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.150%	8/7/12	34,100	34,100
Guilford County NC GO VRDO	0.150%	8/7/12	6,700	6,700
Mecklenburg County NC COP VRDO	0.170%	8/7/12	7,865	7,865
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell
University) VRDO	0.170%	8/7/12 LOC	11,000	11,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.180%	8/1/12	9,900	9,900
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.150%	8/7/12	14,100	14,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.150%	8/7/12	12,000	12,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.150%	8/7/12	15,700	15,700
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.160%	8/7/12	2,495	2,495
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.130%	8/7/12	10,770	10,770
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.180%	8/7/12	5,515	5,515
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.130%	8/7/12	12,485	12,485
North Carolina GO	5.000%	2/1/13	1,760	1,802
1 North Carolina Infrastructure Financial Corp.
Capital Improvements COP TOB VRDO	0.140%	8/7/12	10,085	10,085
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.170%	8/7/12 LOC	13,220	13,220
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.140%	8/7/12 LOC	50,490	50,490
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.150%	8/7/12 LOC	14,735	14,735
1 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.230%	8/7/12	3,800	3,800
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.160%	8/7/12 LOC	6,800	6,800

2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	0.270%	2/26/13	12,000	12,000
Orange County NC Public Facilities Co.
Revenue	2.000%	10/1/12	2,515	2,523
Raleigh Durham NC Airport Authority Revenue
VRDO	0.160%	8/7/12 LOC	10,400	10,400
1 Raleigh NC Combined Enterprise System
Revenue TOB VRDO	0.180%	8/7/12	8,995	8,995
1 Sampson County NC COP TOB VRDO	0.140%	8/7/12 LOC	5,000	5,000
Union County NC GO VRDO	0.130%	8/7/12	20,110	20,110
Union County NC GO VRDO	0.140%	8/7/12	15,970	15,970
Union County NC GO VRDO	0.140%	8/7/12	12,295	12,295
1 University of North Carolina University Revenue
TOB VRDO	0.150%	8/7/12	6,710	6,710
1 University of North Carolina University Revenue
TOB VRDO	0.160%	8/7/12	8,305	8,305
Wake County NC GO	5.000%	4/1/13	1,235	1,274
1 Wake County NC Limited Obligation Revenue
TOB VRDO	0.160%	8/7/12	10,105	10,105
Wake County NC Public Improvement GO
VRDO	0.160%	8/7/12	30,000	30,000
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.150%	8/7/12	17,195	17,195
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.150%	8/7/12	6,000	6,000
				465,754
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.130%	8/7/12	21,850	21,850
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	8/7/12	9,600	9,600
				31,450
Ohio (3.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
Systems) VRDO	0.170%	8/7/12 LOC	23,360	23,360
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.180%	8/7/12 LOC	14,890	14,890
Avon OH BAN	1.000%	6/27/13	2,955	2,972
3 Butler County OH BAN	0.400%	8/1/13	2,500	2,500
Cleveland OH Water Revenue BAN	1.500%	1/25/13	10,000	10,030
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.170%	8/7/12 LOC	6,230	6,230
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.160%	8/7/12 LOC	32,660	32,660
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.160%	8/7/12 LOC	8,195	8,195
Columbus OH Sewer Revenue VRDO	0.140%	8/7/12	32,040	32,040
Columbus OH TAN	2.000%	11/29/12	14,850	14,936
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.170%	8/7/12 LOC	6,480	6,480

Delaware OH BAN	1.500%	4/24/13	11,262	11,354
Euclid OH BAN	1.250%	6/13/13	1,570	1,577
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.150%	8/7/12 LOC	8,335	8,335
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.150%	8/7/12 LOC	13,560	13,560
Kent OH BAN	1.375%	10/10/12	2,500	2,504
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.150%	8/7/12	59,115	59,115
Marysville OH BAN	1.500%	5/30/13	1,925	1,938
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.160%	8/7/12 LOC	15,000	15,000
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.160%	8/7/12	15,000	15,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.140%	8/7/12 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.140%	8/7/12	17,490	17,490
Ohio Common Schools GO VRDO	0.140%	8/7/12	8,875	8,875
Ohio Common Schools GO VRDO	0.140%	8/7/12	6,195	6,195
Ohio Development Assistance & Revitalization
Project BAN	0.350%	5/30/13	23,700	23,700
Ohio GO VRDO	0.130%	8/7/12	23,405	23,405
Ohio GO VRDO	0.130%	8/7/12	8,375	8,375
Ohio GO VRDO	0.140%	8/7/12	4,200	4,200
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.230%	8/1/12	13,000	13,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.210%	8/7/12	3,000	3,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	8/7/12	3,700	3,700
Ohio Infrastructure Improvement GO VRDO	0.130%	8/7/12	9,295	9,295
Ohio State University General Receipts
Revenue VRDO	0.130%	8/7/12	27,625	27,625
Ohio State University General Receipts
Revenue VRDO	0.130%	8/7/12	15,000	15,000
Ohio State University General Receipts
Revenue VRDO	0.140%	8/7/12	43,100	43,100
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.180%	8/7/12 LOC	22,650	22,650
Pickerington OH BAN	1.250%	1/30/13	2,545	2,556
Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital Project)
VRDO	0.170%	8/7/12 LOC	7,235	7,235
Stow OH BAN	1.500%	5/3/13	5,225	5,267
University of Cincinnati OH BAN	2.000%	12/13/12	6,100	6,137
University of Cincinnati OH BAN	2.000%	5/9/13	16,600	16,817
				554,298
Oklahoma (0.3%)
1 Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program) TOB VRDO	0.230%	8/7/12	3,930	3,930
1 Oklahoma Student Loan Authority Revenue
TOB VRDO	0.180%	8/7/12	24,995	24,995

1 Oklahoma Student Loan Authority Revenue
TOB VRDO	0.180%	8/7/12	28,830	28,830
				57,755
Oregon (0.9%)
1 Jackson County OR School District GO TOB
VRDO	0.270%	8/7/12	6,000	6,000
1 Oregon Business Development Commission
Revenue TOB VRDO	0.180%	8/7/12	5,920	5,920
1 Oregon Department of Administrative Services
COP TOB VRDO	0.140%	8/7/12 LOC	15,405	15,405
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.170%	8/7/12	43,505	43,505
Oregon Health & Sciences University Revenue
VRDO	0.150%	8/7/12 LOC	8,500	8,500
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.210%	8/7/12	8,665	8,665
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.150%	8/7/12	6,640	6,640
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.200%	8/7/12	7,100	7,100
Oregon TAN	2.000%	6/28/13	42,315	43,006
				144,741
Pennsylvania (1.0%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.160%	8/7/12	4,000	4,000
Emmaus PA General Authority Revenue VRDO	0.160%	8/7/12 LOC	2,500	2,500
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.140%	8/7/12	24,000	24,000
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.270%	8/7/12 LOC	22,000	22,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.130%	8/7/12 LOC	8,550	8,550
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.230%	8/7/12	12,060	12,060
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	8/7/12	15,000	15,000
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.150%	8/7/12 LOC	10,000	10,000
1 Philadelphia PA Authority Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.220%	8/7/12 LOC	15,350	15,350
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.170%	8/1/12	11,300	11,300
Philadelphia PA Water & Waste Water Revenue
VRDO	0.140%	8/7/12 LOC	15,435	15,435

Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation BAN	1.250%	12/12/12	20,000	20,075
				160,270
Rhode Island (0.2%)
1 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.140%	8/7/12 LOC	11,825	11,825
Rhode Island & Providence Plantations GO	2.000%	8/1/12	2,955	2,955
Rhode Island & Providence Plantations GO	2.000%	8/1/12	3,770	3,770
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.160%	8/7/12 LOC	8,035	8,035
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.160%	8/7/12 LOC	7,350	7,350
1 Rhode Island Housing & Mortgage Finance
Corp. Revenue TOB VRDO	0.340%	8/7/12	5,000	5,000
				38,935
South Carolina (0.9%)
Greenville County SC School District Installment
Revenue	5.500%	12/1/12 (Prere.)	18,030	18,525
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.160%	8/7/12	15,995	15,995
1 Greer SC Combined Utility System Revenue
TOB VRDO	0.180%	8/7/12 (13)	9,635	9,635
South Carolina Association of Governmental
Organizations TAN	1.500%	4/15/13	79,736	80,463
South Carolina GO	5.000%	4/1/13	1,000	1,032
1 South Carolina Housing Revenue TOB VRDO	0.160%	8/7/12	5,875	5,875
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.150%	8/7/12 LOC	11,000	11,000
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.210%	8/7/12 LOC	6,900	6,900
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.140%	8/7/12 LOC	5,930	5,930
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.160%	8/7/12	4,000	4,000
				159,355
South Dakota (0.1%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.130%	8/7/12	8,050	8,050
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.150%	8/7/12	17,000	17,000
				25,050
Tennessee (3.7%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.170%	8/7/12 LOC	4,800	4,800
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.170%	8/7/12	19,900	19,900
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.170%	8/7/12 LOC	5,650	5,650

Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.170%	8/7/12 LOC	4,000	4,000
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.170%	8/7/12 LOC	10,975	10,975
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.170%	8/7/12 LOC	24,530	24,530
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.170%	8/7/12 LOC	14,565	14,565
Jackson TN Energy Authority Gas System
Revenue VRDO	0.160%	8/7/12 LOC	8,340	8,340
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.140%	8/7/12 LOC	9,400	9,400
johnson city tn health & educational facilities
board hospital revenue (sts health
alliance) vrdo	0.140%	8/7/12 LOC	6,830	6,830
1 knoxville tn waste water system revenue
tob vrdo	0.130%	8/7/12	15,940	15,940
metropolitan government of nashville &
davidson county tn go cp	0.200%	8/1/12	42,000	42,000
metropolitan government of nashville &
davidson county tn go cp	0.200%	8/2/12	54,000	54,000
metropolitan government of nashville &
davidson county tn go cp	0.240%	8/6/12	25,000	25,000
metropolitan government of nashville &
Davidson County TN GO CP	0.240%	8/7/12	25,000	25,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.190%	11/6/12	25,000	25,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.200%	11/6/12	35,000	35,000
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Lipscomb
University) VRDO	0.160%	8/7/12 LOC	13,500	13,500
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.160%	8/7/12	8,250	8,250
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.230%	8/7/12	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.170%	8/7/12 LOC	4,700	4,700
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.170%	8/7/12	24,200	24,200
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.240%	8/7/12 LOC	11,100	11,100
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	6.500%	9/1/12 (Prere.)	5,890	5,921

1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.160%	8/7/12	3,630	3,630
Tennessee GO	4.000%	5/1/13	1,000	1,028
Tennessee GO CP	0.200%	8/1/12	63,471	63,471
Tennessee GO CP	0.190%	9/6/12	25,000	25,000
1 Tennessee Housing Development Agency
Homeownership Program Revenue TOB
VRDO	0.200%	8/7/12	5,290	5,290
Tennessee School Bond Authority Revenue CP	0.200%	8/1/12	27,619	27,619
Tennessee School Bond Authority Revenue CP	0.200%	8/8/12	62,667	62,667
Tennessee School Bond Authority Revenue CP	0.210%	8/8/12	34,225	34,225
				627,781
Texas (10.7%)
Austin TX GO	4.400%	9/1/12 (Prere.)	1,000	1,003
1 Austin TX Revenue TOB VRDO	0.180%	8/7/12 (13)	10,000	10,000
1 Austin TX Revenue TOB VRDO	0.180%	8/7/12 (13)	18,245	18,245
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/12	1,000	1,014
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.130%	8/7/12 LOC	16,810	16,810
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.150%	8/7/12 (13)	5,635	5,635
1 Bexar County TX Combined Flood Control GO
TOB VRDO	0.180%	8/7/12	28,515	28,515
1 Comal TX Independent School District GO TOB
VRDO	0.140%	8/7/12 LOC	10,220	10,220
1 Conroe TX Independent School District GO TOB
VRDO	0.160%	8/7/12	6,010	6,010
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.130%	8/7/12	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.140%	8/7/12 LOC	19,455	19,455
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.230%	8/7/12	12,465	12,465
1 Dallas TX Independent School District GO TOB
VRDO	0.180%	8/7/12	14,720	14,720
Dallas TX Waterworks & Sewer System
Revenue	5.000%	4/1/13 (Prere.)	1,100	1,135
1 Denton TX Independent School District GO TOB
VRDO	0.160%	8/7/12	7,380	7,380
Denton TX Independent School District GO
VRDO	0.250%	8/7/12	18,305	18,305
1 Edinburg TX Consolidated Independent School
District COP TOB VRDO	0.180%	8/7/12	12,020	12,020
Fort Bend County TX GO	2.000%	3/1/13	1,905	1,924
1 Fort Bend TX Independent School District GO
TOB VRDO	0.180%	8/7/12	5,000	5,000
1 Frisco TX GO TOB VRDO	0.150%	8/7/12	4,060	4,060
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	0.150%	8/7/12 LOC	22,000	22,000
1 Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)TOB VRDO	0.180%	8/7/12	8,755	8,755
1 Harris County TX Flood Control District GO TOB
VRDO	0.160%	8/7/12	5,000	5,000

1 Harris County TX GO TOB VRDO	0.180%	8/7/12	2,515	2,515
1 Harris County TX GO TOB VRDO	0.230%	8/7/12	8,070	8,070
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.170%	8/1/12 LOC	10,030	10,030
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.140%	8/7/12 LOC	2,500	2,500
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.150%	8/7/12 LOC	13,000	13,000
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.190%	8/1/12	21,000	21,000
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.220%	8/7/12	18,000	18,000
Harris County TX Hospital District Revenue
VRDO	0.150%	8/7/12 LOC	9,700	9,700
Harris County TX Industrial Development Corp.
Revenue (Baytank (Houston) Inc. Project)
VRDO	0.170%	8/7/12 LOC	8,000	8,000
1 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.180%	8/7/12	9,995	9,995
1 Harris County TX Toll Road Revenue TOB
VRDO	0.160%	8/7/12 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.170%	8/7/12	12,000	12,000
Houston TX Combined Utility System CP	0.190%	8/21/12	12,500	12,500
Houston TX Combined Utility System CP	0.200%	9/7/12	13,715	13,715
Houston TX Combined Utility System CP	0.200%	9/10/12 LOC	20,000	20,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.160%	8/7/12	6,665	6,665
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.180%	8/7/12	4,000	4,000
1 Houston TX Independent School District
Revenue TOB VRDO	0.230%	8/7/12	19,610	19,610
1 Houston TX Utility System Revenue TOB VRDO	0.130%	8/7/12 LOC	9,000	9,000
1 Houston TX Utility System Revenue TOB VRDO	0.140%	8/7/12 LOC	15,300	15,300
1 Houston TX Utility System Revenue TOB VRDO	0.230%	8/7/12	12,240	12,240
1 Hutto TX Independent School District GO TOB
VRDO	0.230%	8/7/12	21,130	21,130
1 Katy TX Independent School District GO TOB
VRDO	0.160%	8/7/12	5,730	5,730
1 Keller TX Independent School District GO TOB
VRDO	0.180%	8/7/12	5,655	5,655
1 Leander TX Independent School District GO
TOB VRDO	0.180%	8/7/12	15,345	15,345
Lubbock TX GO	2.000%	2/15/13	2,095	2,114
Lubbock TX GO	2.000%	2/15/13	3,170	3,198
1 Mansfield TX Independent School District GO
TOB VRDO	0.230%	8/7/12	4,250	4,250
1 McKinney TX Independent School District GO
TOB VRDO	0.140%	8/7/12 LOC	10,185	10,185
Mesquite TX Independent School District GO
PUT	0.200%	8/14/12	22,255	22,255

1 North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project) TOB VRDO	0.180%	8/7/12	4,995	4,995
1 North East TX Independent School District GO
TOB VRDO	0.130%	8/7/12 LOC	5,000	5,000
1 North East TX Independent School District GO
TOB VRDO	0.150%	8/7/12	26,805	26,805
1 North East TX Independent School District GO
TOB VRDO	0.160%	8/7/12	3,355	3,355
1 North Texas Health Facilities Development
Corp. Hospital Revenue (United Regional
Health Care System) TOB VRDO	0.130%	8/7/12 LOC	13,160	13,160
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.160%	8/7/12 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.170%	8/7/12	27,805	27,805
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.230%	8/7/12 (13)	22,360	22,360
1 Northside TX Independent School District GO
TOB VRDO	0.150%	8/7/12	4,500	4,500
1 Northside TX Independent School District GO
TOB VRDO	0.180%	8/7/12	17,315	17,315
1 Northside TX Independent School District GO
TOB VRDO	0.200%	8/7/12	5,270	5,270
Northwest Texas Independent School District
GO VRDO	0.160%	8/7/12	8,170	8,170
1 Pearland TX GO TOB VRDO	0.140%	8/7/12 LOC	10,150	10,150
1 Pearland TX Independent School District GO
TOB VRDO	0.270%	8/7/12	9,000	9,000
1 Pflugerville TX Independent School District TOB
VRDO	0.160%	8/7/12	15,375	15,375
1 Plano TX Independent School District GO TOB
VRDO	0.180%	8/7/12	14,055	14,055
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.130%	8/7/12	10,660	10,660
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.160%	8/7/12	5,000	5,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.160%	8/7/12	4,700	4,700
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.190%	8/7/12	8,335	8,335
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.180%	8/7/12	96,400	96,400
1 San Antonio TX Independent School District
Revenue TOB VRDO	0.230%	8/7/12	10,355	10,355
1 San Antonio TX Water Revenue TOB VRDO	0.140%	8/7/12 LOC	11,095	11,095
1 San Antonio TX Water Revenue TOB VRDO	0.150%	8/7/12	10,000	10,000
South Texas Community College District GO	5.500%	8/15/12 (Prere.)	4,875	4,885
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project) VRDO	0.130%	8/7/12	19,000	19,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare) VRDO	0.150%	8/7/12 LOC	5,400	5,400
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.130%	8/7/12	10,325	10,325

Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.160%	8/7/12	35,335	35,335
1 Tarrant TX Regional Water District Revenue
TOB VRDO	0.160%	8/7/12	15,550	15,550
Texas A&M University System Permanent
University Fund Revenue	5.250%	7/1/13	1,200	1,255
1 Texas A&M University System Revenue
Financing System Revenue TOB VRDO	0.160%	8/7/12	11,100	11,100
1 Texas A&M University System Revenue
Financing System Revenue TOB VRDO	0.180%	8/7/12	4,575	4,575
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.200%	8/7/12	5,895	5,895
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.210%	8/7/12	4,250	4,250
1 Texas GO TOB VRDO	0.180%	8/1/12	4,500	4,500
1 Texas GO TOB VRDO	0.180%	8/1/12	24,600	24,600
1 Texas GO TOB VRDO	0.180%	8/1/12	5,900	5,900
1 Texas GO TOB VRDO	0.180%	8/1/12	31,395	31,395
1 Texas GO TOB VRDO	0.150%	8/7/12	21,560	21,560
1 Texas GO TOB VRDO	0.150%	8/7/12	12,000	12,000
1 Texas GO TOB VRDO	0.150%	8/7/12	45,000	45,000
1 Texas GO TOB VRDO	0.180%	8/7/12	9,915	9,915
1 Texas GO TOB VRDO	0.190%	8/7/12	5,360	5,360
1 Texas GO TOB VRDO	0.230%	8/7/12	8,700	8,700
1 Texas GO TOB VRDO	0.230%	8/7/12	17,655	17,655
1 Texas GO TOB VRDO	0.270%	8/7/12	8,750	8,750
Texas GO VRDO	0.150%	8/7/12	8,335	8,335
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.170%	8/7/12 LOC	11,650	11,650
1 Texas State University Student Loan GO TOB
VRDO	0.230%	8/7/12	20,065	20,065
Texas TRAN	2.500%	8/30/12	200,000	200,354
Texas TRAN CP	0.170%	8/30/12	24,000	24,000
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.170%	8/7/12	13,540	13,540
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.180%	8/7/12	21,925	21,925
Texas Transportation Commission Mobility Fund
GO VRDO	0.140%	8/7/12	4,000	4,000
1 Texas Transportation Commission Revenue
TOB VRDO	0.130%	8/7/12	20,570	20,570
1 Texas Transportation Commission Revenue
TOB VRDO	0.130%	8/7/12	13,910	13,910
1 Texas Transportation Commission Revenue
TOB VRDO	0.160%	8/7/12	7,500	7,500
1 Texas Transportation Commission Revenue
TOB VRDO	0.270%	8/7/12	4,925	4,925
1 Texas University System Revenue Financing
System Revenue TOB VRDO	0.180%	8/7/12	14,360	14,360
1 Texas Water Development Board Revenue TOB
VRDO	0.270%	8/7/12	7,500	7,500
1 Travis County TX GO TOB VRDO	0.150%	8/7/12	11,050	11,050
Trinity River Authority Texas Solid Waste
Disposal Revenue VRDO	0.230%	8/7/12 LOC	3,830	3,830

1 University of Houston Texas Revenue TOB
VRDO	0.180%	8/7/12	7,600	7,600
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.130%	8/7/12	6,560	6,560
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.130%	8/7/12	10,200	10,200
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.180%	8/7/12	11,815	11,815
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.230%	8/7/12	29,215	29,215
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.270%	8/7/12	6,600	6,600
University of Texas System Revenue Financing
System Revenue VRDO	0.130%	8/7/12	60,000	60,000
University of Texas System Revenue Financing
System Revenue VRDO	0.140%	8/7/12	40,000	40,000
1 Waco TX Education Finance Corp. Revenue
(Baylor University) TOB VRDO	0.180%	8/7/12	9,855	9,855
				1,806,842
Utah (0.9%)
1 Riverton UT Hospital Revenue (IHC Health
Services Inc.) TOB VRDO	0.180%	8/7/12	5,500	5,500
Salt Lake County UT TRAN	2.000%	12/27/12	17,110	17,236
Utah Board of Regents Student Loan Revenue
VRDO	0.170%	8/7/12 LOC	13,800	13,800
1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.680%	8/7/12	1,330	1,330
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.170%	8/7/12 LOC	12,660	12,660
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.170%	8/7/12 LOC	8,460	8,460
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.180%	8/7/12	13,985	13,985
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.170%	8/7/12 LOC	5,450	5,450
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.170%	8/7/12 LOC	4,000	4,000
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12 (Prere.)	5,000	5,089
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.130%	8/7/12	11,400	11,400
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.150%	8/7/12	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.180%	8/7/12	28,520	28,520
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.270%	8/7/12	9,720	9,720
				147,840
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.150%	8/7/12 LOC	11,770	11,770
1 Vermont Housing Finance Agency Revenue
TOB VRDO	0.230%	8/7/12	1,985	1,985
				13,755

Virginia (1.8%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.160%	8/7/12 LOC	7,885	7,885
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.230%	8/7/12 LOC	14,610	14,610
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.130%	8/7/12	42,100	42,100
Fairfax County VA Public Improvement GO	5.000%	10/1/12	5,300	5,342
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.130%	8/7/12	19,095	19,095
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.170%	8/7/12 LOC	2,300	2,300
Harrisonburg VA Industrial Development
Authority Revenue (Mennonite Retirement)
VRDO	0.170%	8/7/12 LOC	4,800	4,800
1 Newport News VA GO TOB VRDO	0.130%	8/7/12	10,720	10,720
Norfolk VA GO VRDO	0.190%	8/7/12	29,675	29,675
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.140%	8/7/12 LOC	11,900	11,900
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.160%	8/7/12 LOC	4,000	4,000
1 University of Virginia Revenue TOB VRDO	0.180%	8/1/12	9,065	9,065
1 University of Virginia Revenue TOB VRDO	0.130%	8/7/12	7,500	7,500
1 University of Virginia Revenue TOB VRDO	0.150%	8/7/12	12,000	12,000
1 University of Virginia Revenue TOB VRDO	0.150%	8/7/12	3,300	3,300
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.130%	8/7/12	12,230	12,230
Virginia Commonwealth Transportation Board
Revenue	1.000%	3/15/13	2,520	2,532
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.180%	8/7/12	4,030	4,030
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.180%	8/7/12	8,700	8,700
1 Virginia GO TOB VRDO	0.160%	8/7/12	9,880	9,880
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.230%	8/7/12	6,485	6,485
1 Virginia Housing Development Authority Rental
Housing Revenue TOB VRDO	0.230%	8/7/12	13,735	13,735
1 Virginia Public Building Authority Facility
Revenue TOB VRDO	0.180%	8/7/12	13,650	13,650
Virginia Public Building Authority Facility
Revenue VRDO	0.160%	8/7/12	41,800	41,800
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/12	1,325	1,325
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.130%	8/7/12	5,000	5,000
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.230%	8/7/12	4,490	4,490
				308,149

Washington (3.2%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.130%	8/7/12	6,200	6,200
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.160%	8/7/12	82,025	82,025
Everett WA Industrial Development Corp.
Exempt Facilities Revenue (Kimberly-Clark
Corp. Project) VRDO	0.190%	8/7/12	6,400	6,400
1 King County WA Sewer Revenue TOB VRDO	0.130%	8/7/12 LOC	30,280	30,280
1 King County WA Sewer Revenue TOB VRDO	0.150%	8/7/12	2,100	2,100
1 King County WA Sewer Revenue TOB VRDO	0.180%	8/7/12	6,105	6,105
1 Port of Seattle WA Revenue TOB VRDO	0.210%	8/7/12	25,830	25,830
1 Port of Seattle WA Revenue TOB VRDO	0.230%	8/7/12	7,370	7,370
1 Port of Seattle WA Revenue TOB VRDO	0.230%	8/7/12	13,640	13,640
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.130%	8/7/12	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.150%	8/7/12	11,200	11,200
1 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.180%	8/7/12	9,865	9,865
1 Seattle WA Water System Revenue TOB VRDO	0.130%	8/7/12 LOC	12,785	12,785
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.180%	8/7/12 LOC	13,100	13,100
1 University of Washington Revenue TOB VRDO	0.140%	8/7/12 LOC	38,200	38,200
1 University of Washington Revenue TOB VRDO	0.160%	8/7/12	7,450	7,450
1 Washington GO TOB VRDO	0.130%	8/7/12	10,505	10,505
1 Washington GO TOB VRDO	0.130%	8/7/12 LOC	8,645	8,645
1 Washington GO TOB VRDO	0.130%	8/7/12	15,165	15,165
1 Washington GO TOB VRDO	0.130%	8/7/12	19,015	19,015
1 Washington GO TOB VRDO	0.140%	8/7/12 LOC	11,030	11,030
1 Washington GO TOB VRDO	0.160%	8/7/12	2,000	2,000
1 Washington GO TOB VRDO	0.160%	8/7/12	7,995	7,995
1 Washington GO TOB VRDO	0.160%	8/7/12	5,100	5,100
1 Washington GO TOB VRDO	0.230%	8/7/12	13,925	13,925
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.160%	8/7/12	15,010	15,010
Washington Health Care Facilities Authority
Revenue (Fred Hutchinson Cancer Center)
VRDO	0.170%	8/7/12 LOC	11,505	11,505
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.150%	8/7/12	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.150%	8/7/12	8,610	8,610
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.180%	8/7/12	60,000	60,000
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.160%	8/7/12	9,995	9,995
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.180%	8/7/12	10,800	10,800

Washington Housing Finance Commission Multi-
Family Housing Revenue (Canyon Lakes II
Project) VRDO	0.190%	8/7/12 LOC	5,240	5,240
Washington Housing Finance Commission Multi-
Family Housing Revenue (Deer Run West
Apartments Project) VRDO	0.180%	8/7/12 LOC	5,200	5,200
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.150%	8/7/12 LOC	4,000	4,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.190%	8/7/12 LOC	11,880	11,880
Washington Housing Finance Commission
Nonprofit Revenue (Seattle Art Museum
Project) VRDO	0.160%	8/7/12 LOC	8,500	8,500
				538,960
West Virginia (0.6%)
West Virginia Economic Development Authority
Pollution Control Revenue (Ohio Power Co. -
Kammer Project) VRDO	0.140%	8/7/12 LOC	35,600	35,600
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.170%	8/7/12 LOC	9,700	9,700
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.160%	8/7/12 LOC	50,410	50,410
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group) VRDO	0.170%	8/7/12 LOC	7,490	7,490
1 West Virginia Housing Development Revenue
TOB VRDO	0.200%	8/7/12	3,595	3,595
				106,795
Wisconsin (2.7%)
Milwaukee WI (Extendible) CP	0.370%	8/6/12	7,000	7,000
Milwaukee WI (Extendible) CP	0.240%	8/20/12	5,000	5,000
Milwaukee WI (Extendible) CP	0.370%	8/21/12	4,000	4,000
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.150%	8/7/12 LOC	6,210	6,210
Racine WI BAN	1.375%	7/1/13	7,000	7,024
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.160%	8/7/12	5,000	5,000
Wisconsin GO CP	0.270%	8/3/12	43,160	43,160
Wisconsin GO CP	0.260%	8/8/12	6,600	6,600
Wisconsin GO CP	0.270%	9/14/12	4,000	4,000
Wisconsin GO CP	0.280%	9/19/12	3,303	3,303
Wisconsin GO CP	0.280%	9/19/12	3,800	3,800
Wisconsin GO CP	0.250%	10/9/12	5,000	5,000
Wisconsin GO CP	0.250%	11/5/12	10,000	10,000
Wisconsin GO CP	0.260%	11/5/12	15,389	15,389
Wisconsin GO CP	0.270%	11/20/12	60,000	60,000
1 Wisconsin GO TOB VRDO	0.130%	8/7/12	12,635	12,635
1 Wisconsin GO TOB VRDO	0.230%	8/7/12	23,600	23,600
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.230%	8/7/12	750	750

1 Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)TOB VRDO	0.180%	8/7/12 LOC	10,275	10,275
Wisconsin Health & Educational Facilities
Authority Revenue (Concordia University Inc.)
VRDO	0.160%	8/7/12 LOC	3,805	3,805
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.180%	8/7/12 LOC	10,535	10,535
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.180%	8/7/12 LOC	20,000	20,000
Wisconsin Health & Educational Facilities
Authority Revenue (Franciscan Sisters) VRDO	0.140%	8/7/12 LOC	4,800	4,800
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.170%	8/7/12 LOC	22,000	22,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group) CP	0.180%	9/5/12	14,090	14,090
Wisconsin Health & Educational Facilities
Authority Revenue (St. Norbert College Inc.)
VRDO	0.160%	8/7/12 LOC	7,130	7,130
Wisconsin Health & Educational Facilities
Authority Revenue (Wausau Hospital) VRDO	0.170%	8/1/12 LOC	4,100	4,100
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.210%	8/7/12	4,325	4,325
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.180%	8/7/12	12,300	12,300
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.180%	8/7/12	28,285	28,285
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.200%	8/7/12	33,170	33,170
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.200%	8/7/12	14,070	14,070
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.160%	8/7/12	10,000	10,000
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.270%	8/7/12	5,220	5,220
1 Wisconsin Public Power System Power Supply
System Revenue TOB VRDO	0.140%	8/7/12 LOC	10,105	10,105
Wisconsin School Districts Cash Flow
Administration Program Revenue	1.000%	10/15/12	6,000	6,008
Wisconsin Transportation Revenue	5.000%	7/1/13	6,350	6,626
				449,315
Wyoming (0.4%)
Wyoming Community Development Authority
Housing Revenue VRDO	0.170%	8/7/12 LOC	14,000	14,000
Wyoming Student Loan Corp. Student Loan
Revenue VRDO	0.150%	8/7/12 LOC	50,000	50,000
				64,000
Total Tax-Exempt Municipal Bonds (Cost $16,437,100)				16,437,100

		Shares
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
4 Vanguard Municipal Cash Management Fund
(Cost $566,596)	0.147%	566,596,000	566,596

Total Investments (101.0%) (Cost $17,003,696)			17,003,696
Other Assets and Liabilities-Net (-1.0%)			(173,479)
Net Assets (100%)			16,830,217

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $6,328,636,000, representing 37.6% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2012.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

Tax-Exempt Money Market Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 21, 2012

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.